UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Conservative Income Municipal Bond

Fund -

Fidelity Conservative Income Municipal Bond

Fund

Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Conservative Income Municipal Bond	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,003.20	$ 1.49
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification as of June 30, 2014
Days	% of fund's investments	% of fund's investments 6 months ago
1 - 7	63.5	72.4
8 - 30	0.7	2.0
31 - 60	2.7	1.1
61 - 90	1.5	0.2
91 - 180	3.3	1.2
> 180	28.3	23.1

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	17.4	17.6
Texas	13.0	12.0
New York	6.3	2.4
California	5.7	0.2
Louisiana	5.7	6.6
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Synthetics	18.9	7.2
Industrial Development	17.9	20.5
Health Care	15.0	16.3
General Obligations	10.6	13.9
Electric Utilities	9.4	15.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	0.6	0.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	0.6	0.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 1.4%	AAA 0.6%
AA,A 33.8%	AA,A 26.5%
BBB 2.7%	BBB 2.0%
Short-Term Investments and Net Other Assets 62.1%	Short-Term Investments and Net Other Assets 70.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 37.7%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	$ 250,000	$ 251,390
Alaska - 0.2%
Alaska Gen. Oblig. Series 2009 A, 2.75% 8/1/14	50,000	50,112
Anchorage Gen. Oblig. Series 2007 D, 5% 8/1/14 (AMBAC Insured)	250,000	251,028
		301,140
Arizona - 0.8%
Arizona Ctfs. of Partnership:
Series 2008 A, 4% 9/1/17 (FSA Insured)	125,000	134,973
Series 2013 B, 5% 10/1/16	215,000	234,943
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A1:
5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,392
5% 9/1/17 (Pre-Refunded to 9/1/15 @ 100)	60,000	63,360
Series 2008:
4.375% 9/1/16	55,000	59,488
5.5% 9/1/16	120,000	132,688
Series 2013 A2, 5% 9/1/17	100,000	112,916
Arizona State Univ. Revs. Series 2004, 5% 7/1/14 (FSA Insured)	75,000	75,000
Arizona Trans. Board Excise Tax Rev. Series 2011, 5% 7/1/14	75,000	75,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2010 A, 4% 10/1/14	100,000	100,948
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. (Arizona Salt River Proj.) Series 2010 B, 4% 12/1/14	50,000	50,791
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	56,565
		1,147,064
California - 1.3%
California Health Facilities Fing. Auth. Rev.:
Series 2009 A, 5% 7/1/14	250,000	250,000
Series 2009:
4% 8/15/14	100,000	100,466
5% 8/15/14	400,000	402,356
2% 8/15/14	50,000	50,114
4% 10/1/14	100,000	100,945
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	$ 50,000	$ 54,237
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (b)	25,000	25,000
Series 2005 A, 5% 3/1/18	250,000	255,863
Series 2010, 4% 11/1/14	140,000	141,705
5% 3/1/15	200,000	206,202
Los Angeles Dept. of Wtr. & Pwr. Rev. 4% 7/1/14 (FSA Insured)	85,000	85,000
Sacramento Muni. Util. District Elec. Rev. Series 2008 U, 3.125% 8/15/14 (FSA Insured)	100,000	100,366
		1,772,254
Colorado - 0.5%
Colorado Health Facilities Auth. Rev.:
Series 2009 A:
3.75% 7/1/14	50,000	50,000
4% 7/1/15	150,000	150,449
Series 2011 A, 5% 2/1/17	150,000	165,594
4.125% 7/1/17	200,000	200,530
5.125% 10/1/17	50,000	56,465
Denver City & County Arpt. Rev.:
Series 2011 A, 4% 11/15/17 (c)	50,000	55,023
Series 2012 A, 4% 11/15/17 (c)	50,000	55,023
		733,084
Connecticut - 1.2%
Connecticut Gen. Oblig. Series 2013 A, 0.34% 7/1/16 (b)	500,000	500,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	285,000	290,444
Series D, 4% 7/1/14	90,000	90,000
New Haven Gen. Oblig.:
Series 2006, 5% 11/1/16 (AMBAC Insured)	500,000	543,960
Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	208,266
		1,632,670
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 0.1%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/17 (FGIC Insured)	$ 60,000	$ 64,201
District of Columbia Income Tax Rev. Series 2009 A, 5% 12/1/14	50,000	51,005
		115,206
Florida - 2.2%
Broward County School Board Ctfs. of Prtn. Series 2006 A, 4.25% 7/1/16 (FSA Insured)	50,000	53,789
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	183,533
Series 2009 A1:
5.375% 6/1/16	90,000	98,371
5.5% 6/1/17	115,000	130,343
Series 2010 A1:
4% 6/1/17 (FSA Insured)	50,000	54,414
4.25% 6/1/17	370,000	405,309
5% 6/1/15 (FSA Insured)	45,000	46,931
5% 6/1/17 (FSA Insured)	140,000	156,885
5.25% 6/1/17	180,000	202,779
Escambia City Health Facilities Auth. Rev. 5.25% 11/15/14	175,000	178,297
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2008 A, 5% 7/1/14	195,000	195,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 A, 4% 10/1/16	200,000	215,976
6% 10/1/17 (c)	50,000	58,363
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2006 G, 5.125% 11/15/17	155,000	171,650
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 B, 5% 10/1/14	75,000	75,893
JEA Wtr. & Swr. Sys. Rev.:
Series 2009 A, 2.5% 10/1/14	50,000	50,094
Series 2010 C, 4% 10/1/14	60,000	60,572
Series 2010 D, 5% 10/1/14	80,000	80,958
Lake County School Board Ctfs. of Prtn. Series 2014 A:
4% 6/1/18 (FSA Insured) (a)	75,000	82,848
5% 6/1/17 (FSA Insured) (a)	65,000	72,700
Miami-Dade County Aviation Rev.:
Series 2010 B, 5% 10/1/17	75,000	84,758
Series 2012 B, 3% 10/1/14	50,000	50,338
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Reedy Creek Impt. District Utils. Rev.:
Series 2, 5.25% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 95,000	$ 96,143
Series 2013 I, 5% 10/1/14	75,000	75,874
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2006, 4% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,715
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	55,000	62,500
Tampa Rev. Series 2010, 5% 11/15/14	50,000	50,896
		3,070,929
Georgia - 1.0%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	225,000	249,356
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	430,000	433,079
Georgia Gen. Oblig.:
Series 1999 B, 5.75% 8/1/14	60,000	60,284
Series 2007 E, 5% 8/1/14	75,000	75,308
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/18	25,000	28,621
Series 2010 A, 4% 11/1/14	50,000	50,629
4.25% 1/1/18	100,000	111,061
5% 11/1/17	60,000	68,173
Private Colleges & Univs. Auth. Rev. Series 2005 A, 5% 9/1/14	300,000	302,415
		1,378,926
Hawaii - 0.3%
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (c)	380,000	395,109
Illinois - 9.7%
Chicago Gen. Oblig.:
Series 1998, 5.5% 1/1/15 (Escrowed to Maturity)	110,000	112,907
Series 2005 A, 5% 1/1/15 (Escrowed to Maturity)	550,000	563,178
Series 2007 A, 5% 12/1/16	100,000	109,053
Series 2008 A, 5% 1/1/18	75,000	83,417
Series A:
4% 1/1/15	120,000	122,053
5% 1/1/17 (FSA Insured)	55,000	58,272
4% 1/1/16	100,000	104,851
5% 1/1/18	205,000	228,005
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Midway Arpt. Rev. Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (c)	$ 50,000	$ 50,871
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B:
5.25% 1/1/15 (FGIC Insured)	50,000	51,227
5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	69,581
Series 2008 A, 5% 1/1/15 (FSA Insured)	100,000	102,259
Series 2010 A, 5% 1/1/16	135,000	144,013
Series 2011 B:
5% 1/1/17	225,000	248,884
5% 1/1/18 (c)	60,000	67,560
Series 2012 C, 4% 1/1/15	100,000	101,837
Series B, 4% 1/1/15	650,000	661,941
Chicago Park District Gen. Oblig.:
Series 2004 B, 5% 1/1/16	290,000	290,545
Series 2004 C, 5% 1/1/16	50,000	50,094
Series 2008 H, 5% 1/1/17	250,000	277,260
Series 2011 D:
4% 1/1/18	65,000	70,675
5% 1/1/17	200,000	221,808
Series 2014 D, 4% 1/1/18 (a)	500,000	539,660
Series H, 5% 1/1/15	50,000	51,135
5% 1/1/17	300,000	332,712
Chicago Wastewtr. Transmission Rev.:
Series 2006 B, 5% 1/1/15 (FGIC Insured)	100,000	102,270
Series 2010 A, 3% 1/1/18	60,000	63,200
Series 2012, 5% 1/1/15	230,000	235,221
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	102,393
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	535,000	588,939
Series 2012, 4% 11/1/16	195,000	209,925
5% 11/1/14 (FSA Insured)	565,000	573,616
5% 11/1/17 (FSA Insured)	100,000	113,094
Cook County Gen. Oblig.:
Series 2007 B, 5% 11/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	356,115
Series 2009 A, 4% 11/15/16	95,000	102,322
Series 2009 D:
3% 11/15/14	100,000	101,014
5% 11/15/15	75,000	79,772
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2014 A, 5% 11/15/17	$ 400,000	$ 451,700
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	395,238
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	75,000	79,350
(The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	225,000	229,568
Series 2010, 2.125%, tender 7/1/14 (b)	475,000	475,000
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/16/15 (b)	300,000	300,000
Series 2007, 5% 7/1/14	125,000	125,000
Series 2009 A, 5% 8/15/14	50,000	50,294
Series 2010 A, 5.5% 5/1/17	100,000	109,111
Series 2010, 5% 2/15/17	20,000	21,618
Series 2012 A:
4% 5/15/15	825,000	848,183
5% 5/15/18	105,000	116,374
3% 8/15/14	100,000	100,343
5% 4/1/16	75,000	80,895
5% 8/15/17	100,000	112,737
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,278
Series 2007 B, 5.25% 1/1/18	205,000	230,108
Series 2014, 4% 2/1/18	300,000	324,393
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/15	65,000	67,985
Series 2013, 5% 6/15/17	75,000	84,564
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/16	70,000	76,320
5% 12/15/16	50,000	55,667
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	62,999
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	146,598
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	52,566
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 75,000	$ 70,891
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	97,252
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	124,575
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	150,000	155,918
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2008 A, 5% 10/1/16 (FSA Insured)	100,000	108,971
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/16 (AMBAC Insured)	65,000	70,697
Series 2006:
4.5% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	77,237
5% 4/1/16	250,000	269,743
5% 4/1/17 (Nat'l. Reinsurance Co. Insured)	200,000	215,174
		13,204,026
Indiana - 0.5%
Indiana Fin. Auth. Series 2011, 3% 10/1/14	125,000	125,826
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N, 5% 3/1/17	50,000	54,892
Series 2013 A, 5% 8/15/16	100,000	109,018
Indiana Fin. Auth. Rev. 4% 3/1/15	100,000	102,125
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	50,000	54,073
Series 2006 B8, 4.1%, tender 11/3/16 (b)	100,000	108,146
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	65,000	66,324
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (c)	70,000	74,684
5% 1/1/17 (AMBAC Insured) (c)	50,000	53,981
		749,069
Municipal Bonds - continued
	Principal Amount	Value
Kansas - 0.4%
City of Lawrence Kansas Gen. Oblig. Series 2012 B, 2% 9/1/14	$ 360,000	$ 360,986
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 4% 9/1/17	175,000	191,868
		552,854
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/15	100,000	104,808
5% 8/15/17	200,000	223,178
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 4% 12/1/14	65,000	66,036
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (b)	50,000	50,865
		444,887
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 1998 B, 5% 7/1/16	100,000	108,335
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. 0% 7/1/15	50,000	49,866
Montgomery County Gen. Oblig. Series 2008 A, 5% 8/1/14	100,000	100,406
		150,272
Massachusetts - 2.6%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds 0.61%, tender 1/30/18 (b)	2,000,000	2,001,820
Series 2013 F, 3% 7/1/15	100,000	102,507
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	150,000	151,580
Massachusetts Gen. Oblig. Series 2002 C, 5.5% 11/1/14	50,000	50,885
Massachusetts Health & Edl. Facilities Auth. Rev.:
Series 2008 A, 3.5% 7/1/14	20,000	20,000
Series 2008 D, 4.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	182,168
Series 2008 E2, 5% 7/1/17	120,000	134,656
Series 2009 Y1, 5% 10/1/14	300,000	303,456
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2010 H, 5% 7/1/14	$ 310,000	$ 310,000
5% 11/15/14 (Assured Guaranty Corp. Insured)	50,000	50,603
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. 4% 7/1/16	200,000	214,040
		3,521,715
Michigan - 1.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (b)	50,000	51,428
Michigan Fin. Auth. Rev. Series 2010 A, 3% 12/1/14	50,000	50,592
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	125,000	125,185
Series 2010 F3, 1.4%, tender 6/29/18 (b)	100,000	100,155
Series 2008 A, 5.25% 5/15/17	45,000	50,228
Michigan Trunk Line Fund Rev. Series 2004, 5% 9/1/14	65,000	65,530
Oakland Univ. Rev.:
Series 2012, 4% 3/1/17	270,000	290,550
Series 2013 A, 4% 3/1/18	375,000	410,940
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/17	150,000	168,522
Wayne County Arpt. Auth. Rev. 5% 12/1/15 (FGIC Insured)	100,000	105,735
		1,418,865
Minnesota - 1.1%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. 5% 1/1/16 (AMBAC Insured) (c)	265,000	270,880
Minnesota Gen. Oblig. Series 2009 F, 4% 8/1/14	250,000	250,815
Shakopee Health Care Facilities Rev. Series 2014:
4% 9/1/16	295,000	314,656
5% 9/1/17	450,000	502,137
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A, 5.25% 1/1/15	50,000	51,235
0% 1/1/18 (AMBAC Insured)	70,000	66,140
		1,455,863
Municipal Bonds - continued
	Principal Amount	Value
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	$ 95,000	$ 95,069
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev.:
Series 2007 B, 4% 1/1/15 (FSA Insured)	55,000	56,049
Series 2013 A, 3% 1/1/15	60,000	60,848
		116,897
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/14	110,000	110,000
Series 2013 C1, 2.5% 7/1/15 (c)	260,000	265,780
5% 7/1/17 (AMBAC Insured) (c)	100,000	111,771
Clark County Fuel Tax Series 2004 B, 5% 12/1/14 (AMBAC Insured)	50,000	50,958
Clark County School District:
Series 1998 A, 5.5% 6/15/15 (FSA Insured)	50,000	52,529
Series 2004 D, 5% 6/15/16 (Pre-Refunded to 12/15/14 @ 100)	50,000	51,091
Series 2005 A, 5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	89,391
Series 2007 A, 4.5% 6/15/17 (FGIC Insured)	315,000	349,203
Series 2012 A, 5% 6/15/15	100,000	104,583
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2010 B, 4% 3/1/17	55,000	59,549
Series 2012 B, 5% 6/1/18	70,000	79,644
Nevada Gen. Oblig.:
(Nevada Muni. Bond Bank Proj. No. 81 - 83) Series 2012 A, 3% 11/1/14	50,000	50,474
Series 2011 C, 3% 8/1/14	55,000	55,132
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	387,702
		1,817,807
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. 4% 7/1/15	60,000	61,601
New Jersey - 1.2%
New Jersey Ctfs. of Prtn.:
Series 2009 A, 5% 6/15/16	50,000	54,208
5% 6/15/15	50,000	50,185
New Jersey Econ. Dev. Auth. Rev.:
Series 2012, 5% 6/15/17	500,000	556,445
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
5.25% 12/15/15	$ 70,000	$ 74,946
5.25% 12/15/15 (Escrowed to Maturity)	45,000	48,275
New Jersey Edl. Facilities Auth. Rev.:
Series 2013 A, 5% 7/1/17	50,000	56,154
5% 9/1/14	100,000	100,782
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	84,641
Series 2009 A, 5.25% 7/1/16	125,000	136,506
4% 7/1/17	75,000	81,598
4.25% 1/1/15	100,000	101,925
New Jersey Transit Corp. Ctfs. of Prtn. 5.25% 9/15/14 (AMBAC Insured)	325,000	328,305
		1,673,970
New Mexico - 1.5%
Farmington Poll. Cont. Rev. Bonds:
(Southern Cal. Edison Co. Four Corners Proj.) Series 2005 A, 2.875%, tender 4/1/15 (b)	585,000	595,530
(Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	1,400,000	1,425,200
		2,020,730
New York - 1.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	100,000	104,036
Nassau County Interim Fin. Auth. Series 2005 D, 5% 11/15/14	50,000	50,898
New York City Gen. Oblig.:
Series 2004 I, 5% 8/1/14	100,000	100,409
Series 2004 l, 5% 8/1/14	100,000	100,409
Series 2005 H, 5% 8/1/14 (CIFG North America Insured)	75,000	75,307
Series 2010 F, 3% 8/1/14 (Pre-Refunded to 8/1/14 @ 100)(Escrowed to Maturity)	70,000	70,157
5% 8/1/16	55,000	55,206
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 BB, 4% 6/15/17 (Pre-Refunded to 6/15/16 @ 100)	75,000	80,407
New York Dorm. Auth. Personal Income Tax Rev. Series 2011 E, 5% 8/15/14	110,000	110,645
New York Dorm. Auth. Revs. Series 2008 A, 4% 7/1/14	235,000	235,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.5% 11/15/14 (AMBAC Insured)	$ 115,000	$ 117,254
Series 2003 A, 5% 11/15/14 (FGIC Insured)	50,000	50,889
5% 11/15/14	140,000	142,488
5% 11/15/14	70,000	71,244
New York Thruway Auth. Gen. Rev. Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	71,327
		1,435,676
Non-State Specific - 0.0%
Chicago Wastewtr. Transmission Rev. Series 2004 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,454
North Carolina - 0.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 A, 4.375% 7/1/14	125,000	125,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Assured Guaranty Corp. Insured)	50,000	58,686
Series 2009 A, 5% 1/1/18	100,000	112,710
Series 2010 A, 5% 1/1/15	125,000	127,906
Series A, 5% 1/1/15	80,000	81,860
6% 1/1/18 (AMBAC Insured)	55,000	63,864
North Carolina Med. Care Commission Health Care Facilities Rev. 4% 12/1/15	50,000	52,560
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,530
		643,116
Ohio - 1.2%
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	50,000	55,290
Columbus Gen. Oblig. Series 2011 B, 2% 7/1/14	50,000	50,000
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (b)	625,000	666,931
Hamilton County Health Care Facilities Rev. 5% 6/1/17	65,000	71,867
Miami Univ. Series 2005, 3.625% 9/1/14	70,000	70,403
Ohio Bldg. Auth. (Adult Correctional Bldg. Funds Proj.) Series 2011 B, 4% 10/1/14	50,000	50,477
Ohio Gen. Oblig.:
Series 2006 D, 5% 9/15/14	100,000	100,997
Series 2007 l, 4.25% 8/1/14	100,000	100,343
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series 2009 B, 5% 9/15/14	$ 75,000	$ 75,748
Series 2010 A:
3% 9/1/14	75,000	75,359
5% 9/15/14	50,000	50,499
Series 2012 A, 2% 11/1/14	55,000	55,342
Ohio Higher Edl. Facility Commission Rev. Series 2010 A, 3.5% 1/15/16	50,000	52,132
Ohio Hosp. Rev. Series 2012 A, 4% 1/15/15	140,000	142,636
		1,618,024
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2008 C, 5% 8/15/16	200,000	218,480
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	510,000	510,648
Pennsylvania - 2.2%
Allegheny County Arpt. Auth. Rev.:
Series 2007 A, 5% 1/1/16 (FSA Insured) (c)	360,000	384,091
Series 2007 B:
5% 1/1/17 (FSA Insured)	105,000	115,485
5% 1/1/18 (FSA Insured)	330,000	370,857
4.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	65,000	66,348
Allegheny County Hosp. Dev. Auth. Rev. Series 2008 A, 5% 9/1/17	50,000	56,324
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (b)	350,000	351,372
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	100,000	102,575
Montgomery County Indl. Dev. 4% 10/1/17	200,000	217,764
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	83,266
Pennsylvania Gen. Oblig.:
Series 2004, 5.25% 7/1/14	105,000	105,000
Series 2006, 5% 10/1/14	50,000	50,605
Series 2007 A, 3.45% 8/1/14	50,000	50,139
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2005 A, 5% 8/15/15	170,000	179,136
Pennsylvania State Univ. Series 2002, 5.25% 8/15/14	75,000	75,474
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Arpt. Rev. Series 2010 C, 5% 6/15/18 (c)	$ 270,000	$ 305,778
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	100,000	108,377
Series 20, 5% 7/1/14	55,000	55,000
Tenth Series 1998, 5% 7/1/15	150,000	155,771
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2011 C, 3% 7/1/14	75,000	75,000
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	30,000	32,660
Saint Mary Hosp. Auth. Health Sys. Rev. Series 2010 A, 4% 11/15/14	50,000	50,722
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 4% 3/1/17	50,000	53,929
		3,045,673
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev.:
Series 2006 C, 5% 1/1/18 (FSA Insured)	125,000	137,973
Series 2007 A, 5% 1/1/18 (AMBAC Insured)	50,000	55,268
Series 2009 E, 3.25% 1/1/15	50,000	50,764
Series 2012 A, 3% 12/1/14	50,000	50,588
		294,593
Tennessee - 0.2%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.5% 4/1/16	190,000	206,479
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	30,000	33,409
		239,888
Texas - 1.7%
Brownsville Util. Sys. Rev. Series 2011, 4% 9/1/14 (FSA Insured)	100,000	100,619
Corpus Christi Independent School District 4% 8/15/14	75,000	75,354
Dallas Area Rapid Transit Sales Tax Rev. Series 2010 A, 2% 12/1/14	50,000	50,324
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/17 (c)	100,000	113,059
Series 2014 A:
3% 11/1/16 (c)	180,000	189,756
3% 11/1/17 (c)	185,000	197,079
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Hosp. Sys. Proj.) Series 1998, 5.5% 6/1/15 (FSA Insured)	$ 190,000	$ 199,054
Harris County Health Facilities Dev. Corp. Rev. Series 2005 A6, 5% 7/1/16 (FSA Insured)	100,000	108,877
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/14	75,000	75,000
Lower Colorado River Auth. Rev. Series 2012, 3.5% 5/15/16	65,000	68,606
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	140,000	156,292
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Car Systems Proj.) Series 2011 A, 5% 11/15/14	100,000	101,781
Series 2013, 3% 9/1/14	300,000	301,338
Texas Gen. Oblig. Series 2003 A, 5% 10/1/14	100,000	101,202
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	49,985
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 B, 5.25% 8/15/14	200,000	201,258
Series 2004 A, 5.25% 8/15/14	100,000	100,629
Series 2004 B, 5.25% 8/15/14	150,000	150,944
		2,341,157
Utah - 0.4%
Utah Gen. Oblig. Series 2009 C:
4% 7/1/14	120,000	120,000
5% 7/1/14	375,000	375,000
		495,000
Virginia - 0.3%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2006 A, 5% 8/1/14	125,000	125,511
Virginia Pub. School Auth.:
Series 2005 D, 5% 8/1/14	100,000	100,405
Series 2007 B, 5% 8/1/14	250,000	251,013
		476,929
Washington - 0.9%
Energy Northwest Elec. Rev.:
Series 2007 A, 5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	100,000	100,000
5% 7/1/14	250,000	250,000
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Energy Northwest Elec. Rev.: - continued
5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	$ 100,000	$ 100,000
Port of Seattle Rev. Series 2012 B, 4% 8/1/17 (c)	115,000	124,301
Washington Ctfs. of Prtn.:
Series 2003 B, 5% 4/1/15	100,000	103,630
Series 2013 D, 4% 7/1/17	70,000	76,680
Washington Gen. Oblig.:
Series 2005 A, 5% 7/1/14	85,000	85,000
Series 2012 A, 5% 7/1/14	55,000	55,000
Washington Health Care Facilities Auth. Rev.:
Series 2010 B, 5% 10/1/14	140,000	141,666
Series 2011 B, 4% 10/1/14	125,000	126,181
Series 2012 A, 3% 10/1/14	65,000	65,456
		1,227,914
Wisconsin - 0.6%
Milwaukee County Gen. Oblig. Series 2006 A, 5% 10/1/14	50,000	50,599
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 3/1/18 (b)	550,000	608,328
Wisconsin Health & Edl. Facilities Auth. Rev. 5.625% 2/15/15 (AMBAC Insured)	90,000	93,036
		751,963
TOTAL MUNICIPAL BONDS (Cost $51,364,892)		51,542,247
Municipal Notes - 59.4%

California - 4.4%
Grant County Pub. Util. District #2 Participating VRDN Series DB 662, 0.17% 7/7/14 (Liquidity Facility Deutsche Bank AG) (b)(d)	6,000,000	6,000,000
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2003 A, 0.14% 7/7/14, LOC RBS Citizens NA, VRDN (b)	500,000	500,000
Florida - 2.5%
Eustis Multi-Purp. Rev. Series 1997 A, 0.21% 7/7/14, LOC SunTrust Banks, Inc., VRDN (b)	1,335,000	1,335,000
Florida Hsg. Fin. Corp. Rev.:
(Stuart Pointe Apts. Proj.) Series B1, 0.31% 7/7/14, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,480,000	1,480,000
Municipal Notes - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Series 2005 B3, 0.31% 7/7/14, LOC SunTrust Banks, Inc., VRDN (b)(c)	$ 210,000	$ 210,000
Tampa Edl. Facilities Rev. (Academy of The Holy Names Proj.) Series 2001, 0.21% 7/7/14, LOC SunTrust Banks, Inc., VRDN (b)	340,000	340,000
		3,365,000
Georgia - 1.9%
Savannah Econ. Dev. Auth. Rev.:
(Calvary Day School Proj.) Series 2006, 0.21% 7/7/14, LOC SunTrust Banks, Inc., VRDN (b)	2,335,000	2,335,000
Series 2002 A, 0.21% 7/7/14, LOC SunTrust Banks, Inc., VRDN (b)	200,000	200,000
		2,535,000
Illinois - 7.7%
Chicago Gen. Oblig.:
Series 2003 B, 0.42% 7/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,190,000	1,190,000
Series 2003 B2, 0.42% 7/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	150,000	150,000
Chicago Wtr. Rev. Series 2000, 0.28% 7/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,900,000	2,900,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Alpha Beta Press, Inc. Proj.) Series 1998 A, 0.3% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)(c)	260,000	260,000
0.54% 7/7/14, LOC RBS Citizens NA, VRDN (b)(c)	585,000	585,000
Illinois Dev. Fin. Auth. Rev. (The Teachers Academy for Mathematice and Science Proj.) Series 2001, 0.15% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	100,000	100,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 1998 B:
0.27% 7/7/14 (FSA Insured), VRDN (b)	1,000,000	1,000,000
0.27% 7/7/14 (FSA Insured), VRDN (b)	2,350,000	2,350,000
Metropolitan Pier & Exposition Participating VRDN Series DB 331, 0.16% 7/7/14 (Liquidity Facility Deutsche Bank AG) (b)(d)	1,990,000	1,990,000
		10,525,000
Municipal Notes - continued
	Principal Amount	Value
Indiana - 2.8%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.37% 7/7/14, VRDN (b)(c)	$ 600,000	$ 600,000
Series 2003 B, 0.3% 7/7/14, VRDN (b)(c)	3,180,000	3,180,000
		3,780,000
Kansas - 0.1%
Wichita Indl. Rev. Series VII, 0.25% 7/7/14, LOC Bank of America NA, VRDN (b)(c)	145,000	145,000
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	333,807
Louisiana - 5.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.3% 7/7/14, VRDN (b)	2,535,000	2,535,000
Series 2010 B1, 0.3% 7/7/14, VRDN (b)	5,100,000	5,100,000
		7,635,000
Maryland - 1.9%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.3% 7/7/14 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (b)	2,670,000	2,670,000
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 A, 0.24% 7/7/14, LOC RBS Citizens NA, VRDN (b)	900,000	900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (New England Pwr. Co. Proj.) Series 1993 B:
0.37% tender 7/31/14, CP mode	100,000	100,000
0.46% tender 7/14/14, CP mode	100,000	100,001
		1,100,001
Michigan - 0.3%
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Crest Industries, Inc. Proj.) Series 2000 A, 0.5% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)(c)	120,000	120,000
(Kay Screen Printing, Inc. Proj.) Series 2000, 0.3% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)(c)	200,000	200,000
(Press-Way, Inc. Proj.) Series 1998, 0.45% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
		420,000
New Hampshire - 1.8%
New Hampshire Bus. Fin. Auth. Rev. Series 2008, 0.3% 7/1/14, LOC RBS Citizens NA, VRDN (b)	2,475,000	2,475,000
Municipal Notes - continued
	Principal Amount	Value
New Jersey - 1.1%
New Jersey Edl. Facilities Auth. Rev. Series 2008 F, 0.35% 7/7/14, LOC RBS Citizens NA, VRDN (b)	$ 1,300,000	$ 1,300,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.22% 7/7/14, VRDN (b)	200,000	200,000
		1,500,000
New York - 5.2%
New York Thruway Auth. Gen. Rev. Participating VRDN Series Putters 36 00Z, 0.18% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,800,000	5,800,000
North Amityville Fire Co., Inc. Series 2003, 0.25% 7/7/14, LOC Citibank NA, VRDN (b)	100,000	100,000
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15	250,000	251,953
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. 0.21% 7/7/14, LOC RBS Citizens NA, VRDN (b)(c)	900,000	900,000
		7,051,953
North Carolina - 0.6%
Davidson County Indl. Facilities & (Diebold, Inc. Proj.) Series 1997, 0.3% 7/7/14, LOC Bank of America NA, VRDN (b)(c)	400,000	400,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 0.2% 7/7/14, VRDN (b)(c)	400,000	400,000
		800,000
Ohio - 0.1%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.42% 7/7/14, LOC PNC Bank NA, VRDN (b)	110,000	110,000
Pennsylvania - 0.8%
Butler County Hosp. Auth. Hosp. Rev. Series 2012 A, 0.26% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	300,000	300,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Series 1985 A, 0.3% 7/7/14, LOC Bayerische Landesbank, VRDN (b)	500,000	500,000
Series 1985 D, 0.3% 7/7/14, LOC Bayerische Landesbank, VRDN (b)	100,000	100,000
Series 1985, 0.3% 7/7/14, LOC Bayerische Landesbank, VRDN (b)	100,000	100,000
Series 2007 B, 0.27% 7/7/14, LOC Bayerische Landesbank, VRDN (b)	150,000	150,000
		1,150,000
Municipal Notes - continued
	Principal Amount	Value
Puerto Rico - 1.9%
Puttable Floating Option Tax Receipts Participating VRDN Series DB 285, 0.37% 7/7/14 (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 2,650,000	$ 2,650,000
Rhode Island - 1.2%
Rhode Island Health & Ed. Bldg. Corp. Rev. Series 2007, 0.35% 7/7/14, LOC RBS Citizens NA, VRDN (b)	720,000	720,000
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A:
0.3% 7/1/14, LOC RBS Citizens NA, VRDN (b)	315,000	315,000
0.3% 7/1/14, LOC RBS Citizens NA, VRDN (b)	590,000	590,000
		1,625,000
South Carolina - 5.3%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 0.36% 7/7/14, VRDN (b)(c)	1,000,000	1,000,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Morris College Proj.) 0.19% 7/7/14, LOC Bank of America NA, VRDN (b)	200,000	200,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Putters 00 4379, 0.18% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,060,000	6,059,970
		7,259,970
Tennessee - 0.5%
Nashville Metropolitan Govt. Edl. Facilites Rev. (Univ. School Proj.) Series 2002, 0.21% 7/7/14, LOC SunTrust Banks, Inc., VRDN (b)	640,000	640,000
Texas - 11.3%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.19% 7/1/14, VRDN (b)	1,390,000	1,390,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 7/1/14, VRDN (b)	1,240,000	1,240,000
Series 2004, 0.25% 7/7/14, VRDN (b)(c)	630,000	630,000
Series 2009 A, 0.19% 7/1/14, VRDN (b)	2,100,000	2,100,000
Series 2009 B, 0.19% 7/1/14, VRDN (b)	280,000	280,000
Series 2009 C, 0.19% 7/1/14, VRDN (b)	1,650,000	1,650,000
Series 2010 C, 0.19% 7/1/14, VRDN (b)	1,780,000	1,780,000
Series 2010 D:
0.19% 7/1/14, VRDN (b)	1,000,000	1,000,000
0.19% 7/1/14, VRDN (b)	2,510,000	2,510,000
Municipal Notes - continued
	Principal Amount	Value
Texas - continued
San Antonio Arpt. Sys. Rev. 0.25% 7/7/14, LOC Bank of America NA, VRDN (b)(c)	$ 200,000	$ 200,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 2974, 0.26% 7/7/14 (Liquidity Facility Cr. Suisse AG) (b)(d)	2,700,000	2,700,000
		15,480,000
Virginia - 0.3%
Arlington County Indl. Rev. (Nat'l. Science Teachers Assoc. Proj.) Series 2000 A, 0.21% 7/7/14, LOC SunTrust Banks, Inc., VRDN (b)	310,000	310,000
Norfolk Redev. & Hsg. Auth. Rev. (E2F Student Hsg. 1, LLC Proj.) Series 2005, 0.15% 7/7/14, LOC Bank of America NA, VRDN (b)	90,000	90,000
		400,000
Washington - 0.7%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 0.25% 7/7/14, LOC Wells Fargo Bank NA, VRDN (b)(c)	235,000	235,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Skagit Valley Publishing Proj.) Series 2008 D, 0.2% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	90,000	90,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.23% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	700,000	700,000
		1,025,000
TOTAL MUNICIPAL NOTES (Cost $81,166,676)		81,175,731
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $132,531,568)		132,717,978
NET OTHER ASSETS (LIABILITIES) - 2.9%		4,002,394
NET ASSETS - 100%		$ 136,720,372
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 16
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Synthetics	18.9%
Industrial Development	17.9%
Health Care	15.0%
General Obligations	10.6%
Electric Utilities	9.4%
Transportation	7.3%
Education	5.4%
Others (Individually Less Than 5%)	12.6%
Net Other Assets(Liabilities)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $132,531,568)		$ 132,717,978
Cash		192,432
Receivable for fund shares sold		14,869,211
Interest receivable		653,280
Receivable from investment adviser for expense reductions		2,895
Other receivables		23
Total assets		148,435,819

Liabilities
Payable for investments purchased Regular delivery	$ 10,674,471
Delayed delivery	693,879
Payable for fund shares redeemed	300,000
Distributions payable	2,874
Accrued management fee	27,478
Other affiliated payables	16,745
Total liabilities		11,715,447

Net Assets		$ 136,720,372
Net Assets consist of:
Paid in capital		$ 136,519,041
Undistributed net investment income		6,663
Accumulated undistributed net realized gain (loss) on investments		8,258
Net unrealized appreciation (depreciation) on investments		186,410
Net Assets		$ 136,720,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Conservative Income Municipal Bond: Net Asset Value, offering price and redemption price per share ($42,464,160 ÷ 4,229,463 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,256,212 ÷ 9,387,668 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 230,762
Income from Fidelity Central Funds		16
Total income		230,778

Expenses
Management fee	$ 124,191
Transfer agent fees	28,541
Independent trustees' compensation	134
Miscellaneous	9
Total expenses before reductions	152,875
Expense reductions	(13,424)	139,451
Net investment income (loss)		91,327
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,340
Change in net unrealized appreciation (depreciation) on investment securities		154,965
Net gain (loss)		162,305
Net increase (decrease) in net assets resulting from operations		$ 253,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	For the period October 15, 2013 (commencement of operations) to December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,327	$ 8,926
Net realized gain (loss)	7,340	918
Change in net unrealized appreciation (depreciation)	154,965	31,445
Net increase (decrease) in net assets resulting from operations	253,632	41,289
Distributions to shareholders from net investment income	(84,499)	(9,091)
Share transactions - net increase (decrease)	86,382,800	50,136,241
Total increase (decrease) in net assets	86,551,933	50,168,439

Net Assets
Beginning of period	50,168,439	-
End of period (including undistributed net investment income of $6,663 and distributions in excess of net investment income of $165, respectively)	$ 136,720,372	$ 50,168,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Conservative Income Municipal Bond

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.008	.002
Net realized and unrealized gain (loss)	.019	.020
Total from investment operations	.027	.022
Distributions from net investment income	(.007)	(.002)
Net asset value, end of period	$ 10.04	$ 10.02
Total Return B, C	.27%	.22%
Ratios to Average Net Assets E, I
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.40% A
Net investment income (loss)	.16% A	.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,464	$ 22,205
Portfolio turnover rate F	8% A	-% G, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period October 15, 2013 (commencement of operations) to December 31, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.013	.004
Net realized and unrealized gain (loss)	.019	.020
Total from investment operations	.032	.024
Distributions from net investment income	(.012)	(.004)
Net asset value, end of period	$ 10.04	$ 10.02
Total Return B, C	.32%	.24%
Ratios to Average Net Assets E, I
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.30% A	.30% A
Expenses net of all reductions	.30% A	.30% A
Net investment income (loss)	.26% A	.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,256	$ 27,963
Portfolio turnover rate F	8% A	-% G, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period October 15, 2013 (commencement of operations) to December 31, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 203,166
Gross unrealized depreciation	(16,755)
Net unrealized appreciation (depreciation) on securities and other investments	$ 186,411

Tax cost	$ 132,531,567

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,533,199 and $2,303,489, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$ 15,761
Institutional Class	12,780
$ 28,541

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Institutional Class	.30%	$ 13,382

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $42.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013A
From net investment income
Conservative Income Municipal Bond	$ 22,138	$ 3,085
Institutional Class	62,361	6,006
Total	$ 84,499	$ 9,091

A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Conservative Income Municipal Bond
Shares sold	2,944,442	2,244,269	$ 29,534,386	$ 22,469,344
Reinvestment of distributions	1,921	282	19,276	2,830
Shares redeemed	(933,296)	(28,155)	(9,361,806)	(281,931)
Net increase (decrease)	2,013,067	2,216,396	$ 20,191,856	$ 22,190,243

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Institutional Class
Shares sold	8,227,505	2,790,456	$ 82,554,391	$ 27,940,330
Reinvestment of distributions	5,526	576	55,453	5,768
Shares redeemed	(1,636,385)	(10)	(16,418,900)	(100)
Net increase (decrease)	6,596,646	2,791,022	$ 66,190,944	$ 27,945,998

A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CMB-USAN-0814
1.967794.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term

Municipal Income Fund

- Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Limited Term
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,014.90	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.76%
Actual		$ 1,000.00	$ 1,015.10	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.44%
Actual		$ 1,000.00	$ 1,012.60	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class C	1.55%
Actual		$ 1,000.00	$ 1,011.10	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Limited Term Municipal Income	.49%
Actual		$ 1,000.00	$ 1,017.40	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,016.10	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.9	12.5
Illinois	10.2	10.9
California	9.3	12.4
Florida	8.0	7.8
Texas	7.2	7.6
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	35.5
Electric Utilities	12.8	12.9
Special Tax	11.3	11.1
Transportation	10.8	12.0
Health Care	8.4	8.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	2.7	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 8.2%	AAA 10.9%
AA,A 77.4%	AA,A 77.0%
BBB 5.9%	BBB 5.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 2.3%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 6.1%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
Arizona - 3.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,058
5% 10/1/16 (FSA Insured)	13,000	14,252
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	6,470	6,523
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,016
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,616
Series 2008, 5.5% 9/1/16	1,385	1,531
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,169
5% 10/1/20	5,180	6,114
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	948
1% 7/1/20 (a)	1,360	1,427
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,656
5% 7/1/18	5,200	5,446
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,114
Series 2009 B, 5% 7/1/16	5,090	5,559
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.48%, tender 8/1/14 (c)(f)	3,800	3,800
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,572
5% 12/1/22	2,470	2,883
5% 12/1/23	3,425	4,001
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,778
Series 2012 A:
5% 7/1/18	825	950
5% 7/1/19	1,550	1,808
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,308
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011: - continued
5% 7/1/17	$ 3,315	$ 3,620
5% 7/1/18	3,365	3,740
		112,154
California - 9.3%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,116
Series 2013 A, 5% 10/1/22	2,190	2,614
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,000
Series 2009 A:
5% 7/1/15	3,660	3,674
5.25% 7/1/14	1,780	1,780
5.25% 7/1/14 (Escrowed to Maturity)	520	520
California Gen. Oblig.:
5% 9/1/18	7,500	8,720
5% 9/1/19	20,000	23,627
5% 9/1/20	20,000	23,935
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,428
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,930	2,930
Series 2009 F, 5%, tender 7/1/14 (c)	5,200	5,200
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	4,000	4,031
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,353
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (c)	17,000	16,996
0.34%, tender 4/1/16 (c)	30,000	29,993
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,026
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,194
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,168
5% 10/1/19	1,490	1,767
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	$ 1,250	$ 1,498
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,496
5% 10/1/19	5,000	5,874
5% 10/1/20	2,525	2,998
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,187
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,824
Series 2009 J, 5% 11/1/17	2,300	2,613
Series 2010 A:
5% 3/1/16	2,000	2,156
5% 3/1/17	5,405	6,020
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (c)	4,000	4,487
Series 2009 E2, 5%, tender 5/1/17 (c)	2,000	2,240
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.471%, tender 12/12/15 (c)	12,500	12,512
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,928
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,348
5% 7/1/19	4,400	5,222
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,637
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,490
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,680
5% 3/1/19	2,935	3,386
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,242
5% 12/1/17	9,790	11,157
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (c)	18,000	18,001
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,403
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,120
5% 7/1/15	2,170	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,077
5% 7/1/18	2,000	2,310
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,161
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (f)	2,500	2,931
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	7,115	7,100
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured) (b)	1,350	1,617
5% 9/1/24 (FSA Insured) (b)	2,300	2,760
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,878
5% 6/1/17	3,700	4,076
5% 6/1/18	6,470	7,267
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,854
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,989
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,864
5% 8/1/18	8,000	8,859
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,143
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/15	1,845	1,922
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,625
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,180
		354,479
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23 (b)	$ 3,860	$ 4,526
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	562
		9,487
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(f)	4,300	4,333
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	10,755
Series 2012 C, 5% 6/1/21	23,420	27,917
Series 2012 D, 0.35% 9/15/15 (c)	6,000	6,000
Series 2013 A:
0.2% 3/1/15 (c)	2,800	2,800
0.29% 3/1/16 (c)	1,100	1,101
0.4% 3/1/17 (c)	1,400	1,404
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (c)	2,925	2,981
Series D, 4% 7/1/14	1,000	1,000
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,960	8,618
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,472
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	6,969
5% 8/1/15	1,000	1,048
		81,398
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,870
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,578
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,350
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,000
		15,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	$ 4,000	$ 4,071
5% 12/1/15	4,395	4,643
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,173
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,755
Series 2012 A:
5% 7/1/19	7,000	8,178
5% 7/1/20	15,070	17,789
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,606
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,142
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,040
Series 2011:
4% 12/1/16	1,265	1,354
5% 12/1/17	1,685	1,886
5% 12/1/18	685	774
5% 12/1/19	1,820	2,064
5% 12/1/20	1,000	1,140
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,370
5% 10/1/16	1,530	1,665
5% 10/1/17	1,455	1,617
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,780
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,189
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	4,282
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,501
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	747
5% 2/1/18	1,790	1,934
5% 2/1/19	1,450	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A: - continued
5% 2/1/20	$ 2,025	$ 2,216
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	20,970
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,276
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,004
5% 10/1/20	1,000	1,186
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,500
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,048
5% 9/1/17	1,000	1,106
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,266
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	785
5.25% 10/1/15	3,525	3,742
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,449
5% 10/1/20	2,000	2,331
5% 10/1/21	2,000	2,353
5% 10/1/22	1,000	1,184
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,140
5% 11/15/22	485	554
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,300
5% 7/1/20	1,000	1,153
5% 7/1/21	2,000	2,325
5% 7/1/22	2,000	2,329
5% 7/1/23	2,000	2,299
Series 2014 A, 5% 7/1/24	625	738
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,024
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	$ 4,000	$ 4,048
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,336
5% 10/1/16	1,325	1,448
Series 2009, 5.25% 10/1/19	1,245	1,449
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,935
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,496
Series 2012, 5% 7/1/19	1,000	1,168
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,707
Series 2010 C, 5% 10/1/17	1,895	2,157
Series 2011 B:
5% 10/1/18	2,250	2,621
5% 10/1/19	2,325	2,748
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/19	4,000	4,479
4% 8/1/21	4,040	4,503
5% 8/1/19	3,000	3,505
5% 8/1/21	4,000	4,719
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,448
5% 10/1/19	1,100	1,290
5% 10/1/20	1,000	1,182
5% 10/1/21	1,000	1,188
5% 10/1/22	1,000	1,192
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (f)	4,465	4,991
5% 10/1/19 (f)	2,025	2,311
5% 10/1/18 (f)	2,745	3,114
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,469
Series 2011, 5% 10/1/19	5,590	6,604
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	$ 2,500	$ 2,759
5% 11/15/17	1,500	1,705
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,027
5% 10/1/15 (FSA Insured) (f)	2,920	3,087
5% 10/1/16 (FSA Insured) (f)	6,000	6,581
5% 10/1/17 (FSA Insured) (f)	5,000	5,610
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,104
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,273
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	345
5% 8/1/19	310	362
		303,883
Georgia - 3.4%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,180
5% 1/1/23	1,000	1,179
5% 1/1/24	1,150	1,363
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	12,500	12,567
2.2%, tender 4/2/19 (c)	9,700	9,831
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,609
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,644
5% 1/1/20	4,000	4,731
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,315
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,840
Series 2008 D:
5.75% 1/1/19	14,890	17,404
5.75% 1/1/20	3,555	4,172
Series B, 5% 1/1/17	2,750	3,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG:
5% 1/1/16	$ 680	$ 727
5% 1/1/20	675	791
5% 1/1/21	1,670	1,969
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,834
(Gas Portfolio lll Proj.) Series 2014 U:
5% 10/1/19	1,500	1,758
5% 10/1/22	1,000	1,189
(Gas Portfolio lll Proj.) Series 2014 U, 5% 10/1/23	2,420	2,881
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	13,800	13,801
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	17,900	17,900
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	1,040	1,064
5% 1/1/16	2,415	2,580
5% 1/1/18	1,530	1,644
		131,020
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (f)	3,900	4,083
Series 2011, 5% 7/1/19 (f)	4,000	4,539
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,150
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (f)	1,400	1,584
5% 8/1/20 (f)	3,050	3,466
5% 8/1/21 (f)	550	626
5% 8/1/22 (f)	2,075	2,352
5% 8/1/23 (f)	1,435	1,619
		21,419
Illinois - 9.5%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,727
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,607
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 6,945
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,800
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,820
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,651
Series 2009 A, 5% 1/1/22	2,500	2,745
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,111
Series 2012 C, 5% 1/1/23	885	986
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,671
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,333
4.5% 1/1/20	1,150	1,253
5% 1/1/21	1,500	1,671
5% 1/1/21	4,875	5,431
5% 1/1/23	1,000	1,127
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,120
Series 2014 B:
5% 1/1/20	625	727
5% 1/1/21	400	467
5% 1/1/23	2,500	2,919
5% 1/1/22	5,000	5,849
5% 1/1/23	5,900	6,890
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	284
5% 1/1/20	300	342
5% 1/1/21	400	457
5% 1/1/22	300	340
5% 1/1/23	535	605
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,107
Series 2010 E:
5% 1/1/15 (f)	4,000	4,092
5% 1/1/16 (f)	1,500	1,599
Series 2011 B, 5% 1/1/18	6,500	7,367
Series 2012 A, 5% 1/1/21	1,400	1,648
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B, 5% 1/1/21 (f)	$ 4,605	$ 5,273
Series 2013 B, 5% 1/1/22	4,000	4,724
Series 2013 D, 5% 1/1/22	3,220	3,803
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17 (b)	1,050	1,118
4% 1/1/18 (b)	2,255	2,434
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,835
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,269
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	460
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,488
5% 1/1/23	1,200	1,360
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,668
Series 2010 A, 5.25% 11/15/22	4,960	5,676
Series 2011 A, 5.25% 11/15/22	1,000	1,165
Series 2012 C:
5% 11/15/19	3,200	3,707
5% 11/15/20	7,210	8,375
5% 11/15/21	4,970	5,801
5% 11/15/22	1,250	1,453
Series 2014 A:
5% 11/15/20	1,000	1,152
5% 11/15/21	500	584
5% 11/15/22	1,000	1,162
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,762
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,693
Series 2010, 2.125%, tender 7/1/14 (c)	12,500	12,500
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,310
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	570
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	$ 2,060	$ 2,218
5% 5/15/17	3,520	3,933
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,010
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,239
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,843
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/16/15 (c)	4,000	4,000
Series 2012 A, 5% 5/15/23	1,300	1,422
Series 2012:
5% 9/1/18	1,160	1,292
5% 9/1/19	1,115	1,253
5% 9/1/20	1,470	1,658
5% 9/1/21	1,645	1,852
5% 9/1/22	3,530	3,980
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,577
Series 2004, 5% 11/1/16	11,000	12,044
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,290
Series 2007 A, 5.5% 6/1/15	1,000	1,047
Series 2007 B, 5% 1/1/17	9,835	10,763
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,467
5% 1/1/21 (FSA Insured)	1,600	1,785
Series 2012:
5% 3/1/19	5,500	6,186
5% 8/1/19	2,660	3,005
5% 8/1/20	6,900	7,788
5% 8/1/21	1,400	1,578
5% 8/1/22	5,800	6,498
Series 2013, 5% 7/1/22	1,265	1,418
Series 2014, 5% 2/1/22	3,000	3,361
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,322
5% 5/15/16 (FSA Insured)	2,325	2,480
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	$ 5,000	$ 5,397
4.5% 6/15/17	6,075	6,714
Series 2010, 5% 6/15/15	8,800	9,204
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/20	6,000	6,126
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,255
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	577
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,505
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	874
0% 11/1/16 (Escrowed to Maturity)	740	733
0% 11/1/16 (FSA Insured)	2,235	2,188
		361,960
Indiana - 2.6%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 9/2/14 (c)(f)	9,000	9,000
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A, 5% 5/1/15	6,420	6,671
Series 2013:
5% 8/15/22	700	816
5% 8/15/23	1,000	1,169
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,275
5% 12/1/15	2,135	2,278
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,413
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,500
Series 2010 A, 5% 2/1/17	2,800	3,115
Series 2012:
5% 3/1/20	650	741
5% 3/1/21	1,225	1,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	$ 4,000	$ 4,326
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,200	2,245
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,694
5% 1/1/20	1,250	1,456
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	975
5% 10/1/22	1,600	1,927
Series 2014 A:
5% 10/1/20 (b)	375	443
5% 10/1/21 (b)	380	452
5% 10/1/22 (b)	675	803
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	539
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (c)	10,000	10,001
Series 2010 B:
5% 10/1/16	5,000	5,445
5% 10/1/17	5,000	5,591
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,101
4% 1/15/20	1,345	1,482
4% 1/15/21	1,250	1,374
5% 7/15/19	1,680	1,939
5% 7/15/20	1,170	1,365
5% 7/15/21	1,000	1,164
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	548
5% 7/1/15	315	330
5% 7/1/16	500	546
Series Z-1:
5% 7/1/16	1,215	1,328
5% 7/1/17	1,000	1,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1: - continued
5% 7/1/18	$ 1,500	$ 1,732
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (c)	8,500	8,500
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,008
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,058
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,260
		100,139
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,827
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	585
5% 11/15/15	625	666
5% 11/15/16	875	967
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,062
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,035
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,447
5% 11/15/15 (Escrowed to Maturity)	6,245	6,652
5% 11/15/16 (Escrowed to Maturity)	5,410	6,000
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,635
5% 11/15/20 (Escrowed to Maturity)	2,745	3,313
		28,362
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,524
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,192
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (c)	$ 2,600	$ 2,593
1.6%, tender 6/1/17 (c)	8,000	8,082
(Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (c)	6,000	6,104
		25,308
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.576%, tender 5/1/17 (c)	25,000	25,127
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,158
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,056
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,766
5% 7/1/22	1,000	1,182
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,131
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,070
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,110
		42,600
Maryland - 1.6%
Maryland Gen. Oblig. Series 2008 2, 5% 7/15/22	5,500	6,346
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,500
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,318
Series 2012 D, 0.931%, tender 11/15/17 (c)	14,000	14,186
Series 2013 A:
0.681%, tender 5/15/18 (c)	4,800	4,843
0.701%, tender 5/15/18 (c)	7,100	7,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,787
Series 2011 A, 5% 7/1/20	16,000	18,888
		59,036
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,786
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,688
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,685
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,557
4% 7/1/16	1,000	1,069
Series Q2:
4% 7/1/15	1,170	1,215
4% 7/1/16	1,000	1,069
5% 7/1/14	1,080	1,080
5% 7/1/17	1,370	1,537
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,373
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	5,900	5,891
4.5% 11/15/18	5,500	5,520
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (f)	4,725	5,321
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,358
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,935
		65,084
Michigan - 2.7%
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,228
5% 5/1/20	2,000	2,263
5% 5/1/21	1,810	2,057
Detroit Swr. Disp. Rev. Series 2006 D, 0.753% 7/1/32 (c)	4,070	3,225
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,420
5% 5/1/20	2,635	3,095
5% 5/1/21	2,150	2,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Blanc Cmnty. Schools Series 2013: - continued
5% 5/1/22	$ 1,850	$ 2,178
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,429
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,441
5% 11/15/19	1,000	1,163
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,127
Series 2012 A:
5% 6/1/16	2,290	2,443
5% 6/1/17	1,410	1,543
5% 6/1/18	2,430	2,707
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F3, 1.4%, tender 6/29/18 (c)	1,900	1,903
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,845
5% 10/1/15	3,250	3,426
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/15	1,845	1,914
5% 5/1/16	1,865	1,996
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,174
Series 2014 D:
5% 9/1/21	1,500	1,757
5% 9/1/23	500	587
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,682
5% 11/1/19	2,775	3,263
5% 5/1/20	3,630	4,281
5% 11/1/20	1,745	2,072
5% 5/1/21	4,110	4,882
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	30,870	30,876
Wayne County Arpt. Auth. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (f)	1,500	1,529
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	$ 2,135	$ 2,172
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,486
		103,149
Minnesota - 0.2%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,369
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	602
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,023
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,069
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22 (b)	1,000	1,199
5% 1/1/23 (b)	1,500	1,804
5% 1/1/24 (b)	1,000	1,206
		8,272
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (c)	12,400	12,288
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	3,500	3,503
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,992
		19,783
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,600
5% 7/1/18	765	865
		3,465
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,229
Series C:
4% 1/1/15	2,360	2,405
4% 1/1/16	2,195	2,318
		5,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	$ 2,905	$ 2,905
5% 7/1/15	3,500	3,670
Series 2013 C1, 2.5% 7/1/15 (f)	12,400	12,676
Series 2013 C2, 2% 7/1/14	8,700	8,700
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,359
Series 2012 A, 5% 6/15/19	24,610	28,756
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,017
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,245
Series 2012 B, 5% 8/1/20	2,230	2,655
Series 2013 D1:
5% 3/1/22	11,250	13,521
5% 3/1/23	4,500	5,441
5% 3/1/24	2,700	3,195
		121,140
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,818
4% 7/1/21	1,520	1,578
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,316
5% 2/1/18	2,500	2,832
		10,544
New Jersey - 5.2%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	783
Series 2009 A:
5% 6/15/15	11,285	11,777
5% 6/15/16	6,500	7,047
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K:
5.25% 12/15/14 (Escrowed to Maturity)	1,790	1,831
5.5% 12/15/19	8,030	9,456
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	$ 6,350	$ 6,553
Series 2008 W, 5% 3/1/15 (Escrowed to Maturity)	10,400	10,733
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,580
Series 2011 EE, 5% 9/1/20	5,000	5,781
Series 2012 G, 0.64% 2/1/15 (c)	7,800	7,803
Series 2012 II, 5% 3/1/21	6,800	7,841
Series 2012, 5% 6/15/18	10,600	12,026
Series 2014 PP, 5% 6/15/19	15,000	17,194
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,754
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,795
Series 2013:
5% 12/1/18 (f)	6,000	6,813
5% 12/1/19 (f)	3,850	4,370
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (c)	15,400	15,414
Series 2013 D, 0.59%, tender 1/1/16 (c)	5,000	5,002
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,556
Series 2013 A, 5% 1/1/24	4,345	5,069
Series 2013 C, 0.54% 1/1/17 (c)	16,000	16,006
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,598
Series 2003 B. 5.25% 12/15/19	5,500	6,422
Series 2013 A, 5% 6/15/20	18,000	20,785
		198,989
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,498
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,529
Series 2010 A1:
4% 12/1/15	3,700	3,893
4% 12/1/16	6,750	7,282
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,970
		46,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 11.4%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,240
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	727
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,202
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,707
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,761
Series B, 5% 8/1/14	10,000	10,041
Series J8, 0.44% 8/1/21 (c)	7,500	7,502
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,537
Series 2010 B:
5% 11/1/17	15,225	17,364
5% 11/1/17 (Escrowed to Maturity)	14,775	16,845
5% 11/1/20	5,950	6,996
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	947
5% 11/1/17	10,115	11,536
Series 2012 A:
5% 11/1/17	7,000	7,983
5% 11/1/20	4,500	5,363
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,702
Series 2012 A, 4% 5/15/20	8,000	8,938
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,137
Series 2009 D, 5% 6/15/15	16,075	16,818
Series 2012 A, 5% 12/15/20	8,500	10,161
Series A:
5% 2/15/15	8,775	9,039
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D, 5% 8/15/14	7,755	7,801
Series 2009 A1, 5% 2/15/15	9,000	9,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	$ 3,700	$ 3,700
Series 2008 B, 5% 7/1/15	30,000	31,442
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,952
Series 2009 A:
5% 7/1/15	12,850	13,456
5% 7/1/16	8,390	9,149
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,292
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	6,000	6,000
Series B:
5% 11/15/14	1,350	1,374
5% 11/15/15	2,325	2,476
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.521%, tender 11/1/14 (c)	6,800	6,801
Series 2012 G2, 0.631%, tender 11/1/15 (c)	13,300	13,330
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,184
Series 2008 B2:
5% 11/15/19	6,185	7,276
5% 11/15/20	5,500	6,507
5% 11/15/21	4,000	4,764
Series 2010 B2, 4% 11/15/14	2,830	2,870
Series 2012 B, 5% 11/15/22	2,000	2,382
Series 2012 D, 5% 11/15/18	2,515	2,920
Series 2012 E:
4% 11/15/19	4,000	4,501
5% 11/15/21	2,435	2,900
Series 2012 F, 5% 11/15/19	5,000	5,882
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,702
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,118
Series 2011 A1:
5% 4/1/17	1,500	1,676
5% 4/1/18	3,500	4,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	$ 17,000	$ 18,909
Series 2011 A, 5% 3/15/21	18,425	21,964
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,746
Series 2013 B, 5% 6/1/21	3,400	3,685
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,089
		432,676
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,092
4% 6/1/18	1,280	1,420
4% 6/1/20	1,000	1,125
5% 6/1/19	1,305	1,522
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,333
5% 3/1/18	1,500	1,716
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,668
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,093
5% 1/1/16	6,035	6,449
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,289
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,565
5% 6/1/16	1,000	1,083
5% 6/1/17	3,220	3,596
5% 6/1/18	3,820	4,354
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,772
Series 2008 A, 5.25% 1/1/20	2,000	2,266
Series 2012 A, 5% 1/1/18	18,705	21,227
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.551%, tender 12/1/15 (c)	11,500	11,519
		76,089
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,825	$ 1,921
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,224
5% 6/1/17	3,500	3,814
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,153
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,080
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,395
5% 6/15/23	1,855	2,067
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	792
5% 6/1/16 (FSA Insured)	1,105	1,173
5% 6/1/17 (FSA Insured)	1,160	1,254
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	13,300	14,046
Series 2009 C, 5.625% 6/1/18	1,395	1,560
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,892
Series 2010 C:
4% 10/1/15	3,200	3,351
5% 10/1/16	1,250	1,376
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,805
Series 2010 A, 5% 10/1/15	1,185	1,256
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,952
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,721
Series 2011 A, 5% 8/1/17	3,070	3,472
Series 2012 C, 5% 9/15/21	4,350	5,250
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	$ 500	$ 512
5% 1/15/17	1,000	1,093
Series 2013 A2, 0.26% 1/1/15 (c)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,232
5% 12/1/16 (Escrowed to Maturity)	280	311
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,103
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	10,225	11,058
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,314
		97,734
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,670
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,998
Series 2004 A, 2.375% 12/1/21	1,350	1,350
Series 2012, 5% 2/15/21	1,600	1,876
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,113
		14,007
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,503
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	2,500	2,583
5% 3/15/16	1,750	1,884
		6,970
Pennsylvania - 5.5%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (f)	1,000	1,023
5% 1/1/16 (FSA Insured) (f)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	$ 1,385	$ 1,444
5% 8/15/14	1,955	1,967
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(FirstEnergy Generation Proj.) Series 2006 A, 3.5%, tender 6/1/20 (c)	5,250	5,307
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,041
(FirstEnergy Nuclear Generation Proj.) Series 2006 B, 3.5%, tender 6/1/20 (c)	6,000	6,065
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,608
5% 7/1/22	5,200	5,662
5% 1/1/23	3,000	3,195
5% 7/1/23	1,650	1,725
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,059
5% 7/1/17	1,255	1,346
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,442
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,724
5% 3/1/19	2,310	2,596
5% 3/1/20	2,140	2,421
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 8/1/14 (c)(f)	8,900	8,900
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,276
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19 (b)	340	402
5% 12/1/21 (b)	275	331
5% 12/1/22 (b)	855	1,036
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,095
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A, 0.66% 12/1/17 (c)	$ 6,400	$ 6,430
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,188
Eighth Series A, 5% 8/1/16	1,000	1,084
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,090
5.375% 7/1/16 (FSA Insured)	2,300	2,489
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,487
5% 12/15/15 (FSA Insured)	5,000	5,336
5% 12/15/16 (FSA Insured)	7,275	8,020
Series 2011:
5.25% 8/1/17	6,165	6,937
5.25% 8/1/18	5,515	6,330
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,453
5% 11/15/18	3,430	3,897
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,740
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,681
5% 6/15/16	6,000	6,532
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,706
5% 2/1/16 (FSA Insured)	5,620	6,015
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,648
Series 2010 A:
4% 9/1/15	1,405	1,467
4% 9/1/15 (Escrowed to Maturity)	45	47
5% 9/1/16 (FSA Insured)	1,685	1,836
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,775
5% 11/15/15	2,420	2,579
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011: - continued
5% 6/1/19	$ 200	$ 229
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,466
5% 4/1/20	1,250	1,413
5% 4/1/21	1,000	1,138
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,399
		210,471
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,213
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,093
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,169
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,120
5% 5/15/19	1,500	1,697
		12,079
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,377
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,276
5% 12/1/20	1,000	1,182
Series 2012 C, 5% 12/1/17	10,535	11,990
		16,825
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	630
5% 9/1/15	680	717
5% 9/1/16	500	543
5% 9/1/17	490	547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Health & Edl. Facilities Auth. Rev.: - continued
Series 2011:
5% 9/1/17	$ 1,100	$ 1,229
5% 9/1/18	1,200	1,357
5% 9/1/19	1,255	1,424
		6,447
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,211
5% 1/1/20	2,500	2,905
5% 1/1/21	2,500	2,928
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,100
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,870
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,970
5% 7/1/17	1,100	1,229
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,297
		21,510
Texas - 7.2%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,717
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,064
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,244
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,641
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,398
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,807
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,170
Corpus Christi Independent School District 4% 8/15/14	10,140	10,188
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A: - continued
5% 11/1/15	$ 5,000	$ 5,311
Series 2013 F:
5% 11/1/19	2,000	2,344
5% 11/1/20	1,500	1,771
5% 11/1/21	3,000	3,559
5% 11/1/22	5,000	5,938
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,864
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,974
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,475
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.36% 6/1/15 (c)	1,465	1,466
0.46% 6/1/16 (c)	1,590	1,594
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,018
5% 11/15/16	500	546
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,081
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	10,470	10,475
Series 2012 A, 0.49% 8/15/15 (c)	1,300	1,301
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (f)	7,380	8,256
Series 2012 A, 5% 7/1/23 (f)	2,000	2,299
Series A:
5% 7/1/15	2,070	2,168
5% 7/1/16	1,080	1,178
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,469
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	9,200	9,204
5% 5/15/22	5,000	5,998
5% 5/15/23	7,000	8,464
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,397
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,863
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,320
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	$ 2,500	$ 2,509
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,146
5% 5/15/15	2,120	2,207
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,551
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,588
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,138
5% 7/1/18	3,030	3,469
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,991
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,739
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (c)	8,500	8,529
Northside Independent School District Bonds:
1%, tender 6/1/16 (c)	20,000	20,228
1.2%, tender 8/1/17 (c)	30,000	30,154
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,162
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (c)	8,370	8,428
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,173
5% 9/15/21	1,000	1,183
5% 9/15/22	3,440	4,057
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,691
5% 5/15/20	6,000	7,142
5% 5/15/21	5,000	5,986
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,282
5% 2/15/15 (Escrowed to Maturity)	280	288
5% 2/15/16	2,000	2,154
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	$ 750	$ 885
5% 8/15/23	1,000	1,177
Series 2013:
4% 9/1/18	400	433
5% 9/1/19	655	740
5% 9/1/20	915	1,034
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	3,840	4,192
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,005
5% 9/1/15	835	877
5% 9/1/16	750	821
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,284
4% 7/1/18	2,200	2,319
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	6,300	6,323
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,445
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,217
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,186
		273,213
Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,211
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,339
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,254
Virginia - 0.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	655
5% 7/15/21	400	454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	$ 2,340	$ 2,662
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (c)	2,500	2,514
		6,285
Washington - 2.7%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,303
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,622
5% 1/1/21	1,865	2,219
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,031
5% 12/1/17	2,950	3,354
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,752
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (f)	2,000	2,142
5% 2/1/17 (f)	2,500	2,754
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,226
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,826
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,620
4% 1/1/21	2,000	2,252
5% 1/1/20	3,000	3,538
5% 1/1/21	1,770	2,106
Washington Gen. Oblig.:
Series 2012 AR, 5% 7/1/18	5,000	5,781
Series 2015 AR, 5% 7/1/18	18,720	21,646
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,012
		104,184
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (c)(f)	7,000	7,104
Wisconsin - 0.4%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (f)	1,720	1,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/20 (f)	$ 1,330	$ 1,563
5% 12/1/22 (f)	1,470	1,724
5.25% 12/1/23 (f)	1,540	1,831
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,268
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,659
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,180
5% 12/15/16	1,440	1,583
5% 12/15/17	1,540	1,736
Series 2012, 5% 10/1/21	1,400	1,654
		16,020
TOTAL MUNICIPAL BONDS (Cost $3,453,386)		3,547,972
Municipal Notes - 2.2%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	6,745	6,774
Illinois - 0.7%
Chicago Gen. Oblig. Series 2003 B2, 0.42% 7/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,700	24,700
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 7/7/14, VRDN (c)	32,000	32,000
New York - 0.5%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,774
TOTAL MUNICIPAL NOTES (Cost $81,244)		81,248
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.06% (d)(e) (Cost $42,500)	42,500,000	$ 42,500
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $3,577,130)		3,671,720
NET OTHER ASSETS (LIABILITIES) - 3.4%		130,618
NET ASSETS - 100%		$ 3,802,338
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,629,220	$ -	$ 3,629,220	$ -
Money Market Funds	42,500	42,500	-	-
Total Investments in Securities:	$ 3,671,720	$ 42,500	$ 3,629,220	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Electric Utilities	12.8%
Special Tax	11.3%
Transportation	10.8%
Health Care	8.4%
Others (Individually Less Than 5%)*	20.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,534,630)	$ 3,629,220
Fidelity Central Funds (cost $42,500)	42,500
Total Investments (cost $3,577,130)		$ 3,671,720
Cash		168,160
Receivable for fund shares sold		5,712
Interest receivable		37,315
Distributions receivable from Fidelity Central Funds		1
Other receivables		18
Total assets		3,882,926

Liabilities
Payable for investments purchased Regular delivery	$ 50,992
Delayed delivery	20,101
Payable for fund shares redeemed	5,713
Distributions payable	1,331
Accrued management fee	1,142
Distribution and service plan fees payable	126
Other affiliated payables	1,150
Other payables and accrued expenses	33
Total liabilities		80,588

Net Assets		$ 3,802,338
Net Assets consist of:
Paid in capital		$ 3,703,467
Undistributed net investment income		47
Accumulated undistributed net realized gain (loss) on investments		4,234
Net unrealized appreciation (depreciation) on investments		94,590
Net Assets		$ 3,802,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($317,269.1 ÷ 29,501.988 shares)	$ 10.75

Maximum offering price per share (100/97.25 of $10.75)	$ 11.05
Class T: Net Asset Value and redemption price per share ($22,929.6 ÷ 2,136.034 shares)	$ 10.73

Maximum offering price per share (100/97.25 of $10.73)	$ 11.03
Class B: Net Asset Value and offering price per share ($420.5 ÷ 39.119 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($65,968.3 ÷ 6,145.859 shares)A	$ 10.73

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,188,890.6 ÷ 297,045.517 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,859.8 ÷ 19,258.531 shares)	$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 42,733
Income from Fidelity Central Funds		1
Total income		42,734

Expenses
Management fee	$ 6,864
Transfer agent fees	1,983
Distribution and service plan fees	766
Accounting fees and expenses	305
Custodian fees and expenses	25
Independent trustees' compensation	7
Registration fees	113
Audit	29
Legal	4
Miscellaneous	18
Total expenses before reductions	10,114
Expense reductions	(24)	10,090
Net investment income (loss)		32,644
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,910
Change in net unrealized appreciation (depreciation) on investment securities		24,851
Net gain (loss)		29,761
Net increase (decrease) in net assets resulting from operations		$ 62,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,644	$ 71,632
Net realized gain (loss)	4,910	5,964
Change in net unrealized appreciation (depreciation)	24,851	(76,421)
Net increase (decrease) in net assets resulting from operations	62,405	1,175
Distributions to shareholders from net investment income	(32,647)	(71,638)
Distributions to shareholders from net realized gain	(3,537)	(3,714)
Total distributions	(36,184)	(75,352)
Share transactions - net increase (decrease)	(12,176)	(480,013)
Redemption fees	12	46
Total increase (decrease) in net assets	14,057	(554,144)

Net Assets
Beginning of period	3,788,281	4,342,425
End of period (including undistributed net investment income of $47 and undistributed net investment income of $50, respectively)	$ 3,802,338	$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) E	.078	.158	.164	.198	.209	.254
Net realized and unrealized gain (loss)	.080	(.170)	.034	.225	(.016)	.294
Total from investment operations	.158	(.012)	.198	.423	.193	.548
Distributions from net investment income	(.078)	(.158)	(.156)	(.205)	(.209)	(.258)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.088)	(.168)	(.168)	(.213)	(.213)	(.258)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.75	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Total Return B, C, D	1.49%	(.11)%	1.84%	4.03%	1.81%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.78%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.80% A	.78%	.79%	.77%	.78%	.78%
Expenses net of all reductions	.80% A	.78%	.78%	.77%	.77%	.78%
Net investment income (loss)	1.47% A	1.47%	1.51%	1.85%	1.95%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 317	$ 318	$ 394	$ 336	$ 200	$ 169
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.080	.162	.166	.199	.211	.255
Net realized and unrealized gain (loss)	.080	(.180)	.044	.226	(.026)	.294
Total from investment operations	.160	(.018)	.210	.425	.185	.549
Distributions from net investment income	(.080)	(.162)	(.158)	(.207)	(.211)	(.259)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.090)	(.172)	(.170)	(.215)	(.215)	(.259)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return B, C, D	1.51%	(.17)%	1.95%	4.05%	1.74%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.75%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.76% A	.75%	.76%	.76%	.75%	.77%
Net investment income (loss)	1.51% A	1.50%	1.52%	1.86%	1.97%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 25	$ 26	$ 24	$ 23
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) E	.044	.089	.093	.128	.139	.186
Net realized and unrealized gain (loss)	.090	(.180)	.045	.226	(.026)	.293
Total from investment operations	.134	(.091)	.138	.354	.113	.479
Distributions from net investment income	(.044)	(.089)	(.086)	(.136)	(.139)	(.189)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.054)	(.099)	(.098)	(.144)	(.143)	(.189)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.75	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Total Return B, C, D	1.26%	(.84)%	1.27%	3.36%	1.06%	4.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.43%	1.44%	1.43%	1.44%	1.46%
Expenses net of fee waivers, if any	1.44% A	1.43%	1.44%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.44% A	1.43%	1.43%	1.42%	1.42%	1.43%
Net investment income (loss)	.83% A	.82%	.85%	1.19%	1.30%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.038	.077	.082	.117	.129	.175
Net realized and unrealized gain (loss)	.080	(.169)	.035	.226	(.026)	.303
Total from investment operations	.118	(.092)	.117	.343	.103	.478
Distributions from net investment income	(.038)	(.078)	(.075)	(.125)	(.129)	(.178)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.048)	(.088)	(.087)	(.133)	(.133)	(.178)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Total Return B, C, D	1.11%	(.86)%	1.08%	3.25%	.96%	4.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.55% A	1.53%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	.72% A	.72%	.76%	1.09%	1.20%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 71	$ 92	$ 79	$ 77	$ 56
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.095	.191	.197	.228	.240	.284
Net realized and unrealized gain (loss)	.090	(.180)	.045	.227	(.026)	.293
Total from investment operations	.185	.011	.242	.455	.214	.577
Distributions from net investment income	(.095)	(.191)	(.190)	(.237)	(.240)	(.287)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.105)	(.201)	(.202)	(.245)	(.244)	(.287)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return B, C	1.74%	.10%	2.25%	4.34%	2.02%	5.64%
Ratios to Average Net Assets E, G
Expenses before reductions	.49% A	.48%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.49% A	.48%	.47%	.48%	.48%	.50%
Net investment income (loss)	1.78% A	1.78%	1.81%	2.14%	2.24%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 3,189	$ 3,168	$ 3,624	$ 3,523	$ 3,456	$ 3,153
Portfolio turnover rate F	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.091	.184	.191	.224	.235	.281
Net realized and unrealized gain (loss)	.080	(.169)	.045	.216	(.015)	.293
Total from investment operations	.171	.015	.236	.440	.220	.574
Distributions from net investment income	(.091)	(.185)	(.184)	(.232)	(.236)	(.284)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.101)	(.195)	(.196)	(.240)	(.240)	(.284)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Total Return B, C	1.61%	.14%	2.19%	4.19%	2.07%	5.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.54%	.54%	.52%	.53%	.55%
Expenses net of fee waivers, if any	.55% A	.54%	.54%	.52%	.53%	.53%
Expenses net of all reductions	.55% A	.54%	.53%	.52%	.52%	.53%
Net investment income (loss)	1.72% A	1.71%	1.76%	2.09%	2.20%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 207	$ 206	$ 152	$ 142	$ 92
Portfolio turnover rate F	16% A	20%	21%	22%	15%	8%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,330
Gross unrealized depreciation	(5,752)
Net unrealized appreciation (depreciation) on securities and other investments	$ 94,578

Tax cost	$ 3,577,142

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,110 and $399,883, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 394	$ 18
Class T	- %	.25%	29	-*
Class B	.65%	.25%	2	2
Class C	.75%	.25%	341	43
			$ 766	$ 63

* Amount represents four hundred ten dollars.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	1
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 241.15
Class T	13.11
Class B	-**	.14
Class C	52.16
Limited Term Municipal Income	1,513.10
Institutional Class	164.16
	$ 1,983

* Annualized

** Amount represents three hundred twenty-two dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $17 and $7, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 2,298	$ 5,745
Class T	175	389
Class B	2	7
Class C	243	585
Limited Term Municipal Income	28,171	61,526
Institutional Class	1,758	3,386
Total	$ 32,647	$ 71,638
From net realized gain
Class A	$ 291	$ 329
Class T	23	24
Class B	-*	1
Class C	65	71
Limited Term Municipal Income	2,962	3,097
Institutional Class	196	192
Total	$ 3,537	$ 3,714

* Amount represents four hundred fifty-three dollars.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	7,254	17,258	$ 77,933	$ 186,600
Reinvestment of distributions	204	453	2,195	4,871
Shares redeemed	(7,694)	(24,258)	(82,636)	(260,966)
Net increase (decrease)	(236)	(6,547)	$ (2,508)	$ (69,495)
Class T
Shares sold	399	1,844	$ 4,275	$ 19,947
Reinvestment of distributions	17	36	184	384
Shares redeemed	(560)	(1,872)	(5,999)	(20,208)
Net increase (decrease)	(144)	8	$ (1,540)	$ 123
Class B
Shares sold	-A	16	$ -C	$ 168
Reinvestment of distributions	-B	1	2	6
Shares redeemed	(11)	(69)	(116)	(740)
Net increase (decrease)	(11)	(52)	$ (114)	$ (566)
Class C
Shares sold	437	1,589	$ 4,677	$ 17,079
Reinvestment of distributions	23	49	250	522
Shares redeemed	(997)	(3,466)	(10,684)	(37,229)
Net increase (decrease)	(537)	(1,828)	$ (5,757)	$ (19,628)
Limited Term Municipal Income
Shares sold	38,430	84,688	$ 412,018	$ 911,728
Reinvestment of distributions	2,126	4,446	22,810	47,763
Shares redeemed	(40,643)	(126,146)	(435,716)	(1,354,126)
Net increase (decrease)	(87)	(37,012)	$ (888)	$ (394,635)
Institutional Class
Shares sold	4,569	12,901	$ 49,003	$ 138,587
Reinvestment of distributions	124	212	1,332	2,276
Shares redeemed	(4,821)	(12,706)	(51,704)	(136,675)
Net increase (decrease)	(128)	407	$ (1,369)	$ 4,188

A Amount represents nine shares.

B Amount represents two hundred six shares.

C Amount represents ninety-seven dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTMI-USAN-0814
1.803550.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term
Municipal Income Fund

- Class A, Class T, Class B and
Class C

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Limited Term
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,014.90	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.76%
Actual		$ 1,000.00	$ 1,015.10	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.44%
Actual		$ 1,000.00	$ 1,012.60	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class C	1.55%
Actual		$ 1,000.00	$ 1,011.10	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Limited Term Municipal Income	.49%
Actual		$ 1,000.00	$ 1,017.40	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,016.10	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.9	12.5
Illinois	10.2	10.9
California	9.3	12.4
Florida	8.0	7.8
Texas	7.2	7.6
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	35.5
Electric Utilities	12.8	12.9
Special Tax	11.3	11.1
Transportation	10.8	12.0
Health Care	8.4	8.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	2.7	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 8.2%	AAA 10.9%
AA,A 77.4%	AA,A 77.0%
BBB 5.9%	BBB 5.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 2.3%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 6.1%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
Arizona - 3.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,058
5% 10/1/16 (FSA Insured)	13,000	14,252
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	6,470	6,523
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,016
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,616
Series 2008, 5.5% 9/1/16	1,385	1,531
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,169
5% 10/1/20	5,180	6,114
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	948
1% 7/1/20 (a)	1,360	1,427
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,656
5% 7/1/18	5,200	5,446
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,114
Series 2009 B, 5% 7/1/16	5,090	5,559
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.48%, tender 8/1/14 (c)(f)	3,800	3,800
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,572
5% 12/1/22	2,470	2,883
5% 12/1/23	3,425	4,001
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,778
Series 2012 A:
5% 7/1/18	825	950
5% 7/1/19	1,550	1,808
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,308
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011: - continued
5% 7/1/17	$ 3,315	$ 3,620
5% 7/1/18	3,365	3,740
		112,154
California - 9.3%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,116
Series 2013 A, 5% 10/1/22	2,190	2,614
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,000
Series 2009 A:
5% 7/1/15	3,660	3,674
5.25% 7/1/14	1,780	1,780
5.25% 7/1/14 (Escrowed to Maturity)	520	520
California Gen. Oblig.:
5% 9/1/18	7,500	8,720
5% 9/1/19	20,000	23,627
5% 9/1/20	20,000	23,935
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,428
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,930	2,930
Series 2009 F, 5%, tender 7/1/14 (c)	5,200	5,200
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	4,000	4,031
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,353
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (c)	17,000	16,996
0.34%, tender 4/1/16 (c)	30,000	29,993
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,026
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,194
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,168
5% 10/1/19	1,490	1,767
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	$ 1,250	$ 1,498
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,496
5% 10/1/19	5,000	5,874
5% 10/1/20	2,525	2,998
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,187
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,824
Series 2009 J, 5% 11/1/17	2,300	2,613
Series 2010 A:
5% 3/1/16	2,000	2,156
5% 3/1/17	5,405	6,020
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (c)	4,000	4,487
Series 2009 E2, 5%, tender 5/1/17 (c)	2,000	2,240
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.471%, tender 12/12/15 (c)	12,500	12,512
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,928
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,348
5% 7/1/19	4,400	5,222
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,637
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,490
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,680
5% 3/1/19	2,935	3,386
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,242
5% 12/1/17	9,790	11,157
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (c)	18,000	18,001
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,403
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,120
5% 7/1/15	2,170	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,077
5% 7/1/18	2,000	2,310
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,161
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (f)	2,500	2,931
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	7,115	7,100
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured) (b)	1,350	1,617
5% 9/1/24 (FSA Insured) (b)	2,300	2,760
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,878
5% 6/1/17	3,700	4,076
5% 6/1/18	6,470	7,267
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,854
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,989
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,864
5% 8/1/18	8,000	8,859
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,143
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/15	1,845	1,922
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,625
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,180
		354,479
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23 (b)	$ 3,860	$ 4,526
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	562
		9,487
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(f)	4,300	4,333
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	10,755
Series 2012 C, 5% 6/1/21	23,420	27,917
Series 2012 D, 0.35% 9/15/15 (c)	6,000	6,000
Series 2013 A:
0.2% 3/1/15 (c)	2,800	2,800
0.29% 3/1/16 (c)	1,100	1,101
0.4% 3/1/17 (c)	1,400	1,404
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (c)	2,925	2,981
Series D, 4% 7/1/14	1,000	1,000
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,960	8,618
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,472
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	6,969
5% 8/1/15	1,000	1,048
		81,398
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,870
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,578
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,350
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,000
		15,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	$ 4,000	$ 4,071
5% 12/1/15	4,395	4,643
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,173
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,755
Series 2012 A:
5% 7/1/19	7,000	8,178
5% 7/1/20	15,070	17,789
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,606
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,142
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,040
Series 2011:
4% 12/1/16	1,265	1,354
5% 12/1/17	1,685	1,886
5% 12/1/18	685	774
5% 12/1/19	1,820	2,064
5% 12/1/20	1,000	1,140
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,370
5% 10/1/16	1,530	1,665
5% 10/1/17	1,455	1,617
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,780
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,189
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	4,282
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,501
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	747
5% 2/1/18	1,790	1,934
5% 2/1/19	1,450	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A: - continued
5% 2/1/20	$ 2,025	$ 2,216
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	20,970
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,276
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,004
5% 10/1/20	1,000	1,186
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,500
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,048
5% 9/1/17	1,000	1,106
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,266
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	785
5.25% 10/1/15	3,525	3,742
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,449
5% 10/1/20	2,000	2,331
5% 10/1/21	2,000	2,353
5% 10/1/22	1,000	1,184
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,140
5% 11/15/22	485	554
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,300
5% 7/1/20	1,000	1,153
5% 7/1/21	2,000	2,325
5% 7/1/22	2,000	2,329
5% 7/1/23	2,000	2,299
Series 2014 A, 5% 7/1/24	625	738
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,024
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	$ 4,000	$ 4,048
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,336
5% 10/1/16	1,325	1,448
Series 2009, 5.25% 10/1/19	1,245	1,449
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,935
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,496
Series 2012, 5% 7/1/19	1,000	1,168
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,707
Series 2010 C, 5% 10/1/17	1,895	2,157
Series 2011 B:
5% 10/1/18	2,250	2,621
5% 10/1/19	2,325	2,748
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/19	4,000	4,479
4% 8/1/21	4,040	4,503
5% 8/1/19	3,000	3,505
5% 8/1/21	4,000	4,719
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,448
5% 10/1/19	1,100	1,290
5% 10/1/20	1,000	1,182
5% 10/1/21	1,000	1,188
5% 10/1/22	1,000	1,192
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (f)	4,465	4,991
5% 10/1/19 (f)	2,025	2,311
5% 10/1/18 (f)	2,745	3,114
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,469
Series 2011, 5% 10/1/19	5,590	6,604
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	$ 2,500	$ 2,759
5% 11/15/17	1,500	1,705
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,027
5% 10/1/15 (FSA Insured) (f)	2,920	3,087
5% 10/1/16 (FSA Insured) (f)	6,000	6,581
5% 10/1/17 (FSA Insured) (f)	5,000	5,610
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,104
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,273
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	345
5% 8/1/19	310	362
		303,883
Georgia - 3.4%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,180
5% 1/1/23	1,000	1,179
5% 1/1/24	1,150	1,363
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	12,500	12,567
2.2%, tender 4/2/19 (c)	9,700	9,831
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,609
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,644
5% 1/1/20	4,000	4,731
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,315
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,840
Series 2008 D:
5.75% 1/1/19	14,890	17,404
5.75% 1/1/20	3,555	4,172
Series B, 5% 1/1/17	2,750	3,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG:
5% 1/1/16	$ 680	$ 727
5% 1/1/20	675	791
5% 1/1/21	1,670	1,969
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,834
(Gas Portfolio lll Proj.) Series 2014 U:
5% 10/1/19	1,500	1,758
5% 10/1/22	1,000	1,189
(Gas Portfolio lll Proj.) Series 2014 U, 5% 10/1/23	2,420	2,881
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	13,800	13,801
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	17,900	17,900
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	1,040	1,064
5% 1/1/16	2,415	2,580
5% 1/1/18	1,530	1,644
		131,020
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (f)	3,900	4,083
Series 2011, 5% 7/1/19 (f)	4,000	4,539
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,150
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (f)	1,400	1,584
5% 8/1/20 (f)	3,050	3,466
5% 8/1/21 (f)	550	626
5% 8/1/22 (f)	2,075	2,352
5% 8/1/23 (f)	1,435	1,619
		21,419
Illinois - 9.5%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,727
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,607
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 6,945
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,800
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,820
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,651
Series 2009 A, 5% 1/1/22	2,500	2,745
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,111
Series 2012 C, 5% 1/1/23	885	986
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,671
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,333
4.5% 1/1/20	1,150	1,253
5% 1/1/21	1,500	1,671
5% 1/1/21	4,875	5,431
5% 1/1/23	1,000	1,127
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,120
Series 2014 B:
5% 1/1/20	625	727
5% 1/1/21	400	467
5% 1/1/23	2,500	2,919
5% 1/1/22	5,000	5,849
5% 1/1/23	5,900	6,890
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	284
5% 1/1/20	300	342
5% 1/1/21	400	457
5% 1/1/22	300	340
5% 1/1/23	535	605
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,107
Series 2010 E:
5% 1/1/15 (f)	4,000	4,092
5% 1/1/16 (f)	1,500	1,599
Series 2011 B, 5% 1/1/18	6,500	7,367
Series 2012 A, 5% 1/1/21	1,400	1,648
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B, 5% 1/1/21 (f)	$ 4,605	$ 5,273
Series 2013 B, 5% 1/1/22	4,000	4,724
Series 2013 D, 5% 1/1/22	3,220	3,803
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17 (b)	1,050	1,118
4% 1/1/18 (b)	2,255	2,434
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,835
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,269
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	460
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,488
5% 1/1/23	1,200	1,360
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,668
Series 2010 A, 5.25% 11/15/22	4,960	5,676
Series 2011 A, 5.25% 11/15/22	1,000	1,165
Series 2012 C:
5% 11/15/19	3,200	3,707
5% 11/15/20	7,210	8,375
5% 11/15/21	4,970	5,801
5% 11/15/22	1,250	1,453
Series 2014 A:
5% 11/15/20	1,000	1,152
5% 11/15/21	500	584
5% 11/15/22	1,000	1,162
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,762
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,693
Series 2010, 2.125%, tender 7/1/14 (c)	12,500	12,500
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,310
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	570
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	$ 2,060	$ 2,218
5% 5/15/17	3,520	3,933
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,010
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,239
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,843
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/16/15 (c)	4,000	4,000
Series 2012 A, 5% 5/15/23	1,300	1,422
Series 2012:
5% 9/1/18	1,160	1,292
5% 9/1/19	1,115	1,253
5% 9/1/20	1,470	1,658
5% 9/1/21	1,645	1,852
5% 9/1/22	3,530	3,980
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,577
Series 2004, 5% 11/1/16	11,000	12,044
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,290
Series 2007 A, 5.5% 6/1/15	1,000	1,047
Series 2007 B, 5% 1/1/17	9,835	10,763
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,467
5% 1/1/21 (FSA Insured)	1,600	1,785
Series 2012:
5% 3/1/19	5,500	6,186
5% 8/1/19	2,660	3,005
5% 8/1/20	6,900	7,788
5% 8/1/21	1,400	1,578
5% 8/1/22	5,800	6,498
Series 2013, 5% 7/1/22	1,265	1,418
Series 2014, 5% 2/1/22	3,000	3,361
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,322
5% 5/15/16 (FSA Insured)	2,325	2,480
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	$ 5,000	$ 5,397
4.5% 6/15/17	6,075	6,714
Series 2010, 5% 6/15/15	8,800	9,204
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/20	6,000	6,126
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,255
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	577
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,505
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	874
0% 11/1/16 (Escrowed to Maturity)	740	733
0% 11/1/16 (FSA Insured)	2,235	2,188
		361,960
Indiana - 2.6%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 9/2/14 (c)(f)	9,000	9,000
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A, 5% 5/1/15	6,420	6,671
Series 2013:
5% 8/15/22	700	816
5% 8/15/23	1,000	1,169
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,275
5% 12/1/15	2,135	2,278
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,413
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,500
Series 2010 A, 5% 2/1/17	2,800	3,115
Series 2012:
5% 3/1/20	650	741
5% 3/1/21	1,225	1,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	$ 4,000	$ 4,326
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,200	2,245
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,694
5% 1/1/20	1,250	1,456
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	975
5% 10/1/22	1,600	1,927
Series 2014 A:
5% 10/1/20 (b)	375	443
5% 10/1/21 (b)	380	452
5% 10/1/22 (b)	675	803
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	539
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (c)	10,000	10,001
Series 2010 B:
5% 10/1/16	5,000	5,445
5% 10/1/17	5,000	5,591
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,101
4% 1/15/20	1,345	1,482
4% 1/15/21	1,250	1,374
5% 7/15/19	1,680	1,939
5% 7/15/20	1,170	1,365
5% 7/15/21	1,000	1,164
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	548
5% 7/1/15	315	330
5% 7/1/16	500	546
Series Z-1:
5% 7/1/16	1,215	1,328
5% 7/1/17	1,000	1,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1: - continued
5% 7/1/18	$ 1,500	$ 1,732
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (c)	8,500	8,500
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,008
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,058
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,260
		100,139
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,827
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	585
5% 11/15/15	625	666
5% 11/15/16	875	967
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,062
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,035
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,447
5% 11/15/15 (Escrowed to Maturity)	6,245	6,652
5% 11/15/16 (Escrowed to Maturity)	5,410	6,000
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,635
5% 11/15/20 (Escrowed to Maturity)	2,745	3,313
		28,362
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,524
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,192
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (c)	$ 2,600	$ 2,593
1.6%, tender 6/1/17 (c)	8,000	8,082
(Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (c)	6,000	6,104
		25,308
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.576%, tender 5/1/17 (c)	25,000	25,127
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,158
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,056
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,766
5% 7/1/22	1,000	1,182
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,131
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,070
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,110
		42,600
Maryland - 1.6%
Maryland Gen. Oblig. Series 2008 2, 5% 7/15/22	5,500	6,346
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,500
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,318
Series 2012 D, 0.931%, tender 11/15/17 (c)	14,000	14,186
Series 2013 A:
0.681%, tender 5/15/18 (c)	4,800	4,843
0.701%, tender 5/15/18 (c)	7,100	7,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,787
Series 2011 A, 5% 7/1/20	16,000	18,888
		59,036
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,786
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,688
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,685
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,557
4% 7/1/16	1,000	1,069
Series Q2:
4% 7/1/15	1,170	1,215
4% 7/1/16	1,000	1,069
5% 7/1/14	1,080	1,080
5% 7/1/17	1,370	1,537
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,373
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	5,900	5,891
4.5% 11/15/18	5,500	5,520
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (f)	4,725	5,321
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,358
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,935
		65,084
Michigan - 2.7%
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,228
5% 5/1/20	2,000	2,263
5% 5/1/21	1,810	2,057
Detroit Swr. Disp. Rev. Series 2006 D, 0.753% 7/1/32 (c)	4,070	3,225
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,420
5% 5/1/20	2,635	3,095
5% 5/1/21	2,150	2,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Blanc Cmnty. Schools Series 2013: - continued
5% 5/1/22	$ 1,850	$ 2,178
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,429
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,441
5% 11/15/19	1,000	1,163
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,127
Series 2012 A:
5% 6/1/16	2,290	2,443
5% 6/1/17	1,410	1,543
5% 6/1/18	2,430	2,707
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F3, 1.4%, tender 6/29/18 (c)	1,900	1,903
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,845
5% 10/1/15	3,250	3,426
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/15	1,845	1,914
5% 5/1/16	1,865	1,996
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,174
Series 2014 D:
5% 9/1/21	1,500	1,757
5% 9/1/23	500	587
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,682
5% 11/1/19	2,775	3,263
5% 5/1/20	3,630	4,281
5% 11/1/20	1,745	2,072
5% 5/1/21	4,110	4,882
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	30,870	30,876
Wayne County Arpt. Auth. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (f)	1,500	1,529
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	$ 2,135	$ 2,172
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,486
		103,149
Minnesota - 0.2%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,369
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	602
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,023
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,069
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22 (b)	1,000	1,199
5% 1/1/23 (b)	1,500	1,804
5% 1/1/24 (b)	1,000	1,206
		8,272
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (c)	12,400	12,288
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	3,500	3,503
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,992
		19,783
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,600
5% 7/1/18	765	865
		3,465
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,229
Series C:
4% 1/1/15	2,360	2,405
4% 1/1/16	2,195	2,318
		5,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	$ 2,905	$ 2,905
5% 7/1/15	3,500	3,670
Series 2013 C1, 2.5% 7/1/15 (f)	12,400	12,676
Series 2013 C2, 2% 7/1/14	8,700	8,700
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,359
Series 2012 A, 5% 6/15/19	24,610	28,756
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,017
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,245
Series 2012 B, 5% 8/1/20	2,230	2,655
Series 2013 D1:
5% 3/1/22	11,250	13,521
5% 3/1/23	4,500	5,441
5% 3/1/24	2,700	3,195
		121,140
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,818
4% 7/1/21	1,520	1,578
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,316
5% 2/1/18	2,500	2,832
		10,544
New Jersey - 5.2%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	783
Series 2009 A:
5% 6/15/15	11,285	11,777
5% 6/15/16	6,500	7,047
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K:
5.25% 12/15/14 (Escrowed to Maturity)	1,790	1,831
5.5% 12/15/19	8,030	9,456
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	$ 6,350	$ 6,553
Series 2008 W, 5% 3/1/15 (Escrowed to Maturity)	10,400	10,733
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,580
Series 2011 EE, 5% 9/1/20	5,000	5,781
Series 2012 G, 0.64% 2/1/15 (c)	7,800	7,803
Series 2012 II, 5% 3/1/21	6,800	7,841
Series 2012, 5% 6/15/18	10,600	12,026
Series 2014 PP, 5% 6/15/19	15,000	17,194
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,754
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,795
Series 2013:
5% 12/1/18 (f)	6,000	6,813
5% 12/1/19 (f)	3,850	4,370
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (c)	15,400	15,414
Series 2013 D, 0.59%, tender 1/1/16 (c)	5,000	5,002
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,556
Series 2013 A, 5% 1/1/24	4,345	5,069
Series 2013 C, 0.54% 1/1/17 (c)	16,000	16,006
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,598
Series 2003 B. 5.25% 12/15/19	5,500	6,422
Series 2013 A, 5% 6/15/20	18,000	20,785
		198,989
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,498
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,529
Series 2010 A1:
4% 12/1/15	3,700	3,893
4% 12/1/16	6,750	7,282
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,970
		46,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 11.4%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,240
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	727
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,202
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,707
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,761
Series B, 5% 8/1/14	10,000	10,041
Series J8, 0.44% 8/1/21 (c)	7,500	7,502
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,537
Series 2010 B:
5% 11/1/17	15,225	17,364
5% 11/1/17 (Escrowed to Maturity)	14,775	16,845
5% 11/1/20	5,950	6,996
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	947
5% 11/1/17	10,115	11,536
Series 2012 A:
5% 11/1/17	7,000	7,983
5% 11/1/20	4,500	5,363
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,702
Series 2012 A, 4% 5/15/20	8,000	8,938
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,137
Series 2009 D, 5% 6/15/15	16,075	16,818
Series 2012 A, 5% 12/15/20	8,500	10,161
Series A:
5% 2/15/15	8,775	9,039
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D, 5% 8/15/14	7,755	7,801
Series 2009 A1, 5% 2/15/15	9,000	9,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	$ 3,700	$ 3,700
Series 2008 B, 5% 7/1/15	30,000	31,442
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,952
Series 2009 A:
5% 7/1/15	12,850	13,456
5% 7/1/16	8,390	9,149
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,292
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	6,000	6,000
Series B:
5% 11/15/14	1,350	1,374
5% 11/15/15	2,325	2,476
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.521%, tender 11/1/14 (c)	6,800	6,801
Series 2012 G2, 0.631%, tender 11/1/15 (c)	13,300	13,330
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,184
Series 2008 B2:
5% 11/15/19	6,185	7,276
5% 11/15/20	5,500	6,507
5% 11/15/21	4,000	4,764
Series 2010 B2, 4% 11/15/14	2,830	2,870
Series 2012 B, 5% 11/15/22	2,000	2,382
Series 2012 D, 5% 11/15/18	2,515	2,920
Series 2012 E:
4% 11/15/19	4,000	4,501
5% 11/15/21	2,435	2,900
Series 2012 F, 5% 11/15/19	5,000	5,882
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,702
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,118
Series 2011 A1:
5% 4/1/17	1,500	1,676
5% 4/1/18	3,500	4,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	$ 17,000	$ 18,909
Series 2011 A, 5% 3/15/21	18,425	21,964
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,746
Series 2013 B, 5% 6/1/21	3,400	3,685
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,089
		432,676
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,092
4% 6/1/18	1,280	1,420
4% 6/1/20	1,000	1,125
5% 6/1/19	1,305	1,522
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,333
5% 3/1/18	1,500	1,716
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,668
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,093
5% 1/1/16	6,035	6,449
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,289
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,565
5% 6/1/16	1,000	1,083
5% 6/1/17	3,220	3,596
5% 6/1/18	3,820	4,354
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,772
Series 2008 A, 5.25% 1/1/20	2,000	2,266
Series 2012 A, 5% 1/1/18	18,705	21,227
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.551%, tender 12/1/15 (c)	11,500	11,519
		76,089
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,825	$ 1,921
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,224
5% 6/1/17	3,500	3,814
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,153
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,080
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,395
5% 6/15/23	1,855	2,067
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	792
5% 6/1/16 (FSA Insured)	1,105	1,173
5% 6/1/17 (FSA Insured)	1,160	1,254
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	13,300	14,046
Series 2009 C, 5.625% 6/1/18	1,395	1,560
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,892
Series 2010 C:
4% 10/1/15	3,200	3,351
5% 10/1/16	1,250	1,376
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,805
Series 2010 A, 5% 10/1/15	1,185	1,256
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,952
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,721
Series 2011 A, 5% 8/1/17	3,070	3,472
Series 2012 C, 5% 9/15/21	4,350	5,250
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	$ 500	$ 512
5% 1/15/17	1,000	1,093
Series 2013 A2, 0.26% 1/1/15 (c)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,232
5% 12/1/16 (Escrowed to Maturity)	280	311
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,103
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	10,225	11,058
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,314
		97,734
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,670
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,998
Series 2004 A, 2.375% 12/1/21	1,350	1,350
Series 2012, 5% 2/15/21	1,600	1,876
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,113
		14,007
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,503
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	2,500	2,583
5% 3/15/16	1,750	1,884
		6,970
Pennsylvania - 5.5%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (f)	1,000	1,023
5% 1/1/16 (FSA Insured) (f)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	$ 1,385	$ 1,444
5% 8/15/14	1,955	1,967
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(FirstEnergy Generation Proj.) Series 2006 A, 3.5%, tender 6/1/20 (c)	5,250	5,307
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,041
(FirstEnergy Nuclear Generation Proj.) Series 2006 B, 3.5%, tender 6/1/20 (c)	6,000	6,065
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,608
5% 7/1/22	5,200	5,662
5% 1/1/23	3,000	3,195
5% 7/1/23	1,650	1,725
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,059
5% 7/1/17	1,255	1,346
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,442
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,724
5% 3/1/19	2,310	2,596
5% 3/1/20	2,140	2,421
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 8/1/14 (c)(f)	8,900	8,900
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,276
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19 (b)	340	402
5% 12/1/21 (b)	275	331
5% 12/1/22 (b)	855	1,036
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,095
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A, 0.66% 12/1/17 (c)	$ 6,400	$ 6,430
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,188
Eighth Series A, 5% 8/1/16	1,000	1,084
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,090
5.375% 7/1/16 (FSA Insured)	2,300	2,489
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,487
5% 12/15/15 (FSA Insured)	5,000	5,336
5% 12/15/16 (FSA Insured)	7,275	8,020
Series 2011:
5.25% 8/1/17	6,165	6,937
5.25% 8/1/18	5,515	6,330
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,453
5% 11/15/18	3,430	3,897
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,740
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,681
5% 6/15/16	6,000	6,532
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,706
5% 2/1/16 (FSA Insured)	5,620	6,015
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,648
Series 2010 A:
4% 9/1/15	1,405	1,467
4% 9/1/15 (Escrowed to Maturity)	45	47
5% 9/1/16 (FSA Insured)	1,685	1,836
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,775
5% 11/15/15	2,420	2,579
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011: - continued
5% 6/1/19	$ 200	$ 229
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,466
5% 4/1/20	1,250	1,413
5% 4/1/21	1,000	1,138
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,399
		210,471
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,213
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,093
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,169
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,120
5% 5/15/19	1,500	1,697
		12,079
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,377
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,276
5% 12/1/20	1,000	1,182
Series 2012 C, 5% 12/1/17	10,535	11,990
		16,825
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	630
5% 9/1/15	680	717
5% 9/1/16	500	543
5% 9/1/17	490	547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Health & Edl. Facilities Auth. Rev.: - continued
Series 2011:
5% 9/1/17	$ 1,100	$ 1,229
5% 9/1/18	1,200	1,357
5% 9/1/19	1,255	1,424
		6,447
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,211
5% 1/1/20	2,500	2,905
5% 1/1/21	2,500	2,928
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,100
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,870
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,970
5% 7/1/17	1,100	1,229
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,297
		21,510
Texas - 7.2%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,717
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,064
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,244
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,641
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,398
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,807
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,170
Corpus Christi Independent School District 4% 8/15/14	10,140	10,188
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A: - continued
5% 11/1/15	$ 5,000	$ 5,311
Series 2013 F:
5% 11/1/19	2,000	2,344
5% 11/1/20	1,500	1,771
5% 11/1/21	3,000	3,559
5% 11/1/22	5,000	5,938
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,864
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,974
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,475
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.36% 6/1/15 (c)	1,465	1,466
0.46% 6/1/16 (c)	1,590	1,594
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,018
5% 11/15/16	500	546
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,081
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	10,470	10,475
Series 2012 A, 0.49% 8/15/15 (c)	1,300	1,301
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (f)	7,380	8,256
Series 2012 A, 5% 7/1/23 (f)	2,000	2,299
Series A:
5% 7/1/15	2,070	2,168
5% 7/1/16	1,080	1,178
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,469
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	9,200	9,204
5% 5/15/22	5,000	5,998
5% 5/15/23	7,000	8,464
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,397
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,863
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,320
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	$ 2,500	$ 2,509
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,146
5% 5/15/15	2,120	2,207
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,551
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,588
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,138
5% 7/1/18	3,030	3,469
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,991
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,739
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (c)	8,500	8,529
Northside Independent School District Bonds:
1%, tender 6/1/16 (c)	20,000	20,228
1.2%, tender 8/1/17 (c)	30,000	30,154
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,162
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (c)	8,370	8,428
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,173
5% 9/15/21	1,000	1,183
5% 9/15/22	3,440	4,057
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,691
5% 5/15/20	6,000	7,142
5% 5/15/21	5,000	5,986
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,282
5% 2/15/15 (Escrowed to Maturity)	280	288
5% 2/15/16	2,000	2,154
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	$ 750	$ 885
5% 8/15/23	1,000	1,177
Series 2013:
4% 9/1/18	400	433
5% 9/1/19	655	740
5% 9/1/20	915	1,034
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	3,840	4,192
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,005
5% 9/1/15	835	877
5% 9/1/16	750	821
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,284
4% 7/1/18	2,200	2,319
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	6,300	6,323
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,445
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,217
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,186
		273,213
Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,211
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,339
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,254
Virginia - 0.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	655
5% 7/15/21	400	454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	$ 2,340	$ 2,662
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (c)	2,500	2,514
		6,285
Washington - 2.7%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,303
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,622
5% 1/1/21	1,865	2,219
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,031
5% 12/1/17	2,950	3,354
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,752
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (f)	2,000	2,142
5% 2/1/17 (f)	2,500	2,754
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,226
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,826
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,620
4% 1/1/21	2,000	2,252
5% 1/1/20	3,000	3,538
5% 1/1/21	1,770	2,106
Washington Gen. Oblig.:
Series 2012 AR, 5% 7/1/18	5,000	5,781
Series 2015 AR, 5% 7/1/18	18,720	21,646
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,012
		104,184
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (c)(f)	7,000	7,104
Wisconsin - 0.4%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (f)	1,720	1,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/20 (f)	$ 1,330	$ 1,563
5% 12/1/22 (f)	1,470	1,724
5.25% 12/1/23 (f)	1,540	1,831
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,268
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,659
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,180
5% 12/15/16	1,440	1,583
5% 12/15/17	1,540	1,736
Series 2012, 5% 10/1/21	1,400	1,654
		16,020
TOTAL MUNICIPAL BONDS (Cost $3,453,386)		3,547,972
Municipal Notes - 2.2%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	6,745	6,774
Illinois - 0.7%
Chicago Gen. Oblig. Series 2003 B2, 0.42% 7/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,700	24,700
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 7/7/14, VRDN (c)	32,000	32,000
New York - 0.5%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,774
TOTAL MUNICIPAL NOTES (Cost $81,244)		81,248
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.06% (d)(e) (Cost $42,500)	42,500,000	$ 42,500
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $3,577,130)		3,671,720
NET OTHER ASSETS (LIABILITIES) - 3.4%		130,618
NET ASSETS - 100%		$ 3,802,338
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,629,220	$ -	$ 3,629,220	$ -
Money Market Funds	42,500	42,500	-	-
Total Investments in Securities:	$ 3,671,720	$ 42,500	$ 3,629,220	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Electric Utilities	12.8%
Special Tax	11.3%
Transportation	10.8%
Health Care	8.4%
Others (Individually Less Than 5%)*	20.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,534,630)	$ 3,629,220
Fidelity Central Funds (cost $42,500)	42,500
Total Investments (cost $3,577,130)		$ 3,671,720
Cash		168,160
Receivable for fund shares sold		5,712
Interest receivable		37,315
Distributions receivable from Fidelity Central Funds		1
Other receivables		18
Total assets		3,882,926

Liabilities
Payable for investments purchased Regular delivery	$ 50,992
Delayed delivery	20,101
Payable for fund shares redeemed	5,713
Distributions payable	1,331
Accrued management fee	1,142
Distribution and service plan fees payable	126
Other affiliated payables	1,150
Other payables and accrued expenses	33
Total liabilities		80,588

Net Assets		$ 3,802,338
Net Assets consist of:
Paid in capital		$ 3,703,467
Undistributed net investment income		47
Accumulated undistributed net realized gain (loss) on investments		4,234
Net unrealized appreciation (depreciation) on investments		94,590
Net Assets		$ 3,802,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($317,269.1 ÷ 29,501.988 shares)	$ 10.75

Maximum offering price per share (100/97.25 of $10.75)	$ 11.05
Class T: Net Asset Value and redemption price per share ($22,929.6 ÷ 2,136.034 shares)	$ 10.73

Maximum offering price per share (100/97.25 of $10.73)	$ 11.03
Class B: Net Asset Value and offering price per share ($420.5 ÷ 39.119 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($65,968.3 ÷ 6,145.859 shares)A	$ 10.73

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,188,890.6 ÷ 297,045.517 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,859.8 ÷ 19,258.531 shares)	$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 42,733
Income from Fidelity Central Funds		1
Total income		42,734

Expenses
Management fee	$ 6,864
Transfer agent fees	1,983
Distribution and service plan fees	766
Accounting fees and expenses	305
Custodian fees and expenses	25
Independent trustees' compensation	7
Registration fees	113
Audit	29
Legal	4
Miscellaneous	18
Total expenses before reductions	10,114
Expense reductions	(24)	10,090
Net investment income (loss)		32,644
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,910
Change in net unrealized appreciation (depreciation) on investment securities		24,851
Net gain (loss)		29,761
Net increase (decrease) in net assets resulting from operations		$ 62,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,644	$ 71,632
Net realized gain (loss)	4,910	5,964
Change in net unrealized appreciation (depreciation)	24,851	(76,421)
Net increase (decrease) in net assets resulting from operations	62,405	1,175
Distributions to shareholders from net investment income	(32,647)	(71,638)
Distributions to shareholders from net realized gain	(3,537)	(3,714)
Total distributions	(36,184)	(75,352)
Share transactions - net increase (decrease)	(12,176)	(480,013)
Redemption fees	12	46
Total increase (decrease) in net assets	14,057	(554,144)

Net Assets
Beginning of period	3,788,281	4,342,425
End of period (including undistributed net investment income of $47 and undistributed net investment income of $50, respectively)	$ 3,802,338	$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) E	.078	.158	.164	.198	.209	.254
Net realized and unrealized gain (loss)	.080	(.170)	.034	.225	(.016)	.294
Total from investment operations	.158	(.012)	.198	.423	.193	.548
Distributions from net investment income	(.078)	(.158)	(.156)	(.205)	(.209)	(.258)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.088)	(.168)	(.168)	(.213)	(.213)	(.258)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.75	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Total Return B, C, D	1.49%	(.11)%	1.84%	4.03%	1.81%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.78%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.80% A	.78%	.79%	.77%	.78%	.78%
Expenses net of all reductions	.80% A	.78%	.78%	.77%	.77%	.78%
Net investment income (loss)	1.47% A	1.47%	1.51%	1.85%	1.95%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 317	$ 318	$ 394	$ 336	$ 200	$ 169
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.080	.162	.166	.199	.211	.255
Net realized and unrealized gain (loss)	.080	(.180)	.044	.226	(.026)	.294
Total from investment operations	.160	(.018)	.210	.425	.185	.549
Distributions from net investment income	(.080)	(.162)	(.158)	(.207)	(.211)	(.259)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.090)	(.172)	(.170)	(.215)	(.215)	(.259)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return B, C, D	1.51%	(.17)%	1.95%	4.05%	1.74%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.75%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.76% A	.75%	.76%	.76%	.75%	.77%
Net investment income (loss)	1.51% A	1.50%	1.52%	1.86%	1.97%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 25	$ 26	$ 24	$ 23
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) E	.044	.089	.093	.128	.139	.186
Net realized and unrealized gain (loss)	.090	(.180)	.045	.226	(.026)	.293
Total from investment operations	.134	(.091)	.138	.354	.113	.479
Distributions from net investment income	(.044)	(.089)	(.086)	(.136)	(.139)	(.189)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.054)	(.099)	(.098)	(.144)	(.143)	(.189)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.75	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Total Return B, C, D	1.26%	(.84)%	1.27%	3.36%	1.06%	4.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.43%	1.44%	1.43%	1.44%	1.46%
Expenses net of fee waivers, if any	1.44% A	1.43%	1.44%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.44% A	1.43%	1.43%	1.42%	1.42%	1.43%
Net investment income (loss)	.83% A	.82%	.85%	1.19%	1.30%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.038	.077	.082	.117	.129	.175
Net realized and unrealized gain (loss)	.080	(.169)	.035	.226	(.026)	.303
Total from investment operations	.118	(.092)	.117	.343	.103	.478
Distributions from net investment income	(.038)	(.078)	(.075)	(.125)	(.129)	(.178)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.048)	(.088)	(.087)	(.133)	(.133)	(.178)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Total Return B, C, D	1.11%	(.86)%	1.08%	3.25%	.96%	4.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.55% A	1.53%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	.72% A	.72%	.76%	1.09%	1.20%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 71	$ 92	$ 79	$ 77	$ 56
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.095	.191	.197	.228	.240	.284
Net realized and unrealized gain (loss)	.090	(.180)	.045	.227	(.026)	.293
Total from investment operations	.185	.011	.242	.455	.214	.577
Distributions from net investment income	(.095)	(.191)	(.190)	(.237)	(.240)	(.287)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.105)	(.201)	(.202)	(.245)	(.244)	(.287)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return B, C	1.74%	.10%	2.25%	4.34%	2.02%	5.64%
Ratios to Average Net Assets E, G
Expenses before reductions	.49% A	.48%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.49% A	.48%	.47%	.48%	.48%	.50%
Net investment income (loss)	1.78% A	1.78%	1.81%	2.14%	2.24%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 3,189	$ 3,168	$ 3,624	$ 3,523	$ 3,456	$ 3,153
Portfolio turnover rate F	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.091	.184	.191	.224	.235	.281
Net realized and unrealized gain (loss)	.080	(.169)	.045	.216	(.015)	.293
Total from investment operations	.171	.015	.236	.440	.220	.574
Distributions from net investment income	(.091)	(.185)	(.184)	(.232)	(.236)	(.284)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.101)	(.195)	(.196)	(.240)	(.240)	(.284)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Total Return B, C	1.61%	.14%	2.19%	4.19%	2.07%	5.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.54%	.54%	.52%	.53%	.55%
Expenses net of fee waivers, if any	.55% A	.54%	.54%	.52%	.53%	.53%
Expenses net of all reductions	.55% A	.54%	.53%	.52%	.52%	.53%
Net investment income (loss)	1.72% A	1.71%	1.76%	2.09%	2.20%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 207	$ 206	$ 152	$ 142	$ 92
Portfolio turnover rate F	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,330
Gross unrealized depreciation	(5,752)
Net unrealized appreciation (depreciation) on securities and other investments	$ 94,578

Tax cost	$ 3,577,142

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,110 and $399,883, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 394	$ 18
Class T	- %	.25%	29	-*
Class B	.65%	.25%	2	2
Class C	.75%	.25%	341	43
			$ 766	$ 63

* Amount represents four hundred ten dollars.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	1
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 241.15
Class T	13.11
Class B	-**	.14
Class C	52.16
Limited Term Municipal Income	1,513.10
Institutional Class	164.16
	$ 1,983

* Annualized

** Amount represents three hundred twenty-two dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $17 and $7, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 2,298	$ 5,745
Class T	175	389
Class B	2	7
Class C	243	585
Limited Term Municipal Income	28,171	61,526
Institutional Class	1,758	3,386
Total	$ 32,647	$ 71,638
From net realized gain
Class A	$ 291	$ 329
Class T	23	24
Class B	-*	1
Class C	65	71
Limited Term Municipal Income	2,962	3,097
Institutional Class	196	192
Total	$ 3,537	$ 3,714

* Amount represents four hundred fifty-three dollars.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	7,254	17,258	$ 77,933	$ 186,600
Reinvestment of distributions	204	453	2,195	4,871
Shares redeemed	(7,694)	(24,258)	(82,636)	(260,966)
Net increase (decrease)	(236)	(6,547)	$ (2,508)	$ (69,495)
Class T
Shares sold	399	1,844	$ 4,275	$ 19,947
Reinvestment of distributions	17	36	184	384
Shares redeemed	(560)	(1,872)	(5,999)	(20,208)
Net increase (decrease)	(144)	8	$ (1,540)	$ 123
Class B
Shares sold	-A	16	$ -C	$ 168
Reinvestment of distributions	-B	1	2	6
Shares redeemed	(11)	(69)	(116)	(740)
Net increase (decrease)	(11)	(52)	$ (114)	$ (566)
Class C
Shares sold	437	1,589	$ 4,677	$ 17,079
Reinvestment of distributions	23	49	250	522
Shares redeemed	(997)	(3,466)	(10,684)	(37,229)
Net increase (decrease)	(537)	(1,828)	$ (5,757)	$ (19,628)
Limited Term Municipal Income
Shares sold	38,430	84,688	$ 412,018	$ 911,728
Reinvestment of distributions	2,126	4,446	22,810	47,763
Shares redeemed	(40,643)	(126,146)	(435,716)	(1,354,126)
Net increase (decrease)	(87)	(37,012)	$ (888)	$ (394,635)
Institutional Class
Shares sold	4,569	12,901	$ 49,003	$ 138,587
Reinvestment of distributions	124	212	1,332	2,276
Shares redeemed	(4,821)	(12,706)	(51,704)	(136,675)
Net increase (decrease)	(128)	407	$ (1,369)	$ 4,188

A Amount represents nine shares.

B Amount represents two hundred six shares.

C Amount represents ninety-seven dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTM-USAN-0814
1.803547.110

Fidelity®

Limited Term
Municipal Income Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,014.90	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.76%
Actual		$ 1,000.00	$ 1,015.10	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.44%
Actual		$ 1,000.00	$ 1,012.60	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class C	1.55%
Actual		$ 1,000.00	$ 1,011.10	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Limited Term Municipal Income	.49%
Actual		$ 1,000.00	$ 1,017.40	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,016.10	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	11.9	12.5
Illinois	10.2	10.9
California	9.3	12.4
Florida	8.0	7.8
Texas	7.2	7.6
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	35.5
Electric Utilities	12.8	12.9
Special Tax	11.3	11.1
Transportation	10.8	12.0
Health Care	8.4	8.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	2.7	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 8.2%	AAA 10.9%
AA,A 77.4%	AA,A 77.0%
BBB 5.9%	BBB 5.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 2.3%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 6.1%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
Arizona - 3.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,058
5% 10/1/16 (FSA Insured)	13,000	14,252
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	6,470	6,523
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,016
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,616
Series 2008, 5.5% 9/1/16	1,385	1,531
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,169
5% 10/1/20	5,180	6,114
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	948
1% 7/1/20 (a)	1,360	1,427
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,656
5% 7/1/18	5,200	5,446
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,114
Series 2009 B, 5% 7/1/16	5,090	5,559
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.48%, tender 8/1/14 (c)(f)	3,800	3,800
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,572
5% 12/1/22	2,470	2,883
5% 12/1/23	3,425	4,001
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,778
Series 2012 A:
5% 7/1/18	825	950
5% 7/1/19	1,550	1,808
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,308
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011: - continued
5% 7/1/17	$ 3,315	$ 3,620
5% 7/1/18	3,365	3,740
		112,154
California - 9.3%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,116
Series 2013 A, 5% 10/1/22	2,190	2,614
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,000
Series 2009 A:
5% 7/1/15	3,660	3,674
5.25% 7/1/14	1,780	1,780
5.25% 7/1/14 (Escrowed to Maturity)	520	520
California Gen. Oblig.:
5% 9/1/18	7,500	8,720
5% 9/1/19	20,000	23,627
5% 9/1/20	20,000	23,935
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,428
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,930	2,930
Series 2009 F, 5%, tender 7/1/14 (c)	5,200	5,200
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	4,000	4,031
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,353
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (c)	17,000	16,996
0.34%, tender 4/1/16 (c)	30,000	29,993
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,026
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,194
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,168
5% 10/1/19	1,490	1,767
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	$ 1,250	$ 1,498
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,496
5% 10/1/19	5,000	5,874
5% 10/1/20	2,525	2,998
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,187
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,824
Series 2009 J, 5% 11/1/17	2,300	2,613
Series 2010 A:
5% 3/1/16	2,000	2,156
5% 3/1/17	5,405	6,020
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (c)	4,000	4,487
Series 2009 E2, 5%, tender 5/1/17 (c)	2,000	2,240
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.471%, tender 12/12/15 (c)	12,500	12,512
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,928
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,348
5% 7/1/19	4,400	5,222
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,637
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,490
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,680
5% 3/1/19	2,935	3,386
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,242
5% 12/1/17	9,790	11,157
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (c)	18,000	18,001
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,403
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,120
5% 7/1/15	2,170	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,077
5% 7/1/18	2,000	2,310
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,161
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (f)	2,500	2,931
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	7,115	7,100
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured) (b)	1,350	1,617
5% 9/1/24 (FSA Insured) (b)	2,300	2,760
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,878
5% 6/1/17	3,700	4,076
5% 6/1/18	6,470	7,267
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,854
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,989
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,864
5% 8/1/18	8,000	8,859
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,143
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/15	1,845	1,922
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,625
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,180
		354,479
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23 (b)	$ 3,860	$ 4,526
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	562
		9,487
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(f)	4,300	4,333
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	10,755
Series 2012 C, 5% 6/1/21	23,420	27,917
Series 2012 D, 0.35% 9/15/15 (c)	6,000	6,000
Series 2013 A:
0.2% 3/1/15 (c)	2,800	2,800
0.29% 3/1/16 (c)	1,100	1,101
0.4% 3/1/17 (c)	1,400	1,404
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (c)	2,925	2,981
Series D, 4% 7/1/14	1,000	1,000
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,960	8,618
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,472
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	6,969
5% 8/1/15	1,000	1,048
		81,398
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,870
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,578
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,350
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,000
		15,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	$ 4,000	$ 4,071
5% 12/1/15	4,395	4,643
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,173
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,755
Series 2012 A:
5% 7/1/19	7,000	8,178
5% 7/1/20	15,070	17,789
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,606
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,142
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,040
Series 2011:
4% 12/1/16	1,265	1,354
5% 12/1/17	1,685	1,886
5% 12/1/18	685	774
5% 12/1/19	1,820	2,064
5% 12/1/20	1,000	1,140
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,370
5% 10/1/16	1,530	1,665
5% 10/1/17	1,455	1,617
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,780
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,189
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	4,282
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,501
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	747
5% 2/1/18	1,790	1,934
5% 2/1/19	1,450	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A: - continued
5% 2/1/20	$ 2,025	$ 2,216
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	20,970
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,276
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,004
5% 10/1/20	1,000	1,186
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,500
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,048
5% 9/1/17	1,000	1,106
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,266
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	785
5.25% 10/1/15	3,525	3,742
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,449
5% 10/1/20	2,000	2,331
5% 10/1/21	2,000	2,353
5% 10/1/22	1,000	1,184
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,140
5% 11/15/22	485	554
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,300
5% 7/1/20	1,000	1,153
5% 7/1/21	2,000	2,325
5% 7/1/22	2,000	2,329
5% 7/1/23	2,000	2,299
Series 2014 A, 5% 7/1/24	625	738
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,024
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	$ 4,000	$ 4,048
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,336
5% 10/1/16	1,325	1,448
Series 2009, 5.25% 10/1/19	1,245	1,449
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,935
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,496
Series 2012, 5% 7/1/19	1,000	1,168
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,707
Series 2010 C, 5% 10/1/17	1,895	2,157
Series 2011 B:
5% 10/1/18	2,250	2,621
5% 10/1/19	2,325	2,748
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/19	4,000	4,479
4% 8/1/21	4,040	4,503
5% 8/1/19	3,000	3,505
5% 8/1/21	4,000	4,719
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,448
5% 10/1/19	1,100	1,290
5% 10/1/20	1,000	1,182
5% 10/1/21	1,000	1,188
5% 10/1/22	1,000	1,192
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (f)	4,465	4,991
5% 10/1/19 (f)	2,025	2,311
5% 10/1/18 (f)	2,745	3,114
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,469
Series 2011, 5% 10/1/19	5,590	6,604
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	$ 2,500	$ 2,759
5% 11/15/17	1,500	1,705
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,027
5% 10/1/15 (FSA Insured) (f)	2,920	3,087
5% 10/1/16 (FSA Insured) (f)	6,000	6,581
5% 10/1/17 (FSA Insured) (f)	5,000	5,610
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,104
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,273
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	345
5% 8/1/19	310	362
		303,883
Georgia - 3.4%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,180
5% 1/1/23	1,000	1,179
5% 1/1/24	1,150	1,363
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	12,500	12,567
2.2%, tender 4/2/19 (c)	9,700	9,831
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,609
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,644
5% 1/1/20	4,000	4,731
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,315
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,840
Series 2008 D:
5.75% 1/1/19	14,890	17,404
5.75% 1/1/20	3,555	4,172
Series B, 5% 1/1/17	2,750	3,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG:
5% 1/1/16	$ 680	$ 727
5% 1/1/20	675	791
5% 1/1/21	1,670	1,969
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,834
(Gas Portfolio lll Proj.) Series 2014 U:
5% 10/1/19	1,500	1,758
5% 10/1/22	1,000	1,189
(Gas Portfolio lll Proj.) Series 2014 U, 5% 10/1/23	2,420	2,881
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	13,800	13,801
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	17,900	17,900
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	1,040	1,064
5% 1/1/16	2,415	2,580
5% 1/1/18	1,530	1,644
		131,020
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (f)	3,900	4,083
Series 2011, 5% 7/1/19 (f)	4,000	4,539
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,150
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (f)	1,400	1,584
5% 8/1/20 (f)	3,050	3,466
5% 8/1/21 (f)	550	626
5% 8/1/22 (f)	2,075	2,352
5% 8/1/23 (f)	1,435	1,619
		21,419
Illinois - 9.5%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,727
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,607
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 6,945
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,800
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,820
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,651
Series 2009 A, 5% 1/1/22	2,500	2,745
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,111
Series 2012 C, 5% 1/1/23	885	986
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,671
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,333
4.5% 1/1/20	1,150	1,253
5% 1/1/21	1,500	1,671
5% 1/1/21	4,875	5,431
5% 1/1/23	1,000	1,127
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,120
Series 2014 B:
5% 1/1/20	625	727
5% 1/1/21	400	467
5% 1/1/23	2,500	2,919
5% 1/1/22	5,000	5,849
5% 1/1/23	5,900	6,890
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	284
5% 1/1/20	300	342
5% 1/1/21	400	457
5% 1/1/22	300	340
5% 1/1/23	535	605
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,107
Series 2010 E:
5% 1/1/15 (f)	4,000	4,092
5% 1/1/16 (f)	1,500	1,599
Series 2011 B, 5% 1/1/18	6,500	7,367
Series 2012 A, 5% 1/1/21	1,400	1,648
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B, 5% 1/1/21 (f)	$ 4,605	$ 5,273
Series 2013 B, 5% 1/1/22	4,000	4,724
Series 2013 D, 5% 1/1/22	3,220	3,803
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17 (b)	1,050	1,118
4% 1/1/18 (b)	2,255	2,434
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,835
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,269
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	460
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,488
5% 1/1/23	1,200	1,360
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,668
Series 2010 A, 5.25% 11/15/22	4,960	5,676
Series 2011 A, 5.25% 11/15/22	1,000	1,165
Series 2012 C:
5% 11/15/19	3,200	3,707
5% 11/15/20	7,210	8,375
5% 11/15/21	4,970	5,801
5% 11/15/22	1,250	1,453
Series 2014 A:
5% 11/15/20	1,000	1,152
5% 11/15/21	500	584
5% 11/15/22	1,000	1,162
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,762
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,693
Series 2010, 2.125%, tender 7/1/14 (c)	12,500	12,500
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,310
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	570
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	$ 2,060	$ 2,218
5% 5/15/17	3,520	3,933
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,010
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,239
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,843
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/16/15 (c)	4,000	4,000
Series 2012 A, 5% 5/15/23	1,300	1,422
Series 2012:
5% 9/1/18	1,160	1,292
5% 9/1/19	1,115	1,253
5% 9/1/20	1,470	1,658
5% 9/1/21	1,645	1,852
5% 9/1/22	3,530	3,980
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,577
Series 2004, 5% 11/1/16	11,000	12,044
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,290
Series 2007 A, 5.5% 6/1/15	1,000	1,047
Series 2007 B, 5% 1/1/17	9,835	10,763
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,467
5% 1/1/21 (FSA Insured)	1,600	1,785
Series 2012:
5% 3/1/19	5,500	6,186
5% 8/1/19	2,660	3,005
5% 8/1/20	6,900	7,788
5% 8/1/21	1,400	1,578
5% 8/1/22	5,800	6,498
Series 2013, 5% 7/1/22	1,265	1,418
Series 2014, 5% 2/1/22	3,000	3,361
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,322
5% 5/15/16 (FSA Insured)	2,325	2,480
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	$ 5,000	$ 5,397
4.5% 6/15/17	6,075	6,714
Series 2010, 5% 6/15/15	8,800	9,204
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/20	6,000	6,126
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,255
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	577
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,505
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	874
0% 11/1/16 (Escrowed to Maturity)	740	733
0% 11/1/16 (FSA Insured)	2,235	2,188
		361,960
Indiana - 2.6%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 9/2/14 (c)(f)	9,000	9,000
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A, 5% 5/1/15	6,420	6,671
Series 2013:
5% 8/15/22	700	816
5% 8/15/23	1,000	1,169
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,275
5% 12/1/15	2,135	2,278
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,413
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,500
Series 2010 A, 5% 2/1/17	2,800	3,115
Series 2012:
5% 3/1/20	650	741
5% 3/1/21	1,225	1,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	$ 4,000	$ 4,326
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,200	2,245
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,694
5% 1/1/20	1,250	1,456
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	975
5% 10/1/22	1,600	1,927
Series 2014 A:
5% 10/1/20 (b)	375	443
5% 10/1/21 (b)	380	452
5% 10/1/22 (b)	675	803
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	539
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (c)	10,000	10,001
Series 2010 B:
5% 10/1/16	5,000	5,445
5% 10/1/17	5,000	5,591
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,101
4% 1/15/20	1,345	1,482
4% 1/15/21	1,250	1,374
5% 7/15/19	1,680	1,939
5% 7/15/20	1,170	1,365
5% 7/15/21	1,000	1,164
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	548
5% 7/1/15	315	330
5% 7/1/16	500	546
Series Z-1:
5% 7/1/16	1,215	1,328
5% 7/1/17	1,000	1,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1: - continued
5% 7/1/18	$ 1,500	$ 1,732
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (c)	8,500	8,500
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,008
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,058
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,260
		100,139
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,827
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	585
5% 11/15/15	625	666
5% 11/15/16	875	967
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,062
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,035
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,447
5% 11/15/15 (Escrowed to Maturity)	6,245	6,652
5% 11/15/16 (Escrowed to Maturity)	5,410	6,000
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,635
5% 11/15/20 (Escrowed to Maturity)	2,745	3,313
		28,362
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,524
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,192
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (c)	$ 2,600	$ 2,593
1.6%, tender 6/1/17 (c)	8,000	8,082
(Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (c)	6,000	6,104
		25,308
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.576%, tender 5/1/17 (c)	25,000	25,127
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,158
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,056
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,766
5% 7/1/22	1,000	1,182
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,131
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,070
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,110
		42,600
Maryland - 1.6%
Maryland Gen. Oblig. Series 2008 2, 5% 7/15/22	5,500	6,346
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,500
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,318
Series 2012 D, 0.931%, tender 11/15/17 (c)	14,000	14,186
Series 2013 A:
0.681%, tender 5/15/18 (c)	4,800	4,843
0.701%, tender 5/15/18 (c)	7,100	7,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,787
Series 2011 A, 5% 7/1/20	16,000	18,888
		59,036
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,786
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,688
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,685
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,557
4% 7/1/16	1,000	1,069
Series Q2:
4% 7/1/15	1,170	1,215
4% 7/1/16	1,000	1,069
5% 7/1/14	1,080	1,080
5% 7/1/17	1,370	1,537
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,373
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	5,900	5,891
4.5% 11/15/18	5,500	5,520
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (f)	4,725	5,321
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,358
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,935
		65,084
Michigan - 2.7%
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,228
5% 5/1/20	2,000	2,263
5% 5/1/21	1,810	2,057
Detroit Swr. Disp. Rev. Series 2006 D, 0.753% 7/1/32 (c)	4,070	3,225
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,420
5% 5/1/20	2,635	3,095
5% 5/1/21	2,150	2,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Blanc Cmnty. Schools Series 2013: - continued
5% 5/1/22	$ 1,850	$ 2,178
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,429
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,441
5% 11/15/19	1,000	1,163
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,127
Series 2012 A:
5% 6/1/16	2,290	2,443
5% 6/1/17	1,410	1,543
5% 6/1/18	2,430	2,707
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F3, 1.4%, tender 6/29/18 (c)	1,900	1,903
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,845
5% 10/1/15	3,250	3,426
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/15	1,845	1,914
5% 5/1/16	1,865	1,996
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,174
Series 2014 D:
5% 9/1/21	1,500	1,757
5% 9/1/23	500	587
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,682
5% 11/1/19	2,775	3,263
5% 5/1/20	3,630	4,281
5% 11/1/20	1,745	2,072
5% 5/1/21	4,110	4,882
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	30,870	30,876
Wayne County Arpt. Auth. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (f)	1,500	1,529
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	$ 2,135	$ 2,172
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,486
		103,149
Minnesota - 0.2%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,369
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	602
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,023
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,069
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22 (b)	1,000	1,199
5% 1/1/23 (b)	1,500	1,804
5% 1/1/24 (b)	1,000	1,206
		8,272
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (c)	12,400	12,288
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	3,500	3,503
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,992
		19,783
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,600
5% 7/1/18	765	865
		3,465
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,229
Series C:
4% 1/1/15	2,360	2,405
4% 1/1/16	2,195	2,318
		5,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	$ 2,905	$ 2,905
5% 7/1/15	3,500	3,670
Series 2013 C1, 2.5% 7/1/15 (f)	12,400	12,676
Series 2013 C2, 2% 7/1/14	8,700	8,700
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,359
Series 2012 A, 5% 6/15/19	24,610	28,756
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,017
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,245
Series 2012 B, 5% 8/1/20	2,230	2,655
Series 2013 D1:
5% 3/1/22	11,250	13,521
5% 3/1/23	4,500	5,441
5% 3/1/24	2,700	3,195
		121,140
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,818
4% 7/1/21	1,520	1,578
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,316
5% 2/1/18	2,500	2,832
		10,544
New Jersey - 5.2%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	783
Series 2009 A:
5% 6/15/15	11,285	11,777
5% 6/15/16	6,500	7,047
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K:
5.25% 12/15/14 (Escrowed to Maturity)	1,790	1,831
5.5% 12/15/19	8,030	9,456
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	$ 6,350	$ 6,553
Series 2008 W, 5% 3/1/15 (Escrowed to Maturity)	10,400	10,733
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,580
Series 2011 EE, 5% 9/1/20	5,000	5,781
Series 2012 G, 0.64% 2/1/15 (c)	7,800	7,803
Series 2012 II, 5% 3/1/21	6,800	7,841
Series 2012, 5% 6/15/18	10,600	12,026
Series 2014 PP, 5% 6/15/19	15,000	17,194
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,754
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,795
Series 2013:
5% 12/1/18 (f)	6,000	6,813
5% 12/1/19 (f)	3,850	4,370
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (c)	15,400	15,414
Series 2013 D, 0.59%, tender 1/1/16 (c)	5,000	5,002
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,556
Series 2013 A, 5% 1/1/24	4,345	5,069
Series 2013 C, 0.54% 1/1/17 (c)	16,000	16,006
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,598
Series 2003 B. 5.25% 12/15/19	5,500	6,422
Series 2013 A, 5% 6/15/20	18,000	20,785
		198,989
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,498
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,529
Series 2010 A1:
4% 12/1/15	3,700	3,893
4% 12/1/16	6,750	7,282
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,970
		46,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 11.4%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	$ 1,100	$ 1,240
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	727
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,202
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,707
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,761
Series B, 5% 8/1/14	10,000	10,041
Series J8, 0.44% 8/1/21 (c)	7,500	7,502
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,537
Series 2010 B:
5% 11/1/17	15,225	17,364
5% 11/1/17 (Escrowed to Maturity)	14,775	16,845
5% 11/1/20	5,950	6,996
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	947
5% 11/1/17	10,115	11,536
Series 2012 A:
5% 11/1/17	7,000	7,983
5% 11/1/20	4,500	5,363
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,702
Series 2012 A, 4% 5/15/20	8,000	8,938
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,137
Series 2009 D, 5% 6/15/15	16,075	16,818
Series 2012 A, 5% 12/15/20	8,500	10,161
Series A:
5% 2/15/15	8,775	9,039
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D, 5% 8/15/14	7,755	7,801
Series 2009 A1, 5% 2/15/15	9,000	9,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	$ 3,700	$ 3,700
Series 2008 B, 5% 7/1/15	30,000	31,442
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,952
Series 2009 A:
5% 7/1/15	12,850	13,456
5% 7/1/16	8,390	9,149
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,292
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	6,000	6,000
Series B:
5% 11/15/14	1,350	1,374
5% 11/15/15	2,325	2,476
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.521%, tender 11/1/14 (c)	6,800	6,801
Series 2012 G2, 0.631%, tender 11/1/15 (c)	13,300	13,330
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,184
Series 2008 B2:
5% 11/15/19	6,185	7,276
5% 11/15/20	5,500	6,507
5% 11/15/21	4,000	4,764
Series 2010 B2, 4% 11/15/14	2,830	2,870
Series 2012 B, 5% 11/15/22	2,000	2,382
Series 2012 D, 5% 11/15/18	2,515	2,920
Series 2012 E:
4% 11/15/19	4,000	4,501
5% 11/15/21	2,435	2,900
Series 2012 F, 5% 11/15/19	5,000	5,882
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,702
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,118
Series 2011 A1:
5% 4/1/17	1,500	1,676
5% 4/1/18	3,500	4,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	$ 17,000	$ 18,909
Series 2011 A, 5% 3/15/21	18,425	21,964
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,746
Series 2013 B, 5% 6/1/21	3,400	3,685
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,089
		432,676
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,092
4% 6/1/18	1,280	1,420
4% 6/1/20	1,000	1,125
5% 6/1/19	1,305	1,522
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,333
5% 3/1/18	1,500	1,716
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,668
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,093
5% 1/1/16	6,035	6,449
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,289
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,565
5% 6/1/16	1,000	1,083
5% 6/1/17	3,220	3,596
5% 6/1/18	3,820	4,354
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,772
Series 2008 A, 5.25% 1/1/20	2,000	2,266
Series 2012 A, 5% 1/1/18	18,705	21,227
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.551%, tender 12/1/15 (c)	11,500	11,519
		76,089
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,825	$ 1,921
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,224
5% 6/1/17	3,500	3,814
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,153
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,080
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,395
5% 6/15/23	1,855	2,067
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	792
5% 6/1/16 (FSA Insured)	1,105	1,173
5% 6/1/17 (FSA Insured)	1,160	1,254
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	13,300	14,046
Series 2009 C, 5.625% 6/1/18	1,395	1,560
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,892
Series 2010 C:
4% 10/1/15	3,200	3,351
5% 10/1/16	1,250	1,376
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,805
Series 2010 A, 5% 10/1/15	1,185	1,256
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,952
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,721
Series 2011 A, 5% 8/1/17	3,070	3,472
Series 2012 C, 5% 9/15/21	4,350	5,250
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	$ 500	$ 512
5% 1/15/17	1,000	1,093
Series 2013 A2, 0.26% 1/1/15 (c)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,232
5% 12/1/16 (Escrowed to Maturity)	280	311
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,103
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	10,225	11,058
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,314
		97,734
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,670
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,998
Series 2004 A, 2.375% 12/1/21	1,350	1,350
Series 2012, 5% 2/15/21	1,600	1,876
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,113
		14,007
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,503
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	2,500	2,583
5% 3/15/16	1,750	1,884
		6,970
Pennsylvania - 5.5%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (f)	1,000	1,023
5% 1/1/16 (FSA Insured) (f)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	$ 1,385	$ 1,444
5% 8/15/14	1,955	1,967
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(FirstEnergy Generation Proj.) Series 2006 A, 3.5%, tender 6/1/20 (c)	5,250	5,307
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,041
(FirstEnergy Nuclear Generation Proj.) Series 2006 B, 3.5%, tender 6/1/20 (c)	6,000	6,065
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,608
5% 7/1/22	5,200	5,662
5% 1/1/23	3,000	3,195
5% 7/1/23	1,650	1,725
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,059
5% 7/1/17	1,255	1,346
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,442
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,724
5% 3/1/19	2,310	2,596
5% 3/1/20	2,140	2,421
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 8/1/14 (c)(f)	8,900	8,900
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,276
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19 (b)	340	402
5% 12/1/21 (b)	275	331
5% 12/1/22 (b)	855	1,036
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,095
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2013 A, 0.66% 12/1/17 (c)	$ 6,400	$ 6,430
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,188
Eighth Series A, 5% 8/1/16	1,000	1,084
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,090
5.375% 7/1/16 (FSA Insured)	2,300	2,489
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,487
5% 12/15/15 (FSA Insured)	5,000	5,336
5% 12/15/16 (FSA Insured)	7,275	8,020
Series 2011:
5.25% 8/1/17	6,165	6,937
5.25% 8/1/18	5,515	6,330
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,453
5% 11/15/18	3,430	3,897
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,740
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,681
5% 6/15/16	6,000	6,532
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,706
5% 2/1/16 (FSA Insured)	5,620	6,015
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,648
Series 2010 A:
4% 9/1/15	1,405	1,467
4% 9/1/15 (Escrowed to Maturity)	45	47
5% 9/1/16 (FSA Insured)	1,685	1,836
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,775
5% 11/15/15	2,420	2,579
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011: - continued
5% 6/1/19	$ 200	$ 229
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,466
5% 4/1/20	1,250	1,413
5% 4/1/21	1,000	1,138
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,399
		210,471
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,213
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,093
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,169
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,120
5% 5/15/19	1,500	1,697
		12,079
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,377
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,276
5% 12/1/20	1,000	1,182
Series 2012 C, 5% 12/1/17	10,535	11,990
		16,825
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	630
5% 9/1/15	680	717
5% 9/1/16	500	543
5% 9/1/17	490	547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Health & Edl. Facilities Auth. Rev.: - continued
Series 2011:
5% 9/1/17	$ 1,100	$ 1,229
5% 9/1/18	1,200	1,357
5% 9/1/19	1,255	1,424
		6,447
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,211
5% 1/1/20	2,500	2,905
5% 1/1/21	2,500	2,928
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,100
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,870
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,970
5% 7/1/17	1,100	1,229
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,297
		21,510
Texas - 7.2%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,717
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,064
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,244
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,641
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,398
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,807
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,170
Corpus Christi Independent School District 4% 8/15/14	10,140	10,188
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A: - continued
5% 11/1/15	$ 5,000	$ 5,311
Series 2013 F:
5% 11/1/19	2,000	2,344
5% 11/1/20	1,500	1,771
5% 11/1/21	3,000	3,559
5% 11/1/22	5,000	5,938
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,864
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,974
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,475
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.36% 6/1/15 (c)	1,465	1,466
0.46% 6/1/16 (c)	1,590	1,594
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,018
5% 11/15/16	500	546
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,081
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	10,470	10,475
Series 2012 A, 0.49% 8/15/15 (c)	1,300	1,301
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (f)	7,380	8,256
Series 2012 A, 5% 7/1/23 (f)	2,000	2,299
Series A:
5% 7/1/15	2,070	2,168
5% 7/1/16	1,080	1,178
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,469
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	9,200	9,204
5% 5/15/22	5,000	5,998
5% 5/15/23	7,000	8,464
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,397
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,863
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,320
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	$ 2,500	$ 2,509
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,146
5% 5/15/15	2,120	2,207
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,551
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,588
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,138
5% 7/1/18	3,030	3,469
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,991
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,739
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (c)	8,500	8,529
Northside Independent School District Bonds:
1%, tender 6/1/16 (c)	20,000	20,228
1.2%, tender 8/1/17 (c)	30,000	30,154
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,162
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (c)	8,370	8,428
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,173
5% 9/15/21	1,000	1,183
5% 9/15/22	3,440	4,057
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,691
5% 5/15/20	6,000	7,142
5% 5/15/21	5,000	5,986
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,282
5% 2/15/15 (Escrowed to Maturity)	280	288
5% 2/15/16	2,000	2,154
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	$ 750	$ 885
5% 8/15/23	1,000	1,177
Series 2013:
4% 9/1/18	400	433
5% 9/1/19	655	740
5% 9/1/20	915	1,034
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	3,840	4,192
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,005
5% 9/1/15	835	877
5% 9/1/16	750	821
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,284
4% 7/1/18	2,200	2,319
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	6,300	6,323
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,445
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,217
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,186
		273,213
Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,211
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,339
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,254
Virginia - 0.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	655
5% 7/15/21	400	454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	$ 2,340	$ 2,662
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (c)	2,500	2,514
		6,285
Washington - 2.7%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,303
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,622
5% 1/1/21	1,865	2,219
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,031
5% 12/1/17	2,950	3,354
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,752
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (f)	2,000	2,142
5% 2/1/17 (f)	2,500	2,754
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,226
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,826
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,620
4% 1/1/21	2,000	2,252
5% 1/1/20	3,000	3,538
5% 1/1/21	1,770	2,106
Washington Gen. Oblig.:
Series 2012 AR, 5% 7/1/18	5,000	5,781
Series 2015 AR, 5% 7/1/18	18,720	21,646
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,012
		104,184
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (c)(f)	7,000	7,104
Wisconsin - 0.4%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (f)	1,720	1,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/20 (f)	$ 1,330	$ 1,563
5% 12/1/22 (f)	1,470	1,724
5.25% 12/1/23 (f)	1,540	1,831
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,268
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,659
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,180
5% 12/15/16	1,440	1,583
5% 12/15/17	1,540	1,736
Series 2012, 5% 10/1/21	1,400	1,654
		16,020
TOTAL MUNICIPAL BONDS (Cost $3,453,386)		3,547,972
Municipal Notes - 2.2%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	6,745	6,774
Illinois - 0.7%
Chicago Gen. Oblig. Series 2003 B2, 0.42% 7/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,700	24,700
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 7/7/14, VRDN (c)	32,000	32,000
New York - 0.5%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,774
TOTAL MUNICIPAL NOTES (Cost $81,244)		81,248
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.06% (d)(e) (Cost $42,500)	42,500,000	$ 42,500
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $3,577,130)		3,671,720
NET OTHER ASSETS (LIABILITIES) - 3.4%		130,618
NET ASSETS - 100%		$ 3,802,338
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,629,220	$ -	$ 3,629,220	$ -
Money Market Funds	42,500	42,500	-	-
Total Investments in Securities:	$ 3,671,720	$ 42,500	$ 3,629,220	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.8%
Electric Utilities	12.8%
Special Tax	11.3%
Transportation	10.8%
Health Care	8.4%
Others (Individually Less Than 5%)*	20.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,534,630)	$ 3,629,220
Fidelity Central Funds (cost $42,500)	42,500
Total Investments (cost $3,577,130)		$ 3,671,720
Cash		168,160
Receivable for fund shares sold		5,712
Interest receivable		37,315
Distributions receivable from Fidelity Central Funds		1
Other receivables		18
Total assets		3,882,926

Liabilities
Payable for investments purchased Regular delivery	$ 50,992
Delayed delivery	20,101
Payable for fund shares redeemed	5,713
Distributions payable	1,331
Accrued management fee	1,142
Distribution and service plan fees payable	126
Other affiliated payables	1,150
Other payables and accrued expenses	33
Total liabilities		80,588

Net Assets		$ 3,802,338
Net Assets consist of:
Paid in capital		$ 3,703,467
Undistributed net investment income		47
Accumulated undistributed net realized gain (loss) on investments		4,234
Net unrealized appreciation (depreciation) on investments		94,590
Net Assets		$ 3,802,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($317,269.1 ÷ 29,501.988 shares)	$ 10.75

Maximum offering price per share (100/97.25 of $10.75)	$ 11.05
Class T: Net Asset Value and redemption price per share ($22,929.6 ÷ 2,136.034 shares)	$ 10.73

Maximum offering price per share (100/97.25 of $10.73)	$ 11.03
Class B: Net Asset Value and offering price per share ($420.5 ÷ 39.119 shares)A	$ 10.75

Class C: Net Asset Value and offering price per share ($65,968.3 ÷ 6,145.859 shares)A	$ 10.73

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,188,890.6 ÷ 297,045.517 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,859.8 ÷ 19,258.531 shares)	$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 42,733
Income from Fidelity Central Funds		1
Total income		42,734

Expenses
Management fee	$ 6,864
Transfer agent fees	1,983
Distribution and service plan fees	766
Accounting fees and expenses	305
Custodian fees and expenses	25
Independent trustees' compensation	7
Registration fees	113
Audit	29
Legal	4
Miscellaneous	18
Total expenses before reductions	10,114
Expense reductions	(24)	10,090
Net investment income (loss)		32,644
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,910
Change in net unrealized appreciation (depreciation) on investment securities		24,851
Net gain (loss)		29,761
Net increase (decrease) in net assets resulting from operations		$ 62,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,644	$ 71,632
Net realized gain (loss)	4,910	5,964
Change in net unrealized appreciation (depreciation)	24,851	(76,421)
Net increase (decrease) in net assets resulting from operations	62,405	1,175
Distributions to shareholders from net investment income	(32,647)	(71,638)
Distributions to shareholders from net realized gain	(3,537)	(3,714)
Total distributions	(36,184)	(75,352)
Share transactions - net increase (decrease)	(12,176)	(480,013)
Redemption fees	12	46
Total increase (decrease) in net assets	14,057	(554,144)

Net Assets
Beginning of period	3,788,281	4,342,425
End of period (including undistributed net investment income of $47 and undistributed net investment income of $50, respectively)	$ 3,802,338	$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) E	.078	.158	.164	.198	.209	.254
Net realized and unrealized gain (loss)	.080	(.170)	.034	.225	(.016)	.294
Total from investment operations	.158	(.012)	.198	.423	.193	.548
Distributions from net investment income	(.078)	(.158)	(.156)	(.205)	(.209)	(.258)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.088)	(.168)	(.168)	(.213)	(.213)	(.258)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.75	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Total Return B, C, D	1.49%	(.11)%	1.84%	4.03%	1.81%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.78%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.80% A	.78%	.79%	.77%	.78%	.78%
Expenses net of all reductions	.80% A	.78%	.78%	.77%	.77%	.78%
Net investment income (loss)	1.47% A	1.47%	1.51%	1.85%	1.95%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 317	$ 318	$ 394	$ 336	$ 200	$ 169
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) E	.080	.162	.166	.199	.211	.255
Net realized and unrealized gain (loss)	.080	(.180)	.044	.226	(.026)	.294
Total from investment operations	.160	(.018)	.210	.425	.185	.549
Distributions from net investment income	(.080)	(.162)	(.158)	(.207)	(.211)	(.259)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.090)	(.172)	(.170)	(.215)	(.215)	(.259)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return B, C, D	1.51%	(.17)%	1.95%	4.05%	1.74%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.75%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.76% A	.75%	.76%	.76%	.75%	.77%
Net investment income (loss)	1.51% A	1.50%	1.52%	1.86%	1.97%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 25	$ 26	$ 24	$ 23
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) E	.044	.089	.093	.128	.139	.186
Net realized and unrealized gain (loss)	.090	(.180)	.045	.226	(.026)	.293
Total from investment operations	.134	(.091)	.138	.354	.113	.479
Distributions from net investment income	(.044)	(.089)	(.086)	(.136)	(.139)	(.189)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.054)	(.099)	(.098)	(.144)	(.143)	(.189)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.75	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Total Return B, C, D	1.26%	(.84)%	1.27%	3.36%	1.06%	4.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.43%	1.44%	1.43%	1.44%	1.46%
Expenses net of fee waivers, if any	1.44% A	1.43%	1.44%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.44% A	1.43%	1.43%	1.42%	1.42%	1.43%
Net investment income (loss)	.83% A	.82%	.85%	1.19%	1.30%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.038	.077	.082	.117	.129	.175
Net realized and unrealized gain (loss)	.080	(.169)	.035	.226	(.026)	.303
Total from investment operations	.118	(.092)	.117	.343	.103	.478
Distributions from net investment income	(.038)	(.078)	(.075)	(.125)	(.129)	(.178)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.048)	(.088)	(.087)	(.133)	(.133)	(.178)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Total Return B, C, D	1.11%	(.86)%	1.08%	3.25%	.96%	4.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55%A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.55% A	1.53%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	.72% A	.72%	.76%	1.09%	1.20%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 71	$ 92	$ 79	$ 77	$ 56
Portfolio turnover rate G	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.095	.191	.197	.228	.240	.284
Net realized and unrealized gain (loss)	.090	(.180)	.045	.227	(.026)	.293
Total from investment operations	.185	.011	.242	.455	.214	.577
Distributions from net investment income	(.095)	(.191)	(.190)	(.237)	(.240)	(.287)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.105)	(.201)	(.202)	(.245)	(.244)	(.287)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return B, C	1.74%	.10%	2.25%	4.34%	2.02%	5.64%
Ratios to Average Net Assets E, G
Expenses before reductions	.49% A	.48%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.49% A	.48%	.47%	.48%	.48%	.50%
Net investment income (loss)	1.78% A	1.78%	1.81%	2.14%	2.24%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 3,189	$ 3,168	$ 3,624	$ 3,523	$ 3,456	$ 3,153
Portfolio turnover rate F	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) D	.091	.184	.191	.224	.235	.281
Net realized and unrealized gain (loss)	.080	(.169)	.045	.216	(.015)	.293
Total from investment operations	.171	.015	.236	.440	.220	.574
Distributions from net investment income	(.091)	(.185)	(.184)	(.232)	(.236)	(.284)
Distributions from net realized gain	(.010)	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.101)	(.195)	(.196)	(.240)	(.240)	(.284)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Total Return B, C	1.61%	.14%	2.19%	4.19%	2.07%	5.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.54%	.54%	.52%	.53%	.55%
Expenses net of fee waivers, if any	.55% A	.54%	.54%	.52%	.53%	.53%
Expenses net of all reductions	.55% A	.54%	.53%	.52%	.52%	.53%
Net investment income (loss)	1.72% A	1.71%	1.76%	2.09%	2.20%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 207	$ 206	$ 152	$ 142	$ 92
Portfolio turnover rate F	16% A	20%	21%	22%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,330
Gross unrealized depreciation	(5,752)
Net unrealized appreciation (depreciation) on securities and other investments	$ 94,578

Tax cost	$ 3,577,142

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,110 and $399,883, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 394	$ 18
Class T	- %	.25%	29	-*
Class B	.65%	.25%	2	2
Class C	.75%	.25%	341	43
			$ 766	$ 63

* Amount represents four hundred ten dollars.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	1
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 241.15
Class T	13.11
Class B	-**	.14
Class C	52.16
Limited Term Municipal Income	1,513.10
Institutional Class	164.16
	$ 1,983

* Annualized

** Amount represents three hundred twenty-two dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $17 and $7, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 2,298	$ 5,745
Class T	175	389
Class B	2	7
Class C	243	585
Limited Term Municipal Income	28,171	61,526
Institutional Class	1,758	3,386
Total	$ 32,647	$ 71,638
From net realized gain
Class A	$ 291	$ 329
Class T	23	24
Class B	-*	1
Class C	65	71
Limited Term Municipal Income	2,962	3,097
Institutional Class	196	192
Total	$ 3,537	$ 3,714

* Amount represents four hundred fifty-three dollars.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	7,254	17,258	$ 77,933	$ 186,600
Reinvestment of distributions	204	453	2,195	4,871
Shares redeemed	(7,694)	(24,258)	(82,636)	(260,966)
Net increase (decrease)	(236)	(6,547)	$ (2,508)	$ (69,495)
Class T
Shares sold	399	1,844	$ 4,275	$ 19,947
Reinvestment of distributions	17	36	184	384
Shares redeemed	(560)	(1,872)	(5,999)	(20,208)
Net increase (decrease)	(144)	8	$ (1,540)	$ 123
Class B
Shares sold	-A	16	$ -C	$ 168
Reinvestment of distributions	-B	1	2	6
Shares redeemed	(11)	(69)	(116)	(740)
Net increase (decrease)	(11)	(52)	$ (114)	$ (566)
Class C
Shares sold	437	1,589	$ 4,677	$ 17,079
Reinvestment of distributions	23	49	250	522
Shares redeemed	(997)	(3,466)	(10,684)	(37,229)
Net increase (decrease)	(537)	(1,828)	$ (5,757)	$ (19,628)
Limited Term Municipal Income
Shares sold	38,430	84,688	$ 412,018	$ 911,728
Reinvestment of distributions	2,126	4,446	22,810	47,763
Shares redeemed	(40,643)	(126,146)	(435,716)	(1,354,126)
Net increase (decrease)	(87)	(37,012)	$ (888)	$ (394,635)
Institutional Class
Shares sold	4,569	12,901	$ 49,003	$ 138,587
Reinvestment of distributions	124	212	1,332	2,276
Shares redeemed	(4,821)	(12,706)	(51,704)	(136,675)
Net increase (decrease)	(128)	407	$ (1,369)	$ 4,188

A Amount represents nine shares.

B Amount represents two hundred six shares.

C Amount represents ninety-seven dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STM-USAN-0814
1.787790.111

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Michigan Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,055.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Michigan Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.0	38.8
Health Care	22.3	23.0
Water & Sewer	15.9	17.6
Education	5.6	6.1
Transportation	5.0	5.0
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	5.7	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.7	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 2.7%	AAA 1.5%
AA,A 88.1%	AA,A 82.8%
BBB 4.3%	BBB 12.6%
BB and Below 0.2%	BB and Below 1.6%
Not Rated 0.5%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,099,058
Series 2006 A, 5% 10/1/23	1,000,000	1,012,840
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	950,000	1,012,653
6.25% 10/1/34 (b)	1,000,000	1,111,880
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,379,203
		5,615,634
Michigan - 94.3%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,783,829
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,670,732
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,447,150
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,481,242
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,594,000	1,864,103
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,686,239
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,035,250
5% 5/1/17 (FSA Insured)	2,065,000	2,130,109
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,688,769
5% 6/1/25 (AMBAC Insured)	1,775,000	1,840,054
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,736,322
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,062,528
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,788,095
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,887,591
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	2,005,960
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,035,250
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,708,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit School District Series 2012 A, 5% 5/1/24	$ 5,000,000	$ 5,434,450
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,099,532
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,480,612
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	535,005
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,667,166
Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,099,387
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,730,000
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,400,801
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,956,300
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,250
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,063,350
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,021,460
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,038,380
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,865,352
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,933,577
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,975,700
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,081,900
5% 10/1/22 (FSA Insured)	1,000,000	1,078,320
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,715,091
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,130,620
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,296,736
5% 5/1/28 (FSA Insured)	1,250,000	1,320,875
5% 5/1/29 (FSA Insured)	1,275,000	1,344,934
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,530,000	$ 3,640,383
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,660,515
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Pre-Refunded to 10/1/14 @ 100)	1,255,000	1,269,872
5% 10/1/17 (Pre-Refunded to 10/1/14 @ 100)	1,320,000	1,335,642
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,093,803
5% 5/1/17 (FSA Insured)	1,615,000	1,671,380
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,435,231
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,279,614
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,401,734
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,554,605
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,269,397
5% 5/1/17 (FSA Insured)	1,230,000	1,268,782
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,283,934
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,302,570
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,439,230
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,755,225
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,468,710
5% 5/1/19 (FSA Insured)	1,315,000	1,505,096
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,096,600
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,083,880
Series 2008, 5% 1/1/38	3,320,000	3,560,401
Series 2012, 5% 1/1/37	1,250,000	1,389,663
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,254,600
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,138,640
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	539,935
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Valley Michigan State Univ. Rev.: - continued
Series 2008, 5% 12/1/33 (FSA Insured)	$ 5,000,000	$ 5,208,600
Series 2009, 5.625% 12/1/29	2,400,000	2,640,744
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,094,222
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,073,279
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	540,235
5.25% 5/1/21 (FSA Insured)	2,000,000	2,290,000
5.25% 5/1/24 (FSA Insured)	2,100,000	2,391,837
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,139,710
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,038,400
4% 5/1/24	1,220,000	1,312,000
4% 5/1/25	500,000	534,105
5% 5/1/20	1,000,000	1,161,240
5% 5/1/22	600,000	698,142
5.25% 5/1/41	1,750,000	1,892,503
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,014,308
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,345,670
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,412,313
5.25% 5/1/16 (FSA Insured)	1,500,000	1,632,345
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,220,214
6.25% 7/1/40	165,000	170,957
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,824,100
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,121,600
4% 5/1/22	1,000,000	1,120,360
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,395,414
Series 2012:
5% 5/1/22	1,500,000	1,774,260
5% 5/1/23	1,500,000	1,749,345
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	$ 5,000,000	$ 5,645,400
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,333,795
5% 5/1/25	1,540,000	1,788,356
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,534,275
5% 5/1/20 (FSA Insured)	1,425,000	1,620,083
5% 5/1/22 (FSA Insured)	1,395,000	1,581,512
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,511,619
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,796,850
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,317,760
Series IA:
5.375% 10/15/41	3,000,000	3,328,200
5.5% 10/15/45	10,000,000	11,025,300
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,323,575
5% 1/1/40	3,000,000	3,122,100
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,253,560
Series 2012 A:
4.125% 6/1/32	3,000,000	2,816,820
5% 6/1/39	12,290,000	12,289,500
Series 2012 B, 5% 7/1/22	2,600,000	2,831,348
Series 2012:
5% 11/15/24	660,000	740,909
5% 11/15/25	1,000,000	1,114,850
5% 11/1/26	5,000,000	5,424,650
5% 11/15/26	800,000	883,912
5% 11/15/36	6,200,000	6,524,198
5% 11/1/42	2,000,000	2,049,140
5% 11/15/42	4,500,000	4,690,260
Series 2013:
5% 8/15/30	4,105,000	4,396,414
5% 8/15/31	2,310,000	2,455,877
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,603,600
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	$ 1,000,000	$ 1,014,850
5% 11/15/17	1,000,000	1,089,130
Series 2009, 5.25% 11/15/24	3,000,000	3,357,420
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	6,890,000	7,656,444
Series 2012 A, 5% 6/1/24	2,765,000	3,155,999
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39	3,740,000	4,103,266
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,099,340
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	55,000	55,335
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	591,223
5% 11/15/18	1,725,000	1,881,458
5% 11/15/19	1,000,000	1,079,540
5% 11/15/20	2,000,000	2,146,360
5% 11/15/31	5,000,000	5,139,950
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,740,100
5% 12/1/26	3,725,000	4,052,912
Bonds Series 2010 F3, 1.4%, tender 6/29/18 (a)	5,000,000	5,007,750
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,188,322
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,569,901
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,592,195
Series 2005, 5% 10/1/23	385,000	445,965
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,958,540
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,011,974
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,765,702
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,154,056
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,347,430
Series 2011, 5% 11/15/36	2,000,000	2,224,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	$ 3,200,000	$ 3,264,096
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	459,778
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	535,457
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,791,224
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,403,107
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,215,199
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,585,375
5% 5/1/16 (FSA Insured)	1,475,000	1,529,619
5% 5/1/17 (FSA Insured)	3,675,000	3,733,396
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,329,050
5% 3/1/25	1,225,000	1,377,255
5% 3/1/26	1,290,000	1,441,033
5% 3/1/37	4,000,000	4,258,760
Series 2013 A:
5% 3/1/25	995,000	1,132,738
5% 3/1/26	1,620,000	1,831,135
5% 3/1/27	815,000	919,255
5% 3/1/38	2,900,000	3,108,162
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,137,502
5.25% 5/1/27 (FSA Insured)	1,135,000	1,269,804
Petoskey Pub. School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,218,710
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,108,580
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,108,820
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,069,902
5% 5/1/16 (FSA Insured)	1,025,000	1,062,956
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	$ 5,000,000	$ 5,664,500
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,849,196
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,207,629
5% 5/1/38 (FSA Insured)	1,000,000	1,048,140
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,535,848
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,716,030
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,296,180
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,504,032
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,444,280
Series 2014 D:
5% 9/1/26	1,000,000	1,137,840
5% 9/1/27	1,000,000	1,128,140
5% 9/1/28	1,500,000	1,681,725
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,204,650
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,688,064
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,134,173
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,096,480
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,168,200
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,895,775
Troy School District Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,930
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,070
Utica Cmnty. Schools Series 2007, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,760
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,850
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	$ 2,875,000	$ 3,206,746
5% 12/1/25	5,120,000	5,675,264
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,702,750
Series 2012 A:
5% 12/1/22	2,220,000	2,509,088
5% 12/1/23	2,300,000	2,579,680
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,967,706
5% 5/1/26	2,000,000	2,297,100
Series 2014 1:
5% 5/1/30	725,000	819,250
5% 5/1/32	500,000	559,245
5% 5/1/34	900,000	997,965
5% 5/1/35	250,000	276,345
Western Michigan Univ. Rev. Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,941,954
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,162,830
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,710
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,943,156
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,138,760
Zeeland Pub. Schools Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,110,702
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	176,224
		517,618,471
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,579,620
Series 2009 B, 5% 10/1/25	1,200,000	1,313,172
		2,892,792
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $503,183,772)	526,126,897
NET OTHER ASSETS (LIABILITIES) - 4.2%	23,172,699
NET ASSETS - 100%	$ 549,299,596
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.0%
Health Care	22.3%
Water & Sewer	15.9%
Education	5.6%
Transportation	5.0%
Others* (Individually Less Than 5%)	14.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $503,183,772)		$ 526,126,897
Cash		18,674,355
Receivable for fund shares sold		172,336
Interest receivable		5,640,488
Other receivables		1,693
Total assets		550,615,769

Liabilities
Payable for fund shares redeemed	$ 432,516
Distributions payable	552,723
Accrued management fee	164,248
Transfer agent fee payable	107,190
Other affiliated payables	34,577
Other payables and accrued expenses	24,919
Total liabilities		1,316,173

Net Assets		$ 549,299,596
Net Assets consist of:
Paid in capital		$ 527,546,184
Undistributed net investment income		177,434
Accumulated undistributed net realized gain (loss) on investments		(1,367,147)
Net unrealized appreciation (depreciation) on investments		22,943,125
Net Assets, for 45,332,745 shares outstanding		$ 549,299,596
Net Asset Value, offering price and redemption price per share ($549,299,596 ÷ 45,332,745 shares)		$ 12.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 11,004,233

Expenses
Management fee	$ 967,876
Transfer agent fees	214,009
Accounting fees and expenses	67,512
Custodian fees and expenses	5,870
Independent trustees' compensation	1,082
Registration fees	16,656
Audit	27,123
Legal	6,121
Miscellaneous	2,761
Total expenses before reductions	1,309,010
Expense reductions	(1,837)	1,307,173
Net investment income (loss)		9,697,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,295,074)
Change in net unrealized appreciation (depreciation) on investment securities		20,723,512
Net gain (loss)		19,428,438
Net increase (decrease) in net assets resulting from operations		$ 29,125,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,697,060	$ 22,660,240
Net realized gain (loss)	(1,295,074)	3,599,552
Change in net unrealized appreciation (depreciation)	20,723,512	(46,628,546)
Net increase (decrease) in net assets resulting from operations	29,125,498	(20,368,754)
Distributions to shareholders from net investment income	(9,681,607)	(22,640,771)
Distributions to shareholders from net realized gain	(579,735)	(2,990,760)
Total distributions	(10,261,342)	(25,631,531)
Share transactions Proceeds from sales of shares	29,061,729	83,580,460
Reinvestment of distributions	6,584,823	16,076,286
Cost of shares redeemed	(33,500,559)	(219,065,996)
Net increase (decrease) in net assets resulting from share transactions	2,145,993	(119,409,250)
Redemption fees	296	16,984
Total increase (decrease) in net assets	21,010,445	(165,392,551)

Net Assets
Beginning of period	528,289,151	693,681,702
End of period (including undistributed net investment income of $177,434 and undistributed net investment income of $161,981, respectively)	$ 549,299,596	$ 528,289,151
Other Information Shares
Sold	2,421,968	6,787,792
Issued in reinvestment of distributions	549,522	1,331,508
Redeemed	(2,809,071)	(18,255,790)
Net increase (decrease)	162,419	(10,136,490)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29
Income from Investment Operations
Net investment income (loss) D	.216	.437	.445	.463	.462	.460
Net realized and unrealized gain (loss)	.433	(.777)	.303	.586	(.184)	.575
Total from investment operations	.649	(.340)	.748	1.049	.278	1.035
Distributions from net investment income	(.216)	(.436)	(.444)	(.462)	(.461)	(.460)
Distributions from net realized gain	(.013)	(.064)	(.004)	(.007)	(.007)	(.015)
Total distributions	(.229)	(.500)	(.448)	(.469)	(.468)	(.475)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.12	$ 11.70	$ 12.54	$ 12.24	$ 11.66	$ 11.85
Total ReturnB, C	5.59%	(2.75)%	6.19%	9.20%	2.32%	9.30%
Ratios to Average Net Assets E
Expenses before reductions	.49%A	.48%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%A	.48%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%A	.48%	.48%	.49%	.49%	.50%
Net investment income (loss)	3.65%A	3.59%	3.57%	3.90%	3.86%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 549,300	$ 528,289	$ 693,682	$ 621,994	$ 626,752	$ 645,195
Portfolio turnover rate	4%A	8%	10%	9%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/14	% of fund's investments 12/31/13	% of fund's investments 6/30/13
1 - 7	72.6	74.1	74.7
8 - 30	4.5	4.3	7.9
31 - 60	12.8	11.8	2.7
61 - 90	2.8	0.9	1.6
91 - 180	2.1	1.4	6.2
> 180	5.2	7.5	6.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/14	12/31/13	6/30/13
Fidelity Michigan Municipal Money Market Fund	26 Days	27 Days	34 Days
All Tax-Free Money Market Funds Average*	35 Days	36 Days	34 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	6/30/14	12/31/13	6/30/13
Fidelity Michigan Municipal Money Market Fund	26 Days	27 Days	35 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Variable Rate Demand Notes (VRDNs) 58.8%	Variable Rate Demand Notes (VRDNs) 55.8%
Other Municipal Debt 32.8%	Other Municipal Debt 27.1%
Investment Companies 7.7%	Investment Companies 15.0%
Net Other Assets (Liabilities) 0.7%	Net Other Assets (Liabilities) 2.1%

Current and Historical Seven-Day Yields

	6/30/14	3/31/14	12/31/13	9/30/13	6/30/13
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2014, the most recent period shown in the table, would have been -0.44%.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.8%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/14, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.15% 7/1/14, VRDN (a)(d)	2,300,000	2,300,000
Series 1988, 0.15% 7/1/14, VRDN (a)(d)	500,000	500,000
Series 1994, 0.15% 7/1/14, VRDN (a)(d)	1,900,000	1,900,000
Series 1999 A, 0.25% 7/7/14, VRDN (a)	400,000	400,000
		5,100,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.3% 7/7/14, VRDN (a)	300,000	300,000
Michigan - 56.5%
Central Michigan Univ. Rev. Series 2008 A, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	13,815,000	13,815,000
Grand Traverse County Hosp. Series 2011 B, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.05% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Huron Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Scheurer Hosp. Proj.) Series 2001, 0.26% 7/7/14, LOC RBS Citizens NA, VRDN (a)	730,000	730,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.08% 7/7/14, LOC Bank of America NA, VRDN (a)	14,675,000	14,675,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.06% 7/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,600,000	8,600,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 14 0028, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (a)(e)	20,000,000	20,000,000
Series 2011 IIB, 0.04% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	42,790,000	42,790,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series 2012 C, 0.07% 7/1/14, LOC Citibank NA, VRDN (a)	16,360,000	16,360,000
Series 22 A, 0.07% 7/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	74,800,000	74,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Higher Ed. Rev.:
(Thomas M. Cooley Law School Proj.) Series 2008 A, 0.04% 7/7/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 41,375,000	$ 41,375,000
(Univ. of Detroit Mercy Proj.) Series 2007, 0.2% 7/1/14, LOC Comerica Bank, LOC JPMorgan Chase Bank, VRDN (a)	15,780,000	15,780,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	17,885,000	17,885,000
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.09% 7/7/14, LOC Citibank NA, VRDN (a)(d)	3,670,000	3,670,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.09% 7/7/14, LOC Citibank NA, VRDN (a)(d)	5,455,000	5,455,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.09% 7/7/14, LOC Citibank NA, VRDN (a)(d)	6,305,000	6,305,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.1% 7/7/14, LOC Fannie Mae, VRDN (a)(d)	6,400,000	6,400,000
(Hunt Club Apts. Proj.) 0.08% 7/7/14, LOC Fannie Mae, VRDN (a)(d)	6,395,000	6,395,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Michigan State Univ. Revs. Series 2000 A, 0.04% 7/7/14 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.2% 7/7/14, LOC Bank of America NA, VRDN (a)(d)	1,070,000	1,070,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.04% 7/1/14, VRDN (a)	37,650,000	37,650,000
(BC & C Proj.) 0.16% 7/7/14, LOC Comerica Bank, VRDN (a)(d)	320,000	320,000
(Consumers Energy Co. Proj.):
0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	13,500,000	13,500,000
0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (a)	5,420,000	5,420,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.04% 7/1/14, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.06% 7/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 19,000,000	$ 19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.07% 7/7/14, LOC Comerica Bank, VRDN (a)	9,785,000	9,785,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.11% 7/7/14, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,800,000	3,800,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,700,000	13,700,000
Univ. of Michigan Rev.:
Series 2012 A, 0.05% 7/7/14, VRDN (a)	3,030,000	3,030,000
Series 2012 D2, 0.04% 7/7/14, VRDN (a)	56,430,000	56,430,000
		566,690,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/14, VRDN (a)(d)	600,000	600,000
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2008 C2, 0.05% 7/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	700,000	700,000
Series 2008 C3, 0.08% 7/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	5,300,000	5,300,000
		6,000,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.22% 7/7/14, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.24% 7/7/14, VRDN (a)(d)	500,000	500,000
		1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 7/7/14, LOC KeyBank NA, VRDN (a)	$ 100,000	$ 100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.21% 7/7/14, LOC RBS Citizens NA, VRDN (a)	1,500,000	1,500,000
		1,600,000
Texas - 0.5%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 7/1/14, VRDN (a)(d)	3,800,000	3,800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 7/1/14, VRDN (a)	300,000	300,000
Series 2004, 0.25% 7/7/14, VRDN (a)(d)	400,000	400,000
Series 2010 C, 0.19% 7/1/14, VRDN (a)	300,000	300,000
		4,800,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.14% 7/7/14, LOC Bank of America NA, VRDN (a)	1,910,000	1,910,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.25% 7/7/14, VRDN (a)(d)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 7/7/14, VRDN (a)	200,000	200,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $590,300,000)		590,300,000
Other Municipal Debt - 32.8%

Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.27% tender 8/11/14, CP mode	100,000	100,000
Michigan - 32.7%
Grand Traverse County Hosp. Bonds 4% 7/1/14	1,125,000	1,125,000
Kalamazoo Gen. Oblig. TAN 1% 12/1/14	3,000,000	3,010,686
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	7,270,000	7,478,775
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2005 1, 5% 10/15/14	$ 1,000,000	$ 1,014,080
Series 2013 1A, 3% 10/15/14	1,250,000	1,260,048
0.09% 8/21/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	48,280,000	48,280,000
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A:
3% 1/1/15	670,000	679,484
4% 1/1/15	1,000,000	1,019,407
5% 7/1/14	43,030,000	43,030,000
5% 1/1/15	4,350,000	4,456,057
Series 2013 M1, 0.09%, tender 9/2/14 (a)	14,050,000	14,050,000
Michigan Gen. Oblig. Bonds Series 2001, 5.5% 12/1/14	9,780,000	9,999,962
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2%, tender 8/1/14 (a)	23,805,000	23,842,146
Series 1999 B4, 0.9%, tender 3/16/15 (a)	8,450,000	8,494,104
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.12%, tender 1/26/15 (a)	7,610,000	7,610,000
0.12%, tender 1/26/15 (a)	7,900,000	7,900,000
0.12%, tender 1/26/15 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 8/5/14, CP mode	34,000,000	34,000,000
0.08% tender 8/6/14, CP mode	10,700,000	10,700,000
0.08% tender 8/11/14, CP mode	9,600,000	9,600,000
0.1% tender 7/8/14, CP mode	28,500,000	28,500,000
Michigan Muni. Bond Auth. Rev. Bonds 5% 10/1/14 (Pre-Refunded to 10/1/14 @ 100)	1,810,000	1,832,347
Michigan State Univ. Revs. Bonds:
Series 2010 C, 5% 2/15/15	1,500,000	1,545,406
Series WF 11 33 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,615,000	7,615,000
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Facility for Rare Isotope Beams Proj.) Series 2014, 2% 3/1/15	1,940,000	1,963,499
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/14	1,125,000	1,144,262
Series 2004, 5% 9/1/14	2,100,000	2,117,034
Series 2005 B, 5% 9/1/14	155,000	156,234
Series 2006, 5% 11/1/14	1,320,000	1,341,342
Series 2012, 5% 11/15/14	1,185,000	1,206,184
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Bonds Series 2014 D, 2% 9/1/14	$ 4,000,000	$ 4,012,177
Univ. of Michigan Rev.:
Bonds:
Series 2009 A, 5% 4/1/15	3,535,000	3,663,802
Series 2009 B, 0.07% tender 7/15/14, CP mode	16,000,000	16,000,000
Series 1, 0.07% 7/1/14, CP	12,290,000	12,290,000
		328,037,036
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A2, 0.32% tender 8/8/14, CP mode (d)	100,000	100,000
Series 1990 B, 0.37% tender 7/31/14, CP mode	1,100,000	1,100,000
		1,200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $329,337,036)		329,337,036
Investment Company - 7.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (b)(c) (Cost $77,192,000)	77,192,000	77,192,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $996,829,036)		996,829,036
NET OTHER ASSETS (LIABILITIES) - 0.7%		6,536,860
NET ASSETS - 100%		$ 1,003,365,896
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,615,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	3/17/11 - 5/15/12	$ 7,615,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 31,871
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $919,637,036)	$ 919,637,036
Fidelity Central Funds (cost $77,192,000)	77,192,000
Total Investments (cost $996,829,036)		$ 996,829,036
Cash		159,425
Receivable for investments sold		7,000,000
Receivable for fund shares sold		10,626,920
Interest receivable		1,830,432
Distributions receivable from Fidelity Central Funds		5,127
Other receivables		266
Total assets		1,016,451,206

Liabilities
Payable for investments purchased	$ 7,565,000
Payable for fund shares redeemed	5,141,885
Distributions payable	353
Accrued management fee	46,166
Other affiliated payables	311,259
Other payables and accrued expenses	20,647
Total liabilities		13,085,310

Net Assets		$ 1,003,365,896
Net Assets consist of:
Paid in capital		$ 1,003,359,308
Undistributed net investment income		6,623
Accumulated undistributed net realized gain (loss) on investments		(35)
Net Assets, for 1,002,219,849 shares outstanding		$ 1,003,365,896
Net Asset Value, offering price and redemption price per share ($1,003,365,896 ÷ 1,002,219,849 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		405,832
Income from Fidelity Central Funds		31,871
Total income		437,703

Expenses
Management fee	$ 1,880,721
Transfer agent fees	762,989
Accounting fees and expenses	60,077
Custodian fees and expenses	6,405
Independent trustees' compensation	2,040
Registration fees	27,161
Audit	18,887
Legal	6,581
Miscellaneous	3,561
Total expenses before reductions	2,768,422
Expense reductions	(2,388,881)	379,541
Net investment income (loss)		58,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5
Net increase in net assets resulting from operations		$ 58,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,162	$ 100,382
Net realized gain (loss)	5	251,597
Net increase in net assets resulting from operations	58,167	351,979
Distributions to shareholders from net investment income	(51,539)	(98,444)
Distributions to shareholders from net realized gain	-	(71,663)
Total distributions	(51,539)	(170,107)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,145,915,885	2,416,611,488
Reinvestment of distributions	49,284	163,051
Cost of shares redeemed	(1,220,296,985)	(2,324,865,090)
Net increase (decrease) in net assets and shares resulting from share transactions	(74,331,816)	91,909,449
Total increase (decrease) in net assets	(74,325,188)	92,091,321

Net Assets
Beginning of period	1,077,691,084	985,599,763
End of period (including undistributed net investment income of $6,623, and undistributed net investment income of $0, respectively)	$ 1,003,365,896	$ 1,077,691,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from InvestmentOperations
Net investment income (loss)F	-	-	-	-	-	-
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operationsF	-	-	-	-	-	-
Distributions from net investment incomeF	-	-	-	-	-	-
Distributions from net realized gain	-	-F	-	-	-	-F
Total distributionsF	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.02%	.01%	.01%	.01%	.02%
Ratios to Average Net AssetsD, E
Expenses before reductions	.54%A	.54%	.55%	.55%	.55%	.60%
Expenses net of fee waivers, if any	.07%A	.11%	.19%	.22%	.30%	.48%
Expenses net of all reductions	.07%A	.11%	.19%	.22%	.30%	.48%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003,366	$ 1,077,691	$ 985,600	$ 875,636	$ 890,255	$ 902,486

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 503,067,441	$ 25,790,171	$ (2,730,715)	$ 23,059,456
Fidelity Michigan Municipal Money Market Fund	996,829,036	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $11,563,785 and $26,452,779, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit - continued

portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 499

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,388,035.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$ 1,837
Fidelity Michigan Municipal Money Market Fund	846

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MIR-USAN-0814
1.787785.111

Fidelity®

Minnesota Municipal Income

Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.50%	$ 1,000.00	$ 1,042.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.3	40.2
Health Care	21.6	22.0
Electric Utilities	14.7	14.0
Education	9.4	9.4
Transportation	6.3	6.3
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	5.1	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.8	6.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 4.9%	AAA 6.2%
AA,A 84.5%	AA,A 80.5%
BBB 7.5%	BBB 7.7%
BB and Below 0.5%	BB and Below 0.5%
Not Rated 2.4%	Not Rated 3.8%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,519,260
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (b)	800,000	868,176
6.25% 10/1/34 (b)	850,000	945,098
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,296,306
		4,628,840
Minnesota - 98.6%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,110,740
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	946,583
5% 2/1/24	1,110,000	1,307,758
5% 2/1/25	1,015,000	1,182,881
5% 2/1/26	1,220,000	1,407,514
5% 2/1/27	1,285,000	1,472,199
5% 2/1/28	1,345,000	1,529,050
5% 2/1/29	1,415,000	1,598,724
5% 2/1/34	1,800,000	1,985,688
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,586,209
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	580,004
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,120,020
5.25% 10/1/25	1,955,000	2,064,754
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,752,457
5% 2/1/22	4,975,000	5,938,508
Series 2013 A, 4% 2/1/19	4,550,000	5,085,626
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	833,468
Series 2009 A, 5% 2/1/17	1,000,000	1,111,290
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	$ 1,445,000	$ 1,478,596
4% 3/1/17	1,495,000	1,555,488
4% 3/1/18	1,235,000	1,294,972
5% 3/1/30	2,535,000	2,582,278
Elk River Independent School District #728 Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,740,310
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,881,682
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,134,580
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,162,570
5% 2/1/29	1,000,000	1,155,980
5% 2/1/30	1,245,000	1,432,061
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,927,855
5% 2/1/20	1,570,000	1,854,657
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,048,390
5.25% 5/1/24	1,500,000	1,570,020
5.25% 5/1/25	2,000,000	2,087,860
5.25% 5/1/28	3,720,000	3,843,950
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,402,840
Series 2010 A, 5.25% 8/15/25	1,000,000	1,154,440
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	529,930
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,649,855
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,127,787
Series 2007 A, 5% 1/1/21	5,000,000	5,509,750
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,203,380
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,579,683
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2012 B:
5% 1/1/26	$ 1,250,000	$ 1,405,963
5% 1/1/27	1,500,000	1,677,585
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,115,575
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,022,628
4% 12/1/21	2,330,000	2,512,928
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,190,605
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,036,445
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,578,530
5% 6/1/21	2,000,000	2,330,200
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	442,104
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,070,250
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,882,888
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,840,125
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,170,960
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,780,414
Series 2010 A, 5% 8/1/27	5,000,000	5,907,700
Series 2010 D:
5% 8/1/21	1,000,000	1,198,080
5% 8/1/22	5,000,000	5,942,500
5% 8/1/23	10,000,000	11,790,200
Series 2011 B:
5% 10/1/24	2,500,000	2,975,525
5% 10/1/30	3,000,000	3,453,270
Series 2012 A, 5% 8/1/24	5,000,000	5,981,800
Series 2013 A, 5% 8/1/25	3,780,000	4,560,192
Series 2013 D, 5% 10/1/23	3,000,000	3,687,810
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5% 6/1/21	$ 1,415,000	$ 1,537,652
5% 6/1/21 (Pre-Refunded to 6/1/16 @ 100)	5,000,000	5,445,450
5% 8/1/22	2,600,000	2,922,010
5% 11/1/26	790,000	864,434
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,080,440
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,553,210
5% 10/1/23	1,000,000	1,130,000
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,681,076
5% 10/1/19	1,000,000	1,098,890
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,549,185
5% 3/1/22	2,535,000	2,787,917
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,049,970
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,751,310
Series Six-I, 5% 4/1/23	1,000,000	1,067,180
Series Six-X, 5.25% 4/1/39	1,500,000	1,607,040
Series Seven-Q:
5% 10/1/17	495,000	544,030
5% 10/1/18	400,000	446,512
5% 10/1/19	780,000	885,113
5% 10/1/20	1,140,000	1,296,009
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,925,482
Series 2007, 5.25% 10/1/22	1,000,000	1,122,360
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,214,887
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,547,421
Series 2009 A:
4% 10/1/17	1,445,000	1,587,896
4% 10/1/18	1,490,000	1,651,680
4% 10/1/19	1,550,000	1,730,591
4% 10/1/20	1,580,000	1,761,558
Series 2011 A, 5% 10/1/30	1,495,000	1,701,893
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.: - continued
Series 2013 A:
4% 10/1/18	$ 2,210,000	$ 2,449,807
4% 10/1/19	2,300,000	2,566,754
4% 10/1/20	2,385,000	2,677,043
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,880,655
5% 3/1/28	4,275,000	4,922,492
5% 3/1/29	2,250,000	2,570,760
5% 6/1/27	5,000,000	5,857,750
5% 6/1/38	5,000,000	5,602,250
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,687,672
5% 8/1/17 (FSA Insured)	1,575,000	1,746,848
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,447,895
5% 1/1/20	2,100,000	2,428,629
Series 2013 A:
5% 1/1/23	850,000	987,709
5% 1/1/24	650,000	753,181
5% 1/1/25	975,000	1,122,635
5% 1/1/31	1,740,000	1,923,622
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,614,579
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,038,110
5.5% 11/1/16	1,025,000	1,095,038
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003, 5% 1/1/15 (AMBAC Insured)	370,000	371,265
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,845,558
5% 2/1/20	1,635,000	1,936,232
5% 2/1/21	1,350,000	1,620,540
5% 2/1/23	1,005,000	1,212,522
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,170,580
Series 2013 B:
5% 12/1/26	570,000	673,620
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Elec. Util. Rev.: - continued
Series 2013 B: - continued
5% 12/1/27	$ 275,000	$ 322,259
5% 12/1/28	275,000	320,535
5% 12/1/43	1,000,000	1,116,810
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,275,908
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,393,400
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,101,440
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	720,610
5% 7/1/18	685,000	769,399
5% 7/1/21	790,000	902,938
5% 7/1/22	350,000	399,697
5% 7/1/24	300,000	341,664
5% 7/1/27	245,000	275,561
5% 7/1/28	225,000	251,771
5% 7/1/33	1,225,000	1,340,015
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,763,338
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,349,500
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,100,000	1,276,847
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,561,200
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	515,000	522,792
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,582,035
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,055,020
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/14	455,000	455,842
5% 8/1/15	480,000	489,336
5% 8/1/16	500,000	514,595
Series 2013, 5% 12/1/21	4,900,000	5,874,169
Shakopee Health Care Facilities Rev.:
(Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,520,000	2,540,891
Series 2014:
5% 9/1/23	1,895,000	2,186,697
5% 9/1/25	1,345,000	1,538,478
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Shakopee Health Care Facilities Rev.: - continued
Series 2014: - continued
5% 9/1/26	$ 575,000	$ 652,930
5% 9/1/28	1,000,000	1,122,740
5% 9/1/34	1,000,000	1,092,380
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,192,860
Series 2013 A:
5% 2/1/19	2,940,000	3,426,158
5% 2/1/22	1,700,000	2,041,054
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,671,096
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	12,396,297
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,138,496
Series 2009 A:
5.25% 1/1/30	2,000,000	2,197,600
5.5% 1/1/24	500,000	568,865
0% 1/1/18 (AMBAC Insured)	125,000	118,106
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,253,720
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	604,662
5.75% 7/1/30	3,715,000	4,095,416
Series 2009, 5.75% 7/1/39	9,000,000	9,903,240
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	255,715
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,322,873
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,421,560
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,463,358
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	258,383
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.: - continued
(HealthPartners Oblig. Group Proj.) Series 2006: - continued
5% 5/15/16	$ 345,000	$ 367,470
5.25% 5/15/17	590,000	643,843
5.25% 5/15/26	1,000,000	1,067,540
5.25% 5/15/36	1,000,000	1,051,230
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,951,631
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,356,160
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	229,562
5.125% 4/1/34	1,000,000	1,110,560
5.25% 4/1/29	1,000,000	1,146,860
Series 2009 C:
5% 12/1/17	1,000,000	1,145,780
5% 12/1/21	1,000,000	1,159,440
Series 2011 D:
5% 12/1/23	1,180,000	1,398,583
5% 12/1/26	1,020,000	1,185,515
5% 12/1/36	1,000,000	1,115,100
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,876,983
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,404,955
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,234,633
5% 8/1/29	4,000,000	4,320,400
Series 2010 A, 5% 8/1/25	1,800,000	2,115,450
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	445,887
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,033,321
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,883,177
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	330,000	339,699
Series 2012 A:
5% 1/1/26	5,000,000	5,859,450
5% 1/1/27	2,150,000	2,501,848
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 2012 A: - continued
5% 1/1/30	$ 1,000,000	$ 1,140,940
Series 2014 A:
5% 1/1/40 (c)	1,500,000	1,671,450
5% 1/1/46 (c)	4,460,000	4,954,569
		488,973,898
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,094,310
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $474,392,395)	494,697,048
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,137,871
NET ASSETS - 100%	$ 495,834,919
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.3%
Health Care	21.6%
Electric Utilities	14.7%
Education	9.4%
Transportation	6.3%
Others* (Individually Less Than 5%)	4.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $474,392,395)		$ 494,697,048
Cash		1,910,106
Receivable for fund shares sold		138,647
Interest receivable		6,470,216
Other receivables		445
Total assets		503,216,462

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,593,545
Payable for fund shares redeemed	144,404
Distributions payable	331,832
Accrued management fee	148,679
Other affiliated payables	138,271
Other payables and accrued expenses	24,812
Total liabilities		7,381,543

Net Assets		$ 495,834,919
Net Assets consist of:
Paid in capital		$ 474,108,884
Undistributed net investment income		110,036
Accumulated undistributed net realized gain (loss) on investments		1,311,346
Net unrealized appreciation (depreciation) on investments		20,304,653
Net Assets, for 42,415,639 shares outstanding		$ 495,834,919
Net Asset Value, offering price and redemption price per share ($495,834,919 ÷ 42,415,639 shares)		$ 11.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 8,158,389

Expenses
Management fee	$ 882,916
Transfer agent fees	211,344
Accounting fees and expenses	63,254
Custodian fees and expenses	5,661
Independent trustees' compensation	967
Registration fees	27,370
Audit	27,092
Legal	599
Miscellaneous	2,389
Total expenses before reductions	1,221,592
Expense reductions	(796)	1,220,796
Net investment income (loss)		6,937,593
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,414,495
Change in net unrealized appreciation (depreciation) on investment securities		11,780,166
Net gain (loss)		13,194,661
Net increase (decrease) in net assets resulting from operations		$ 20,132,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,937,593	$ 15,041,200
Net realized gain (loss)	1,414,495	1,691,982
Change in net unrealized appreciation (depreciation)	11,780,166	(27,436,082)
Net increase (decrease) in net assets resulting from operations	20,132,254	(10,702,900)
Distributions to shareholders from net investment income	(6,937,320)	(15,041,107)
Distributions to shareholders from net realized gain	(755,957)	(1,845,080)
Total distributions	(7,693,277)	(16,886,187)
Share transactions Proceeds from sales of shares	29,014,023	71,595,442
Reinvestment of distributions	5,447,757	11,952,693
Cost of shares redeemed	(32,081,884)	(133,302,094)
Net increase (decrease) in net assets resulting from share transactions	2,379,896	(49,753,959)
Redemption fees	2,753	3,464
Total increase (decrease) in net assets	14,821,626	(77,339,582)

Net Assets
Beginning of period	481,013,293	558,352,875
End of period (including undistributed net investment income of $110,036 and undistributed net investment income of $109,763, respectively)	$ 495,834,919	$ 481,013,293
Other Information Shares
Sold	2,503,900	6,118,888
Issued in reinvestment of distributions	469,606	1,024,864
Redeemed	(2,771,586)	(11,493,631)
Net increase (decrease)	201,920	(4,349,879)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.99	$ 11.80	$ 11.25	$ 11.38	$ 10.74
Income from Investment Operations
Net investment income (loss) D	.164	.333	.371	.403	.393	.403
Net realized and unrealized gain (loss)	.318	(.559)	.204	.601	(.115)	.648
Total from investment operations	.482	(.226)	.575	1.004	.278	1.051
Distributions from net investment income	(.164)	(.333)	(.370)	(.403)	(.394)	(.404)
Distributions from net realized gain	(.018)	(.041)	(.015)	(.051)	(.014)	(.007)
Total distributions	(.182)	(.374)	(.385)	(.454)	(.408)	(.411)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.69	$ 11.39	$ 11.99	$ 11.80	$ 11.25	$ 11.38
Total Return B, C	4.26%	(1.91)%	4.91%	9.09%	2.42%	9.89%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.50%	.49%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.49%	.49%	.50%	.51%
Expenses net of all reductions	.50% A	.49%	.49%	.49%	.49%	.51%
Net investment income (loss)	2.86% A	2.85%	3.09%	3.50%	3.41%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 495,835	$ 481,013	$ 558,353	$ 519,092	$ 497,673	$ 473,438
Portfolio turnover rate	13% A	14%	15%	9%	13%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,067,105
Gross unrealized depreciation	(1,736,401)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,330,704

Tax cost	$ 474,366,344

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $39,981,125 and $31,321,331, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of ..09% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $455 and is reflected in Miscellaneous expenses on the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $796.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MNF-USAN-0814
1.787786.111

Fidelity®

Municipal Income

Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.47%	$ 1,000.00	$ 1,068.90	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
California	18.0	18.4
Illinois	17.9	16.3
Texas	9.4	9.3
Florida	9.3	9.0
New York	8.1	8.2
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.0	35.3
Health Care	21.7	21.7
Transportation	10.7	10.8
Special Tax	8.2	7.9
Electric Utilities	7.4	6.6
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	6.1	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	7.3	8.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 5.4%	AAA 5.7%
AA,A 81.4%	AA,A 77.7%
BBB 9.2%	BBB 11.1%
BB and Below 0.8%	BB and Below 0.8%
Not Rated 2.1%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,332
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,695
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,463
		12,490
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,089
5.25% 10/1/20 (FSA Insured)	8,000	9,314
5.25% 10/1/26 (FSA Insured)	2,570	2,949
5.25% 10/1/28 (FSA Insured)	8,345	9,262
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,178
Series 2007 B, 0.963% 1/1/37 (c)	3,000	2,585
Series 2008 D:
5.5% 1/1/38	12,000	12,803
6% 1/1/27	2,600	2,954
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,727
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,778
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,781
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,136
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,836
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,127
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	15,039
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,188
5% 7/1/23	2,000	2,354
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/24	$ 1,140	$ 1,325
5% 7/1/26	1,000	1,139
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,005
5.5% 12/1/29	7,900	9,213
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	895
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,275
		106,711
California - 18.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,248
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,162
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	7,097
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,489
California Econ. Recovery Series 2009 A, 5% 7/1/22	7,500	8,166
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,100
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,969
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,561
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,899
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	121
5% 3/1/19	1,800	2,086
5% 8/1/19	8,310	9,231
5% 8/1/20	5,355	5,948
5% 10/1/22	2,300	2,699
5% 11/1/22	3,100	3,530
5% 12/1/22	6,800	7,766
5% 11/1/24	1,600	1,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 5,100	$ 5,457
5% 6/1/27 (AMBAC Insured)	4,100	4,184
5% 9/1/27	10,500	11,456
5% 9/1/31	22,500	24,431
5% 9/1/32	24,995	27,113
5% 9/1/33	19,115	20,691
5% 9/1/35	4,050	4,377
5.25% 9/1/23	24,300	29,400
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	13,578
5.25% 3/1/38	9,000	9,793
5.25% 11/1/40	3,200	3,604
5.5% 8/1/27	14,700	17,232
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	11,410
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,712
5.6% 3/1/36	2,550	2,962
5.75% 4/1/31	5,020	5,920
6% 3/1/33	23,800	29,185
6% 4/1/38	19,600	23,131
6% 11/1/39	10,020	12,030
6.5% 4/1/33	7,900	9,617
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,525	1,589
Series 2008 L, 5.125% 7/1/22	3,065	3,194
Series 2009 E, 5.625% 7/1/25	10,000	11,204
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,729
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,455
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,337
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,787
5% 6/1/28	6,175	7,087
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,814
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	$ 6,000	$ 6,255
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,558
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,875
5% 3/1/22	1,695	1,864
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,285
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,933
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,363
5.25% 10/1/26	5,000	5,766
Series 2012 A:
5% 4/1/25	4,700	5,415
5% 4/1/26	13,495	15,437
Series 2012 G, 5% 11/1/25	4,000	4,630
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,829
5% 12/1/23	7,355	8,581
Series 2005 B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,661
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,997
Series 2005 H:
5% 6/1/17	5,000	5,205
5% 6/1/18	10,300	10,720
Series 2005 J, 5% 1/1/17	6,105	6,509
Series 2009 G1, 5.75% 10/1/30	2,500	2,889
Series 2009 I:
6.125% 11/1/29	1,600	1,910
6.375% 11/1/34	4,600	5,471
Series 2010 A, 5.75% 3/1/30	4,900	5,688
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,873
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,526
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,936
Series 2005 A, 5.25% 7/1/24	2,800	2,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,380	$ 9,445
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,000
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,297
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,523
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	22,145	22,580
5% 6/1/45	5,305	5,409
5% 6/1/45 (FSA Insured)	445	454
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,385
5.5% 8/1/29	2,000	2,297
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,398
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,045
5% 9/1/19 (AMBAC Insured)	2,545	2,658
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,146
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,881
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,280
5% 3/1/27	2,000	2,247
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	11,258
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,290
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,361
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,610
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,418
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,833
Series 2012:
5% 1/15/26	4,535	5,075
5% 1/15/28	4,345	4,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.: - continued
Series 2012: - continued
5% 1/15/29	$ 5,370	$ 5,889
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,760
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,788
5% 2/1/24	8,200	9,245
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,766
Series 2012 P:
5% 5/1/23 (f)	6,455	7,471
5% 5/1/24 (f)	9,900	11,309
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,435
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,247
Series B:
0% 8/1/37	7,800	2,676
0% 8/1/38	10,200	3,309
0% 8/1/39	20,100	6,178
0% 8/1/40	3,000	866
0% 8/1/41	13,610	3,738
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	2,975	2,969
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,337
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,698
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,998
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,808
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,447
0% 7/1/39	9,650	2,878
0% 7/1/41	21,370	5,754
Series 2008 E:
0% 7/1/47 (a)	7,400	3,269
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 E: - continued
0% 7/1/49	$ 25,500	$ 4,347
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,864
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,334
5% 6/1/30	16,190	18,393
5% 6/1/31	11,785	13,320
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,472
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,607
Series 2010 B, 0% 8/1/47	18,400	3,795
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,634
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,745
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,485
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	513
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	49,512
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,500	1,514
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,562
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,167
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,343
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,895
5.5% 5/15/17 (AMBAC Insured)	2,545	2,551
Series 2009 O:
5.25% 5/15/39	2,400	2,740
5.75% 5/15/30	12,000	14,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	$ 1,495	$ 1,500
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,891
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,176
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,284
5% 7/1/27	1,840	1,910
Series 2009 A, 5.75% 7/1/24	1,750	1,935
Series 2010 A, 5.5% 7/1/38	3,815	4,009
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,322
Series 2012:
5% 8/1/24	3,625	4,244
5% 8/1/25	10,000	11,604
		1,000,802
Colorado - 0.9%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	2,475	2,633
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,775
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,231
0% 7/15/22 (Escrowed to Maturity)	15,700	13,117
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,217
5% 9/1/22	1,500	1,603
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,696
Series 2011 A, 5% 11/15/15 (f)	3,000	3,192
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,538
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500	$ 3,451
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	10,021
Series 2010 A, 0% 9/1/41	9,600	2,464
Series 2010 C, 5.375% 9/1/26	1,000	1,100
		52,063
District Of Columbia - 1.3%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,273
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,892
Series B, 4.75% 6/1/32	2,200	2,334
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	26,055
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	6,078
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	5,742
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	12,275
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,446
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,133
5.25% 7/1/27	4,390	5,056
5.25% 7/1/28	3,000	3,450
		74,734
Florida - 9.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	2,985	3,059
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,773
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,498
5% 7/1/25 (AMBAC Insured)	3,540	3,881
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	5,947
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	$ 1,000	$ 1,024
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,024
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,115
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,103
Series 2012 A:
5% 7/1/23	21,020	24,558
5% 7/1/27	5,695	6,400
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,490
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	8,144
Series 2011 A1:
5% 6/1/19	1,715	1,986
5% 6/1/20	3,000	3,499
Series 2012 A1, 5% 6/1/21	8,400	9,871
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	27,842
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,032
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,347
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985	1,994
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,692
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	5,034
Series 2011 E, 5% 6/1/24	6,600	7,839
Series 2011 F, 5% 6/1/23	6,070	7,227
Series A, 5.5% 6/1/38	2,000	2,264
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,126
5% 10/1/17	2,130	2,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	$ 3,360	$ 3,514
5% 7/1/18	3,320	3,471
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	6,082
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,355
Series 2011 B, 5% 7/1/23	10,175	12,129
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,533
Series 2009 A, 6.25% 10/1/31	3,000	3,524
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,958
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,020
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,066
5% 11/15/17	1,200	1,276
5% 11/15/22	1,000	1,058
Series 2005 B:
5% 11/15/15	875	933
5% 11/15/15 (Escrowed to Maturity)	125	133
5% 11/15/16	1,040	1,106
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	160
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	517
Series 2006 G:
5% 11/15/14	1,285	1,308
5% 11/15/14 (Escrowed to Maturity)	45	46
5% 11/15/15	965	1,029
5% 11/15/15 (Escrowed to Maturity)	35	37
5% 11/15/16	1,020	1,127
5.125% 11/15/17	2,750	3,045
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	106
5.125% 11/15/18	965	1,065
5.125% 11/15/19	1,930	2,125
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	78
Series 2008 B, 6% 11/15/37	11,000	12,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	$ 1,930	$ 2,141
5% 7/1/18	2,125	2,325
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,777
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,537
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,403
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured) (b)	1,000	1,135
5% 6/1/28 (FSA Insured) (b)	1,000	1,130
5% 6/1/30 (FSA Insured) (b)	1,650	1,841
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (f)	5,260	5,738
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,234
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,022
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,327
5.5% 10/1/30	3,000	3,441
Series 2012 A:
5% 10/1/23 (f)	7,500	8,535
5% 10/1/24 (f)	9,050	10,194
5% 10/1/30 (f)	6,095	6,649
5% 10/1/31 (f)	2,500	2,681
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,262
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,753
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,940
5% 8/1/18 (AMBAC Insured)	4,000	4,562
5% 8/1/20 (AMBAC Insured)	2,500	2,777
5% 8/1/21 (AMBAC Insured)	5,095	5,648
5% 8/1/22 (AMBAC Insured)	3,325	3,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2011 B, 5.625% 5/1/31	$ 6,600	$ 7,458
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,624
5% 7/1/42	1,900	2,049
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,044
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,496
5.25% 12/1/37 (AMBAC Insured)	1,365	1,477
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,545
Series 2012 A, 5% 10/1/42	14,700	15,127
Series 2012 B, 5% 10/1/42	5,900	6,071
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,298
Orange County School Board Ctfs. of Prtn. Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,086
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,992
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,064
Series 2012 A:
5% 10/1/23	2,300	2,799
5% 10/1/25	1,100	1,350
Series 2013 A, 5% 10/1/25	4,800	5,890
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/20	5,000	5,594
5% 8/1/20	6,010	7,067
5% 8/1/24	3,500	4,169
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,065
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (Pre-Refunded to 8/1/15 @ 100)	4,000	4,208
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,262
5% 10/1/35 (FSA Insured)	5,000	5,225
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	$ 960	$ 998
Polk County Pub. Facilities Rev. 5% 12/1/33 (Pre-Refunded to 12/1/15 @ 100)	2,000	2,135
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,129
Seminole County School Board Ctfs. of Prtn. Series 2005 A:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,718
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,820
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,645
Series 2010:
5% 10/1/25	4,140	4,528
5.25% 10/1/34	3,500	3,752
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,523
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,241
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,073
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,207
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,256
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,678
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,848
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,297
5.25% 10/1/34 (Pre-Refunded to 10/1/14 @ 100)	2,000	2,025
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,783
5.25% 7/1/16 (AMBAC Insured)	2,830	2,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/25	$ 1,775	$ 2,063
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,073
		519,813
Georgia - 3.5%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,206
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	9,785	11,830
6.25% 11/1/39	10,800	12,603
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,711
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	8,100	8,143
2.2%, tender 4/2/19 (c)	3,000	3,041
2.2%, tender 4/2/19 (c)	300	304
2.2%, tender 4/2/19 (c)	6,500	6,588
2.2%, tender 4/2/19 (c)	4,100	4,156
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,821
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,248
6.125% 9/1/40	9,310	9,793
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,366
5.25% 10/1/41	5,600	6,230
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,748
5% 1/1/24	6,500	7,511
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	649
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,106
Series GG, 5% 1/1/22	4,000	4,734
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,998
5% 10/1/23	4,000	4,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	$ 1,915	$ 2,165
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,595
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,856
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	16,777
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,407
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	15,605
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,655
		194,461
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,140	1,140
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,430	1,494
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,205	3,487
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (f)	2,000	2,282
5.25% 8/1/25 (f)	2,500	2,829
		11,232
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	5,071
6.75% 11/1/37	4,300	4,969
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,492
		12,532
Illinois - 17.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,457
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,200	$ 3,095
Series 2011 A, 5.5% 12/1/39	7,900	8,306
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,634
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	4,005
(City Colleges Proj.) 0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,920
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,101
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,445
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	436
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	20,809
Series 2008 C, 5% 1/1/34	1,500	1,524
Series 2009 A:
5% 1/1/22	3,400	3,733
5% 1/1/27 (FSA Insured)	5,200	5,525
Series 2011 A, 5% 1/1/40	11,260	11,328
Series 2012 A:
5% 1/1/33	15,200	15,777
5% 1/1/34	2,440	2,500
Series 2012 C, 5% 1/1/23	1,200	1,337
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
5% 1/1/34	3,000	3,089
5% 1/1/35	15,000	15,411
5% 1/1/36	11,555	11,818
Chicago Midway Arpt. Rev. Series 2014 A:
5% 1/1/27 (f)	10,330	11,397
5% 1/1/28 (f)	12,420	13,567
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,820
5.25% 1/1/19 (AMBAC Insured)	1,780	1,785
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,254
Series 2011 C, 6.5% 1/1/41	19,600	23,531
Series 2013 B, 5% 1/1/27	11,275	12,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2013 D, 5% 1/1/27	$ 1,000	$ 1,126
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,264
Series 2013 A:
5.5% 1/1/33	2,500	2,845
5.75% 1/1/38	5,600	6,411
Series 2014 B:
5% 1/1/26	1,500	1,721
5% 1/1/27	3,210	3,657
5% 1/1/28	2,500	2,831
Series 2014 C, 5% 1/1/26	1,865	2,140
Chicago Tran Auth. Series 2014, 5.25% 12/1/49 (b)	13,000	14,141
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,806
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,602
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,717
5% 6/1/20 (AMBAC Insured)	5,610	6,082
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,542
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,268
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,671
Series 2012 A, 5% 11/15/22	2,000	2,364
Series 2012 C, 5% 12/15/37	1,000	1,068
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	1,400	1,426
Series 2010 A, 5.25% 11/15/33	19,775	21,163
Series 2010 G, 5% 11/15/25	3,400	3,760
Series 2012 C:
5% 11/15/24	9,400	10,752
5% 11/15/25	18,170	20,610
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,880
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,377
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,387
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,252
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,888
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	23,756
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	4,084
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38	4,300	4,969
Series 2010 A, 5.5% 4/1/44	3,000	3,312
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,980
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,073
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,069
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,985	3,066
6% 2/1/28 (AMBAC Insured)	2,855	3,126
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,286
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,736
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,307
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,541
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	28,722
5.375% 5/15/30	6,100	6,784
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	14,736
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,182
Series 2009 D, 6.625% 11/1/39	8,000	8,958
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	19,310	21,121
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	$ 5,900	$ 6,270
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,784
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,305
Series 2008 A:
5.625% 1/1/37	27,920	30,055
6% 2/1/24	300	332
6.25% 2/1/33 (AMBAC Insured)	300	328
Series 2009 A, 7.25% 11/1/38	7,605	8,944
Series 2009:
6.875% 8/15/38	430	476
7% 8/15/44	15,955	17,728
Series 2010 A:
5.5% 8/15/24	2,860	3,143
5.75% 8/15/29	2,320	2,538
Series 2010:
5.25% 5/1/25	7,000	7,761
5.25% 8/15/36	695	738
Series 2012 A, 5% 5/15/22	2,120	2,334
Series 2012:
4% 9/1/32	5,045	4,752
5% 9/1/38	23,950	24,611
5% 11/15/43	4,395	4,507
Series 2013:
5% 11/15/28	2,875	3,131
5% 11/15/29	1,400	1,517
5% 5/15/43	10,000	9,969
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,714
5.5% 1/1/31	3,000	3,430
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,901
5% 1/1/23 (FSA Insured)	6,600	7,236
Series 2012 A, 5% 1/1/33	4,700	4,952
Series 2012:
5% 8/1/19	2,500	2,824
5% 8/1/21	2,000	2,255
5% 3/1/23	4,000	4,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012: - continued
5% 8/1/23	$ 3,900	$ 4,361
5% 3/1/35	2,000	2,101
5% 3/1/37	1,000	1,045
Series 2014:
5% 2/1/23	4,400	4,920
5.25% 2/1/30	9,000	9,835
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,135
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	3,000	3,267
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,194
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,074
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	3,027
5% 12/15/19	1,000	1,044
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,211
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,350	3,190
0% 12/1/17 (Escrowed to Maturity)	350	340
0% 12/1/21 (AMBAC Insured)	3,095	2,491
0% 12/1/21 (Escrowed to Maturity)	1,905	1,647
6.5% 1/1/20 (AMBAC Insured)	2,755	3,405
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,896
6.5% 1/1/20 (Escrowed to Maturity)	465	589
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	629
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,367
0% 12/1/16 (Escrowed to Maturity)	585	578
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,860
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	$ 4,300	$ 2,999
0% 1/1/19	2,955	2,646
0% 1/1/19 (Escrowed to Maturity)	45	42
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,103
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,616
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,933
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	15,779
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,510
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,220
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	10,156
0% 6/15/44 (FSA Insured)	53,800	11,428
0% 6/15/45 (FSA Insured)	27,900	5,611
0% 6/15/46 (FSA Insured)	6,250	1,182
0% 6/15/47 (FSA Insured)	16,540	2,951
Series 2012 B:
0% 12/15/41	17,400	4,252
0% 12/15/51	16,200	2,186
5% 6/15/52	17,900	18,601
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	2,999
Series 1996 A, 0% 6/15/24	3,060	2,143
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,890
0% 6/15/15	7,915	7,854
0% 6/15/15 (Escrowed to Maturity)	5,355	5,344
0% 6/15/15 (Escrowed to Maturity)	1,730	1,726
Quincy Hosp. Rev. Series 2007:
5% 11/15/14	1,000	1,015
5% 11/15/16	1,200	1,300
5% 11/15/18	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	$ 1,300	$ 1,458
5% 10/1/18	1,435	1,622
5% 10/1/20	1,290	1,454
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,464
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,719
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,958
Series 2009 A, 5.75% 4/1/38	7,805	8,888
Series 2010 A:
5% 4/1/25	5,125	5,783
5.25% 4/1/30	3,200	3,602
Series 2013:
6% 10/1/42	4,600	5,124
6.25% 10/1/38	4,530	5,157
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,995	1,992
0% 11/1/16 (Escrowed to Maturity)	1,615	1,599
0% 11/1/16 (FSA Insured)	4,885	4,783
0% 11/1/17 (FSA Insured)	3,200	3,062
0% 11/1/19 (Escrowed to Maturity)	675	627
0% 11/1/19 (FSA Insured)	4,325	3,892
		995,985
Indiana - 3.2%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	2,835	2,978
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,146
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,510	2,636
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	926
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	493
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	1,984
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
GCS School Bldg. Corp. One 5% 7/15/22 (Pre-Refunded to 7/15/15 @ 100)	$ 1,545	$ 1,622
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	31,869
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	3,500	3,675
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,536
Series 2009 A, 5.25% 11/1/39	5,300	5,768
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,717
Series 2012:
5% 3/1/30	3,900	4,208
5% 3/1/41	7,070	7,376
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B, 5% 2/15/15	1,500	1,545
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	11,200	12,112
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	840	869
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	7,700	7,857
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,327
5% 1/1/23	1,800	2,082
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,542
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/26	2,545	2,926
Series 2011 A, 5.25% 10/1/25	1,750	2,031
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,348
0% 6/1/18 (AMBAC Insured)	1,700	1,594
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	1,525	1,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F: - continued
5% 1/1/17 (AMBAC Insured) (f)	$ 1,700	$ 1,835
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,342
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	440
5% 1/15/30	24,540	27,427
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,340
5% 7/1/25	1,000	1,163
5% 7/1/26	1,325	1,538
5% 7/1/29	670	775
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,147
Westfield Washington Multi-School Bldg. Corp.:
Series 2005 A, 5% 7/15/18 (Pre-Refunded to 1/15/15 @ 100)	890	913
5% 7/15/18	610	623
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,215
		179,552
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,345
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	11,768
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,774
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,800	4,741
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,270
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,159
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	$ 1,300	$ 1,467
5% 11/15/17 (Escrowed to Maturity)	2,500	2,861
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,142
5% 9/1/25	4,000	4,553
		33,034
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,467
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,217
5% 8/15/17	3,650	4,073
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,343
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,204
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,196
5.75% 10/1/38	7,410	8,264
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,406
		40,170
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	2,100	2,394
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,101
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,056
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,816
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	$ 1,420	$ 1,547
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	1,067
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,890
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,642
Series 2012:
5% 12/1/22	8,645	9,616
5% 12/1/30	2,000	2,155
5% 12/1/31	1,000	1,072
5% 12/1/32	1,500	1,602
0% 9/1/14 (AMBAC Insured)	3,165	3,160
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,749
5% 5/15/23	1,300	1,476
		66,942
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,848
Series 2009, 6% 7/1/38	2,700	3,152
		13,000
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,720
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,421
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/16 (CIFG North America Insured)	1,000	1,076
5% 6/1/19 (CIFG North America Insured)	1,500	1,612
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,113
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,251
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,647
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	$ 3,000	$ 3,260
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,247
6% 1/1/43	1,500	1,541
Series 2010, 5.625% 7/1/30	2,865	2,961
		33,849
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	1,375	1,449
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,688
Series 2011 I, 6.75% 1/1/36	3,000	3,515
Series 2013 B1, 4.75% 11/15/20	6,660	6,671
5.5% 7/1/44	6,300	6,667
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	9,000	10,101
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	2,400	2,411
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,462
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,900	3,200
		47,164
Michigan - 2.2%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,428
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	4,000	4,230
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,347
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	11,895
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,390
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,706
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 5,000	$ 5,117
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,324
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,804
Ferris State Univ. Rev. 5% 10/1/20 (Pre-Refunded to 10/1/14 @ 100)	3,165	3,203
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,823
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,804
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	5,950	5,587
5% 6/1/20	2,050	2,313
5% 6/1/27	3,000	3,162
5% 6/1/39	6,350	6,350
Series 2012, 5% 11/15/42	11,825	12,325
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,334
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	40	40
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,592
5% 12/1/26	1,115	1,213
Series 2012 A:
5% 6/1/23	2,395	2,768
5% 6/1/26	2,000	2,239
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,117
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,400	4,412
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,942
		123,465
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,617
5% 5/1/20	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	$ 4,000	$ 4,071
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,454
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,472
Series 2009, 5.75% 7/1/39	20,700	22,777
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006:
5.25% 5/15/18	1,650	1,797
5.25% 5/15/36	4,250	4,468
5.25% 5/15/23	2,000	2,148
		51,063
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,513
Missouri - 0.2%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,314
5% 9/1/27	490	541
5% 9/1/28	1,000	1,099
5% 9/1/29	1,000	1,095
5% 9/1/30	1,390	1,518
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,116
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,960	2,197
		8,880
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.652% 12/1/17 (c)	7,900	7,636
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,381
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.): - continued
6% 8/15/28	$ 3,500	$ 3,846
6.125% 8/15/31	2,250	2,464
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23	2,250	2,511
5% 1/1/24	1,000	1,115
		19,953
Nevada - 0.3%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	5,001
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,284
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B, 0% 7/1/14 (FSA Insured)	3,000	3,000
		14,285
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,904
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,525
Series 2007 A, 5% 10/1/37	6,100	6,242
Series 2012:
4% 7/1/32	2,370	2,228
5% 7/1/24	1,000	1,094
5% 7/1/25	1,185	1,292
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/18	4,315	4,962
5% 2/1/19	2,000	2,309
5% 2/1/24	1,775	2,064
		34,620
New Jersey - 2.7%
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,443
Series 2012, 5% 6/15/21	4,600	5,282
Series 2013 NN, 5% 3/1/27	69,700	77,514
Series 2013:
5% 3/1/23	12,200	14,109
5% 3/1/24	17,000	19,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013: - continued
5% 3/1/25	$ 1,900	$ 2,142
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	10,788
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,645
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,988
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,651
		149,915
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,511
5% 12/1/18	2,000	2,292
		7,803
New York - 8.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,139
5.25% 11/15/17 (St.Peters Hosp. Insured)	1,500	1,678
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	16,645
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	13,916
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2008 A1, 5.25% 8/15/27	9,940	11,324
Series 2008 D1, 5.125% 12/1/22	5,000	5,688
Series 2009 I1, 5.625% 4/1/29	3,600	4,172
Series 2012 A1, 5% 8/1/24	7,400	8,609
Series 2012 G1, 5% 4/1/25	13,700	15,795
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	$ 3,735	$ 3,970
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,831
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,716
Series 2009 EE, 5.25% 6/15/40	11,600	13,013
Series 2009 FF 2, 5.5% 6/15/40	17,800	19,937
Series 2011 EE, 5.375% 6/15/43	42,080	48,326
Series 2012 EE, 5.25% 6/15/30	17,200	19,853
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,563
5.5% 7/15/38	1,600	1,807
5.625% 7/15/38	2,825	3,205
Series 2009 S3:
5.25% 1/15/34	21,000	23,441
5.25% 1/15/39	3,400	3,736
5.375% 1/15/34	2,750	3,084
Series 2009 S4:
5.5% 1/15/39	8,800	9,921
5.75% 1/15/39	4,100	4,666
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,701
5% 5/15/22	4,300	5,128
Series 2012 A:
4% 5/15/21	3,500	3,916
5% 5/15/23	5,600	6,598
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,948
Series 2009 A, 5% 2/15/39	4,000	4,402
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	1,900	2,060
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,440	4,632
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,612
Series 2010 A, 5% 7/1/26	4,000	4,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	$ 11,800	$ 13,023
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	29,292
Series 2010 D, 5.25% 11/15/40	6,600	7,230
Series 2012 D, 5% 11/15/25	25,900	29,728
Series 2012 F, 5% 11/15/24	12,400	14,402
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,652
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,019
5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	12,500	13,135
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,961
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	533
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,463
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,912
5% 6/1/21	4,600	4,986
		448,306
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (f)	1,200	1,393
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,043
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,933
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,343
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21	5,690	6,332
Series 2012 A, 5% 11/15/26	1,295	1,472
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,487
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,551
Series 2010 B, 5% 1/1/20	6,700	7,813
		46,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	$ 4,600	$ 4,886
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,774
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,702
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,862
5.25% 7/1/15	1,300	1,341
		12,565
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,659
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,674
5% 6/1/17	5,045	5,498
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	752
5.25% 9/15/18 (FSA Insured)	1,360	1,535
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,603
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,333
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,130
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	11,073
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	18,800	19,854
Series 2009 C, 5.625% 6/1/18	2,000	2,236
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,633
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	4,071
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	9,193
		77,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,845	$ 2,993
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,159
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,336
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,767
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,119
Series 2012:
5% 2/15/21	2,200	2,579
5% 2/15/24	4,190	4,790
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,843
		34,586
Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,455
5.25% 6/1/24 (FSA Insured)	2,605	3,228
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,650
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,068
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,482
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,398
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,096
5.5% 6/15/21 (FSA Insured)	1,060	1,275
		24,652
Pennsylvania - 1.9%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,000	3,198
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/16	1,365	1,484
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.): - continued
Series 2009 A, 5.625% 8/15/39	$ 6,225	$ 6,944
Annville-Cleona School District:
5.5% 3/1/24	390	400
5.5% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	960	994
5.5% 3/1/25	405	415
5.5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	995	1,030
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	7,800	7,961
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,073
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	6,016
5% 1/1/23	2,000	2,130
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,966
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,456
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,353
Series 2012 A, 5% 6/1/27	4,105	4,480
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	875	936
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/21	2,900	3,349
Series A, 5% 8/15/16	3,600	3,781
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,761
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,013
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,099
Ninth Series, 5.25% 8/1/40	3,750	4,207
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,686
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	$ 3,200	$ 3,641
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,036
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,740
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,149
5% 6/1/23	2,500	2,859
		105,849
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Series N:
5.5% 7/1/21	5,000	4,044
5.5% 7/1/22	2,550	2,029
		6,073
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	3,400	3,436
Series A:
5.25% 9/15/15 (Pre-Refunded to 9/15/14 @ 100)	1,725	1,743
5.25% 9/15/16 (Pre-Refunded to 9/15/14 @ 100)	1,815	1,833
5.25% 9/15/18 (Pre-Refunded to 9/15/14 @ 100)	1,005	1,015
		8,027
South Carolina - 1.9%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,377
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,637
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,242
5% 11/1/19	1,000	1,137
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	1,540	1,649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	$ 500	$ 548
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,540
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,019
5% 4/1/24	4,000	4,111
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,641
5.25% 1/1/39	2,800	3,070
Series 2004 A, 5% 1/1/39	7,600	7,609
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,660
Series 2012 B, 5% 12/1/20	1,500	1,773
Series 2012 C:
5% 12/1/14	1,000	1,020
5% 12/1/14	2,000	2,040
Series 2013 E, 5.5% 12/1/53	29,935	32,909
Series 2014 A, 5.5% 12/1/54 (b)	10,000	10,951
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,177
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,632
		106,742
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,034
5% 9/1/28	3,000	3,266
		4,300
Tennessee - 0.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/14	3,870	3,941
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,248
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (f)	$ 5,820	$ 6,651
5.75% 7/1/24 (f)	2,400	2,740
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,600	1,661
		27,625
Texas - 9.4%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,309
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,669
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,370
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,915
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,716
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (Pre-Refunded to 11/15/14 @ 100)	1,780	1,812
Series 2005 A, 5% 5/15/31 (AMBAC Insured) (Pre-Refunded to 5/15/31 @ 100)	4,690	4,840
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,934
5.25% 2/15/42	5,000	5,411
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,885
5% 8/1/20 (AMBAC Insured)	1,780	1,977
Coppell Independent School District 0% 8/15/20	2,000	1,792
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,263
5% 7/15/22	2,500	2,936
5% 7/15/24	2,255	2,585
5.25% 7/15/18 (FSA Insured)	3,305	3,725
5.25% 7/15/19 (FSA Insured)	4,000	4,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	$ 9,700	$ 9,648
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	23,877
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007:
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	2,625	2,665
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (f)	4,325	4,387
Series 2009 A, 5% 11/1/23	1,250	1,370
Series 2010 A, 5% 11/1/42	14,800	15,816
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,112
DeSoto Independent School District 0% 8/15/20	3,335	2,962
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,608
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	1,555	1,682
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	345	373
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53	5,440	5,907
Grand Prairie Independent School District 0% 2/15/16	3,775	3,755
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	14,917
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	27,899
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,166
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,203
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (f)	3,000	3,398
5% 7/1/25 (f)	1,500	1,685
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,462
Humble Independent School District:
Series 2000, 0% 2/15/16	3,000	2,991
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,048
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,951
Kermit Independent School District 5.25% 2/15/37	4,130	4,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kingsville Independent School District 5.25% 2/15/37	$ 3,650	$ 4,004
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,079
Lower Colorado River Auth. Rev.:
5% 5/15/31	20	20
5.25% 5/15/18	150	151
5.75% 5/15/37	540	559
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	136
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,318
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	2,275	2,289
5.5% 8/15/25	500	502
5.5% 8/15/25 (Pre-Refunded to 8/15/14 @ 100)	1,175	1,182
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,945
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,605
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,309
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,292
Series 2008 A:
6% 1/1/23	4,800	5,398
6% 1/1/24	2,000	2,244
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	8,405
Series 2009 A, 6.25% 1/1/39	10,200	11,793
Series 2011 A:
5.5% 9/1/41	14,250	16,205
6% 9/1/41	6,200	7,386
Series 2011 D, 5% 9/1/28	13,000	14,853
Prosper Independent School District:
Series 2005, 5.125% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	3,110	3,284
Series 2007, 5.375% 8/15/37	15,255	16,725
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,395	1,509
5.25% 2/15/37	3,705	3,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	$ 2,510	$ 2,620
5% 7/1/17 (FSA Insured) (f)	2,765	3,074
5% 7/1/17 (FSA Insured) (f)	2,385	2,660
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,905
5.25% 7/1/20 (FSA Insured) (f)	3,215	3,540
5.25% 7/1/20 (FSA Insured) (f)	2,775	3,047
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,909
Series 2012, 5.25% 2/1/25	4,200	5,215
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,682
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,920	2,101
Snyder Independent School District:
5.25% 2/15/21 (Pre-Refunded to 2/15/15 @ 100)	1,035	1,068
5.25% 2/15/22 (Pre-Refunded to 2/15/15 @ 100)	1,090	1,125
5.25% 2/15/30 (Pre-Refunded to 2/15/15 @ 100)	1,800	1,857
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,177
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,933
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,930
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,558
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,836
5% 8/15/43	4,000	4,344
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29	2,820	3,110
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	5,600	6,068
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	8,190	8,473
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	190	196
5% 4/1/25	3,915	4,433
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	443
5.75% 8/1/26	890	894
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	18,518
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	$ 5,200	$ 6,170
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	11,200	13,123
Series 2013, 6.75% 6/30/43 (f)	12,600	15,096
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	3,200	3,212
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,579
5% 4/1/25	3,400	3,778
5% 4/1/26	4,350	4,831
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,173
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	5,600	6,079
Waller Independent School District 5.5% 2/15/37	4,920	5,416
Weatherford Independent School District 0% 2/15/33	6,985	3,453
Wylie Independent School District:
0% 8/15/20	20	15
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	1,770	1,347
		522,252
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	8,210	8,242
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	315	337
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,635
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	2,993
5% 8/1/25	2,175	2,418
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	10,122
		27,747
Virginia - 0.3%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (f)	$ 6,000	$ 6,220
5% 1/1/40 (f)	4,200	4,303
		15,780
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,931
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	2,430	2,521
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,843
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,590	1,620
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,760	1,788
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,055	2,082
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,876
5.25% 12/1/36 (FSA Insured)	9,180	9,793
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	25,922
Series 2009, 5.25% 1/1/42	2,600	2,840
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,269
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (f)	1,340	1,544
5% 6/1/22 (f)	1,000	1,154
5% 6/1/24 (f)	1,000	1,141
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	2,005
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,494
5% 12/1/27	2,625	3,006
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	$ 2,975	$ 3,362
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	414
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,887
0% 7/1/19 (Escrowed to Maturity)	9,100	8,487
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,663
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	11,103
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,519
5.25% 8/15/20	2,000	2,299
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	12,524
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,622
Series 2012 A:
5% 10/1/25	5,130	5,931
5% 10/1/26	13,395	15,317
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,513
Series 2009, 7% 7/1/39	3,000	3,405
		175,085
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	761
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,787
		3,548
Wisconsin - 0.6%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,446
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,554
5.75% 7/1/30	2,655	2,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Agnesian HealthCare, Inc. Proj.): - continued
Series 2013 B:
5% 7/1/27	$ 1,205	$ 1,323
5% 7/1/36	5,000	5,293
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,233
Series 2008 B, 5.375% 8/15/37	8,045	8,588
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,356
Series 2012:
4% 10/1/23	2,500	2,731
5% 6/1/39	1,075	1,140
		31,609
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,528
TOTAL MUNICIPAL BONDS (Cost $5,144,616)		5,500,261
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $9,314)	8,600	9,569
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (d)(e) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $5,154,030)		5,509,930
NET OTHER ASSETS (LIABILITIES) - 1.1%		59,723
NET ASSETS - 100%		$ 5,569,653
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,411,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 0*

* Amount represents thirty one dallars.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,509,830	$ -	$ 5,509,830	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,509,930	$ 100	$ 5,509,830	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.0%
Health Care	21.7%
Transportation	10.7%
Special Tax	8.2%
Electric Utilities	7.4%
Water & Sewer	7.1%
Others* (Individually Less Than 5%)	9.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,153,930)	$ 5,509,830
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,154,030)		$ 5,509,930
Cash		29,946
Receivable for fund shares sold		1,737
Interest receivable		68,516
Other receivables		7
Total assets		5,610,136

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 29,007
Payable for fund shares redeemed	2,762
Distributions payable	5,601
Accrued management fee	1,669
Other affiliated payables	1,398
Other payables and accrued expenses	46
Total liabilities		40,483

Net Assets		$ 5,569,653
Net Assets consist of:
Paid in capital		$ 5,218,055
Undistributed net investment income		720
Accumulated undistributed net realized gain (loss) on investments		(5,022)
Net unrealized appreciation (depreciation) on investments		355,900
Net Assets, for 418,487 shares outstanding		$ 5,569,653
Net Asset Value, offering price and redemption price per share ($5,569,653 ÷ 418,487 shares)		$ 13.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 111,703
Income from Fidelity Central Funds		-
Total income		111,703

Expenses
Management fee	$ 9,865
Transfer agent fees	2,457
Accounting fees and expenses	339
Custodian fees and expenses	32
Independent trustees' compensation	11
Registration fees	65
Audit	38
Legal	5
Miscellaneous	25
Total expenses before reductions	12,837
Expense reductions	(12)	12,825
Net investment income (loss)		98,878
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4,200)
Change in net unrealized appreciation (depreciation) on investment securities		268,936
Net gain (loss)		264,736
Net increase (decrease) in net assets resulting from operations		$ 363,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,878	$ 222,012
Net realized gain (loss)	(4,200)	21,387
Change in net unrealized appreciation (depreciation)	268,936	(445,997)
Net increase (decrease) in net assets resulting from operations	363,614	(202,598)
Distributions to shareholders from net investment income	(99,596)	(221,457)
Distributions to shareholders from net realized gain	-	(7,586)
Total distributions	(99,596)	(229,043)
Share transactions Proceeds from sales of shares	337,652	915,968
Reinvestment of distributions	65,676	142,730
Cost of shares redeemed	(435,043)	(2,081,807)
Net increase (decrease) in net assets resulting from share transactions	(31,715)	(1,023,109)
Redemption fees	70	55
Total increase (decrease) in net assets	232,373	(1,454,695)

Net Assets
Beginning of period	5,337,280	6,791,975
End of period (including undistributed net investment income of $720 and undistributed net investment income of $1,438, respectively)	$ 5,569,653	$ 5,337,280
Other Information Shares
Sold	25,843	69,839
Issued in reinvestment of distributions	5,002	10,939
Redeemed	(33,371)	(160,384)
Net increase (decrease)	(2,526)	(79,606)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 13.57	$ 13.03	$ 12.27	$ 12.46	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.237	.479	.483	.513	.516	.517
Net realized and unrealized gain (loss)	.632	(.873)	.537	.764	(.189)	.970
Total from investment operations	.869	(.394)	1.020	1.277	.327	1.487
Distributions from net investment income	(.239)	(.478)	(.479)	(.515)	(.516)	(.517)
Distributions from net realized gain	-	(.018)	(.001)	(.002)	(.001)	-H
Total distributions	(.239)	(.496)	(.480)	(.517)	(.517)	(.517)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.31	$ 12.68	$ 13.57	$ 13.03	$ 12.27	$ 12.46
Total ReturnB, C	6.89%	(2.94)%	7.92%	10.64%	2.58%	13.14%
Ratios to Average Net AssetsE,G
Expenses before reductions	.47%A	.46%	.46%	.46%	.46%	.48%
Expenses net of fee waivers, if any	.47%A	.46%	.46%	.46%	.46%	.48%
Expenses net of all reductions	.47%A	.46%	.46%	.46%	.46%	.48%
Net investment income (loss)	3.65%A	3.65%	3.60%	4.08%	4.08%	4.25%
Supplemental Data
Net assets, end of period (in millions)	$ 5,570	$ 5,337	$ 6,792	$ 5,917	$ 5,655	$ 5,641
Portfolio turnover rateF	8%A	10%	10%	11%	10%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 377,642
Gross unrealized depreciation	(21,464)
Net unrealized appreciation (depreciation) on securities and other investments	$ 356,178

Tax cost	$ 5,153,752

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $259,547 and $212,337, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of ..09% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

HIY-USAN-0814
1.787789.111

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,065.80	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.3	36.2
Health Care	20.5	20.3
Education	19.6	19.4
Water & Sewer	7.1	6.8
Special Tax	5.4	5.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	6.4	7.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	7.5	8.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 6.4%	AAA 6.5%
AA,A 86.5%	AA,A 87.2%
BBB 4.7%	BBB 6.2%
BB and Below 0.3%	BB and Below 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets (0.2)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,620,544
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	950,000	1,041,029
6.25% 10/1/34 (b)	900,000	1,000,692
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,173,790
		4,836,055
Ohio - 96.5%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A, 5% 1/1/15	1,275,000	1,292,582
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,139,940
Series 2012, 5% 11/15/23	3,245,000	3,650,657
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,539,350
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,552,680
5.25% 2/15/28	8,040,000	9,116,958
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,350,796
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,333,960
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,152,060
5% 12/1/37	1,095,000	1,211,048
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,452,950
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,115,240
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,974,608
5% 6/1/17	3,240,000	3,530,790
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630,000	664,530
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,784,198
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,297,462
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,556,686
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,134,841
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,077,850
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	531,415
5% 12/1/20	1,240,000	1,423,173
Series 2012 F:
5% 12/1/20	3,045,000	3,624,342
5% 12/1/21	2,765,000	3,302,157
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,700,000	1,923,176
Series B, 5% 12/1/32	6,500,000	7,171,450
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,814,125
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,734,079
Series 2012, 5% 12/1/25	2,350,000	2,695,168
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,294,700
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,355,623
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,437,662
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,235,799
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,102,330
Cleveland Muni. School District Series 2013:
5% 12/1/24	1,255,000	1,434,314
5% 12/1/26	4,060,000	4,566,404
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,379,690
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,167,987
5% 6/1/25	2,500,000	2,801,750
5% 6/1/26	3,075,000	3,422,506
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	5,465,000	6,020,189
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,412,288
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	$ 3,000,000	$ 3,473,040
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29	1,000,000	1,163,710
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	10,873,200
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,148,500
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,700,875
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,288,132
5% 8/1/27	1,200,000	1,342,656
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,667,153
5% 12/1/25	765,000	875,673
Dayton Gen. Oblig.:
4% 12/1/22	750,000	807,945
4% 12/1/25	1,540,000	1,616,338
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,792,440
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	205,082
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,206,300
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,341,191
4% 12/1/23	1,395,000	1,510,938
4% 12/1/24	1,490,000	1,598,859
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,343,950
Series A:
5% 11/1/15	260,000	276,468
5% 11/1/16	265,000	291,521
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (Pre-Refunded to 6/1/16 @ 100)	3,000,000	3,267,270
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,173,320
5% 12/1/24	1,800,000	2,094,732
5% 12/1/25	1,170,000	1,350,473
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	1,990,955
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.: - continued
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,075,000	$ 1,078,827
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,195,606
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,133,921
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,157,184
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,449,370
(The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/27	3,000,000	3,367,680
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,834,450
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,485,227
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,677,925
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,201,600
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,259,859
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,550
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,708,030
Series 2011 A, 5% 12/1/21	1,500,000	1,682,970
Hilliard Gen. Oblig. 5% 12/1/18	235,000	249,300
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,607,700
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,373,041
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,620,946
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,591,550
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,114,440
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,238,843
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs.: - continued
Series 2012 A:
5% 5/1/24	$ 1,385,000	$ 1,614,744
5% 5/1/25	1,500,000	1,735,035
5% 5/1/26	1,600,000	1,838,560
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,363,900
5% 8/15/17	1,000,000	1,104,560
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,166,920
5% 10/1/49	3,000,000	3,161,310
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,154,724
Series 2011 A, 6.5% 11/15/37	2,800,000	3,327,156
Series 2011 D:
5% 11/15/22	1,000,000	1,161,380
5% 11/15/25	5,000,000	5,614,200
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,980,760
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,182,080
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,321,783
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,457,438
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,573,881
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,164,730
Series 2012 A, 5% 8/1/47	10,725,000	11,061,658
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,531,150
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,864,350
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,909,200
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,253,927
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,360,550
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	$ 2,600,000	$ 2,907,060
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,059,896
Series 2010 A, 5% 10/1/24	6,030,000	6,892,592
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	1,011,997
5% 10/1/22	1,090,000	1,311,652
(Common Schools Proj.) Series 2006 D, 5% 9/15/21 (Pre-Refunded to 3/15/16 @ 100)	500,000	540,260
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,980,814
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,471,517
Series 2008 A:
5.375% 9/1/23	1,170,000	1,343,523
5.375% 9/1/28	7,210,000	8,226,466
Series 2011, 5.25% 9/1/23	2,000,000	2,381,360
Series 2012 A:
5% 2/1/26	1,000,000	1,171,140
5% 2/1/27	5,000,000	5,816,750
Series 2012 B:
5% 9/1/21	1,390,000	1,676,159
5% 3/15/25	7,500,000	8,858,175
Series 2012 C, 5% 9/1/23	1,000,000	1,219,080
Series 2013 A, 5% 9/15/22	10,000,000	12,148,594
Series Q, 5% 4/1/25	1,845,000	2,181,011
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	2,335,000	2,720,789
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,771,441
5.5% 1/1/43	3,500,000	3,811,290
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,060,020
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,942,198
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,814,650
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	1,305,000	1,326,076
Series 2009, 5.5% 12/1/36	5,000,000	5,560,800
Series 2013:
5% 12/1/23	540,000	621,481
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/24	$ 585,000	$ 669,521
5% 12/1/25	1,000,000	1,134,950
5% 12/1/26	1,195,000	1,345,917
5% 12/1/27	2,300,000	2,574,321
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,789,810
Series 2011 A, 5% 1/1/32	3,500,000	3,845,275
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,592,100
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,259,320
Series 2012 A:
4% 6/1/27	1,270,000	1,392,250
5% 6/1/24	1,690,000	2,057,169
Series 2013 A:
5% 6/1/28	2,000,000	2,314,080
5% 6/1/38	3,500,000	3,873,415
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	2,713,700
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,609,930
Series 2010 A, 5% 2/15/31	5,475,000	6,108,896
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,171,180
5% 12/1/24	5,075,000	5,889,944
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,269,028
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,792,154
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,103,140
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,266,008
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,409,498
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	525,000	552,022
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,314,020
5% 6/1/30	1,000,000	1,154,230
Olentangy Local School District 5% 12/1/36	2,700,000	2,927,934
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/17	$ 1,250,000	$ 1,209,413
5% 12/1/32	1,500,000	1,620,825
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,159,149
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,843,776
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,204,240
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,277,092
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	522,034
5% 12/1/35 (FSA Insured)	2,500,000	2,714,900
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,915,015
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,693,901
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,107,440
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,875,705
Toledo Wtrwks. Rev. 5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,650,955
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,284,940
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,125,560
5% 6/1/23 (FSA Insured)	2,000,000	2,239,820
5% 6/1/24 (FSA Insured)	2,000,000	2,229,400
Series 2010 F, 5% 6/1/32	2,000,000	2,235,380
Series 2012 A:
5% 6/1/22	2,000,000	2,401,320
5% 6/1/23	2,000,000	2,378,960
Series 2012 C:
4% 6/1/28	2,000,000	2,126,240
5% 6/1/24	1,230,000	1,462,962
Series 2013 A:
5% 6/1/33	4,085,000	4,590,396
5% 6/1/34	5,130,000	5,739,547
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	$ 3,500,000	$ 3,732,330
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,025,201
		546,439,353
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,053,080
Series 2009 A, 6.75% 10/1/37	1,000,000	1,109,400
Series 2009 B, 5% 10/1/25	1,000,000	1,094,310
		3,256,790
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $528,599,206)	554,532,198
NET OTHER ASSETS (LIABILITIES) - 2.1%	11,695,243
NET ASSETS - 100%	$ 566,227,441
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

General Obligations	34.3%
Health Care	20.5%
Education	19.6%
Water & Sewer	7.1%
Special Tax	5.4%
Others* (Individually Less Than 5%)	13.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $528,599,206)		$ 554,532,198
Cash		7,575,595
Receivable for fund shares sold		264,866
Interest receivable		5,113,672
Other receivables		442
Total assets		567,486,773

Liabilities
Payable for fund shares redeemed	$ 291,612
Distributions payable	623,855
Accrued management fee	169,670
Transfer agent fee payable	113,972
Other affiliated payables	35,238
Other payables and accrued expenses	24,985
Total liabilities		1,259,332

Net Assets		$ 566,227,441
Net Assets consist of:
Paid in capital		$ 540,804,866
Undistributed net investment income		80,930
Accumulated undistributed net realized gain (loss) on investments		(591,347)
Net unrealized appreciation (depreciation) on investments		25,932,992
Net Assets, for 47,037,451 shares outstanding		$ 566,227,441
Net Asset Value, offering price and redemption price per share ($566,227,441 ÷ 47,037,451 shares)		$ 12.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 10,310,882

Expenses
Management fee	$ 999,599
Transfer agent fees	226,784
Accounting fees and expenses	68,885
Custodian fees and expenses	6,023
Independent trustees' compensation	1,108
Registration fees	15,261
Audit	27,134
Legal	5,854
Miscellaneous	2,745
Total expenses before reductions	1,353,393
Expense reductions	(622)	1,352,771
Net investment income (loss)		8,958,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(481,404)
Change in net unrealized appreciation (depreciation) on investment securities		26,517,431
Net gain (loss)		26,036,027
Net increase (decrease) in net assets resulting from operations		$ 34,994,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,958,111	$ 19,807,873
Net realized gain (loss)	(481,404)	6,754,186
Change in net unrealized appreciation (depreciation)	26,517,431	(48,075,074)
Net increase (decrease) in net assets resulting from operations	34,994,138	(21,513,015)
Distributions to shareholders from net investment income	(8,956,850)	(19,811,349)
Distributions to shareholders from net realized gain	-	(6,253,185)
Total distributions	(8,956,850)	(26,064,534)
Share transactions Proceeds from sales of shares	37,403,765	105,568,878
Reinvestment of distributions	5,165,027	15,594,749
Cost of shares redeemed	(37,726,845)	(185,567,406)
Net increase (decrease) in net assets resulting from share transactions	4,841,947	(64,403,779)
Redemption fees	812	4,719
Total increase (decrease) in net assets	30,880,047	(111,976,609)

Net Assets
Beginning of period	535,347,394	647,324,003
End of period (including undistributed net investment income of $80,930 and undistributed net investment income of $79,669, respectively)	$ 566,227,441	$ 535,347,394
Other Information Shares
Sold	3,168,754	8,821,191
Issued in reinvestment of distributions	434,912	1,318,073
Redeemed	(3,197,710)	(15,740,658)
Net increase (decrease)	405,956	(5,601,394)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87
Income from Investment Operations
Net investment income (loss) D	.192	.392	.421	.443	.447	.455
Net realized and unrealized gain (loss)	.560	(.779)	.426	.630	(.216)	.737
Total from investment operations	.752	(.387)	.847	1.073	.231	1.192
Distributions from net investment income	(.192)	(.392)	(.420)	(.443)	(.447)	(.455)
Distributions from net realized gain	-	(.131)	(.047)	-	(.004)	(.007)
Total distributions	(.192)	(.523)	(.467)	(.443)	(.451)	(.462)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.04	$ 11.48	$ 12.39	$ 12.01	$ 11.38	$ 11.60
Total ReturnB, C	6.58%	(3.16)%	7.14%	9.62%	1.95%	11.11%
Ratios to Average Net AssetsE
Expenses before reductions	.49%A	.48%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%A	.48%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%A	.48%	.49%	.49%	.48%	.50%
Net investment income (loss)	3.27%A	3.28%	3.42%	3.81%	3.82%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 566,227	$ 535,347	$ 647,324	$ 554,942	$ 533,024	$ 523,499
Portfolio turnover rate	4%A	17%	14%	8%	7%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/14	% of fund's investments 12/31/13	% of fund's investments 6/30/13
1 - 7	76.5	75.9	74.3
8 - 30	0.1	2.4	1.8
31 - 60	2.7	3.1	4.3
61 - 90	4.7	1.7	2.8
91 - 180	7.4	10.0	8.2
> 180	8.6	6.9	8.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/14	12/31/13	6/30/13
Fidelity Ohio Municipal Money Market Fund	42 Days	38 Days	44 Days
Ohio Tax-Free Money Market Funds Average*	42 Days	39 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/14	12/31/13	6/30/13
Fidelity Ohio Municipal Money Market Fund	42 Days	38 Days	45 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Variable Rate Demand Notes (VRDNs) 61.3%	Variable Rate Demand Notes (VRDNs) 64.7%
Other Municipal Debt 27.0%	Other Municipal Debt 25.5%
Investment Companies 9.8%	Investment Companies 9.5%
Net Other Assets (Liabilities) 1.9%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	6/30/14	3/31/14	12/31/13	9/30/13	6/30/13
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2014, the most recent period shown in the table, would have been -0.41%.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.3%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/14, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.15% 7/1/14, VRDN (a)(d)	700,000	700,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.07% 7/1/14, VRDN (a)	1,110,000	1,110,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.3% 7/7/14, VRDN (a)	1,500,000	1,500,000
Series 2010 B1, 0.3% 7/7/14, VRDN (a)	2,000,000	2,000,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.25% 7/7/14, VRDN (a)(d)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/14, VRDN (a)(d)	700,000	700,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.08% 7/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	500,000	500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.22% 7/7/14, VRDN (a)	400,000	400,000
Series 2012 A, 0.24% 7/7/14, VRDN (a)(d)	700,000	700,000
		1,100,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 7/7/14, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 60.0%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	28,600,000	28,600,000
Series B, 0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	24,330,000	24,330,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.04% 7/1/14, LOC Bank of America NA, VRDN (a)	$ 23,825,000	$ 23,825,000
Series 2012 B, 0.06% 7/7/14, VRDN (a)	81,700,000	81,700,000
Athens County Port Auth. Hsg. 0.05% 7/7/14, LOC Barclays Bank PLC, VRDN (a)	13,550,000	13,550,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.08% 7/7/14, LOC Bank of America NA, VRDN (a)	2,985,000	2,985,000
Series 2009 D, 0.08% 7/7/14, LOC Bank of America NA, VRDN (a)	11,400,000	11,400,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.05% 7/7/14, LOC Bank of New York, New York, VRDN (a)	6,800,000	6,800,000
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.03% 7/7/14, VRDN (a)	10,690,000	10,690,000
Participating VRDN Series Clipper 08 2, 0.06% 7/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.05% 7/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400,000	6,400,000
Series Putters 2456, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (a)	3,300,000	3,300,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (a)	16,900,000	16,900,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,855,000	7,855,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,645,000	12,645,000
Participating VRDN Series BC 11 21B, 0.08% 7/7/14 (Liquidity Facility Barclays Bank PLC) (a)(e)	2,145,000	2,145,000
Series 2009 A, 0.05% 7/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,700,000	5,700,000
Series 2009 B, 0.05% 7/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,600,000	5,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 3,180,000	$ 3,180,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (a)	10,585,000	10,585,000
Series 2000, 0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	5,315,000	5,315,000
Series 2002 I, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,745,000	17,745,000
Series 2007 M, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	8,340,000	8,340,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (a)	8,500,000	8,500,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.22% 7/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,355,000	12,355,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.25% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,805,000	1,805,000
Lancaster Port Auth. Gas Rev. 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	57,600,000	57,600,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.07% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,350,000	1,350,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.08% 7/7/14 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.12% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	9,090,000	9,090,000
Middletown Hosp. Facilities Rev.:
Series 2008 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (a)	12,700,000	12,700,000
Series 2008 B, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (a)	7,825,000	7,825,000
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.09% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	29,600,000	29,600,000
Series 2008 B, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,315,000	19,315,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.04% 7/1/14, LOC Bank of Nova Scotia, VRDN (a)(d)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.05% 7/7/14, LOC Bank of Nova Scotia, VRDN (a)	$ 2,600,000	$ 2,600,000
Series 2009 C, 0.06% 7/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	11,150,000	11,150,000
Series 2009 D, 0.06% 7/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(TimkenSteel Proj.):
Series 2001, 0.08% 7/7/14, LOC PNC Bank NA, VRDN (a)	3,500,000	3,500,000
Series 2003, 0.08% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)	4,250,000	4,250,000
Ohio Gen. Oblig. (Common Schools Proj.):
Series 2005 A, 0.03% 7/7/14, VRDN (a)	1,260,000	1,260,000
Series 2005 B, 0.03% 7/7/14, VRDN (a)	6,370,000	6,370,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (a)	33,450,000	33,450,000
(Xavier Univ. Proj.) Series 2008 A, 0.05% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,200,000	5,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.06% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	14,080,000	14,080,000
Series 2005 B2, 0.1% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	3,610,000	3,610,000
Series F, 0.08% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	13,635,000	13,635,000
Participating VRDN Series Merlots 06 A2, 0.11% 7/7/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	615,000	615,000
Series 2004 D, 0.1% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	8,065,000	8,065,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.2% 7/7/14, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	405,000	405,000
(Wingate at Belle Meadows Proj.) 0.09% 7/7/14, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,585,000	8,585,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.06% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 17,490,000	$ 17,490,000
Series 2008 B, 0.07% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	16,295,000	16,295,000
Series 2008 H, 0.07% 7/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio St Wtr. Dev. Auth. Re (TimkenSteel Proj.) Series 2001, 0.08% 7/7/14, LOC Northern Trust Co., VRDN (a)	3,200,000	3,200,000
Ohio State Univ. Gen. Receipts:
Participating VRDN:
Series Putters 4387, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,750,000	5,750,000
Series Putters 4388, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,750,000	5,750,000
Series 2001:
0.06% 7/7/14, VRDN (a)	1,900,000	1,900,000
0.06% 7/7/14, VRDN (a)	4,780,000	4,780,000
Series 2005 B, 0.03% 7/7/14, VRDN (a)	1,600,000	1,600,000
Series 2008 B, 0.05% 7/7/14, VRDN (a)	1,500,000	1,500,000
Series 2010 E, 0.06% 7/7/14, VRDN (a)	31,700,000	31,700,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.08% 7/7/14, LOC Bank of America NA, VRDN (a)(d)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.04% 7/1/14, LOC Bank of Nova Scotia, VRDN (a)(d)	1,400,000	1,400,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	12,300,000	12,300,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.15% 7/7/14, LOC PNC Bank NA, VRDN (a)(d)	565,000	565,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.4% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	850,000	850,000
		771,140,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.07% 7/1/14, LOC Bank of America NA, VRDN (a)	1,140,000	1,140,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 600,000	$ 600,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 7/1/14, VRDN (a)(d)	4,700,000	4,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 7/1/14, VRDN (a)	300,000	300,000
Series 2004, 0.25% 7/7/14, VRDN (a)(d)	900,000	900,000
		6,500,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 7/7/14, VRDN (a)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $788,240,000)		788,240,000
Other Municipal Debt - 27.0%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.25% tender 7/1/14, CP mode (d)	1,600,000	1,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.27% tender 8/11/14, CP mode	3,400,000	3,400,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.32% tender 7/15/14, CP mode	800,000	800,000
		4,200,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 8/11/14, CP mode (d)	1,900,000	1,900,000
Ohio - 26.4%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.28%, tender 8/15/14 (a)(f)	1,472,000	1,472,000
Beachwood Gen. Oblig. BAN Series 2013, 1% 8/6/14	2,350,000	2,351,662
Berea BAN 0.75% 3/25/15	2,000,000	2,007,286
Blue Ash Gen. Oblig. BAN Series 2013, 1% 12/3/14	3,450,000	3,461,106
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Cleveland Muni. School District Bonds Series 2014, 3% 12/1/14	$ 6,325,000	$ 6,399,776
Cleveland Wtr. Rev. Bonds Series 2011 W, 5% 1/1/15	1,000,000	1,024,320
Columbus Gen. Oblig.:
BAN Series 2013, 2% 9/1/14	6,600,000	6,620,189
Bonds:
Series 2010 A, 5% 6/1/15	830,000	866,362
Series 2011 A, 5% 7/1/14	1,375,000	1,375,000
Series 2013-1, 4% 7/1/14	10,195,000	10,195,000
Series 2013-2, 4% 7/1/14	2,475,000	2,475,000
3% 2/15/15	1,420,000	1,445,368
Delaware Gen. Oblig. BAN 1% 4/22/15	13,200,000	13,289,402
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.09%, tender 6/3/15 (a)	12,500,000	12,500,000
Franklin County Rev. Bonds Series 2013 OH, 0.14%, tender 1/26/15 (a)	12,500,000	12,500,000
Hilliard Gen. Oblig. BAN Series B, 1% 4/28/15	3,285,000	3,307,105
Lakewood Gen. Oblig. BAN Series 2014, 1% 4/10/15	2,850,000	2,866,511
Lebanon Gen. Oblig. BAN 1% 4/21/15	1,730,000	1,740,843
Lima Gen. Oblig. BAN 1.25% 3/17/15	3,415,000	3,438,667
Mason City School District BAN 1.25% 1/28/15	4,800,000	4,828,492
Mason Gen. Oblig. BAN:
Series 2013, 1.25% 12/16/14	1,670,000	1,677,584
1% 6/25/15	2,500,000	2,519,134
Miami Univ. Bonds Series 2011, 4% 9/1/14	1,500,000	1,509,680
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	5,955,000	6,027,108
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	2,055,000	2,079,803
(Juvenile Correctional Bldg. Fund Projs.) Series 2005 A, 5% 10/1/14	2,035,000	2,059,902
Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/14	3,000,000	3,036,248
Series 2010 C, 4% 10/1/14	1,000,000	1,009,739
Ohio Cap. Facilities Lease Bonds:
(Adult Correctional Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	1,455,000	1,474,594
(Pub. Safety Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	740,000	749,965
Ohio Gen. Oblig. Bonds:
Series 2002 A, 5.375% 2/1/15	5,495,000	5,663,157
Series 2005 C, 5% 8/1/14	1,500,000	1,506,070
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series 2009 A, 5% 9/15/14	$ 5,000,000	$ 5,049,896
Series 2009 C, 5% 9/15/14	16,600,000	16,765,760
Series 2010 A:
5% 9/15/14	1,475,000	1,489,752
5% 11/1/14	1,225,000	1,244,997
Series 2011 A, 5% 9/1/14	2,240,000	2,258,240
Series 2013 A, 2% 11/1/14	640,000	643,762
Series 2014 R, 4% 5/1/15	12,500,000	12,902,988
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	1,000,000	1,024,287
(Kenyon College Proj.) 4.85%, tender 7/1/14 (a)	2,000,000	2,042,304
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.09% tender 9/4/14, CP mode	2,000,000	2,000,000
0.09% tender 11/5/14, CP mode	13,000,000	13,000,000
0.1% tender 7/7/14, CP mode	7,100,000	7,100,000
0.1% tender 7/7/14, CP mode	10,200,000	10,200,000
0.1% tender 10/29/14, CP mode	10,300,000	10,300,000
Series 2008 B6:
0.09% tender 9/4/14, CP mode	23,900,000	23,900,000
0.09% tender 11/5/14, CP mode	5,000,000	5,000,000
0.1% tender 10/6/14, CP mode	12,300,000	12,300,000
Series 2013 A, 2% 12/1/14	2,940,000	2,961,896
0.1% tender 8/6/14, CP mode	22,700,000	22,700,000
Series 2008 B6, Bonds (The Cleveland Clinic Foundation Proj.) 0.09% tender 11/5/14, CP mode	10,000,000	10,000,000
Ohio Hosp. Facilities Rev. Bonds Series 2011 A, 3% 1/1/15	2,000,000	2,028,811
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2003, 5.25% 12/1/14	2,000,000	2,042,698
Stow Gen. Oblig. BAN 1% 5/1/15	4,125,000	4,152,416
Streetsboro City School District BAN:
Series 2013, 1% 7/1/14	4,900,000	4,900,000
1% 7/1/14	10,909,273	10,909,273
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	12,800,000	12,892,521
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Westerville Gen. Oblig. BAN 1% 12/3/14	$ 9,975,000	$ 10,009,227
Willoughby BAN Series 2014, 1% 6/23/15	5,700,000	5,746,736
		339,042,637
TOTAL OTHER MUNICIPAL DEBT (Cost $346,742,637)		346,742,637
Investment Company - 9.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (b)(c) (Cost $126,541,000)	126,541,000	126,541,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,261,523,637)		1,261,523,637
NET OTHER ASSETS (LIABILITIES) - 1.9%		24,342,333
NET ASSETS - 100%		$ 1,285,865,970
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,472,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
American Muni. Pwr. (Omega Joint Venture 6 Proj.) 0.28%, tender 8/15/14	7/30/04	$ 1,472,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 47,334
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,134,982,637)	$ 1,134,982,637
Fidelity Central Funds (cost $126,541,000)	126,541,000
Total Investments (cost $1,261,523,637)		$ 1,261,523,637
Cash		21,630,600
Receivable for investments sold		2,920,962
Receivable for fund shares sold		12,849,449
Interest receivable		1,726,592
Distributions receivable from Fidelity Central Funds		7,380
Other receivables		498
Total assets		1,300,659,118

Liabilities
Payable for investments purchased	$ 185,000
Payable for fund shares redeemed	14,186,511
Distributions payable	649
Accrued management fee	67,491
Other affiliated payables	332,219
Other payables and accrued expenses	21,278
Total liabilities		14,793,148

Net Assets		$ 1,285,865,970
Net Assets consist of:
Paid in capital		$ 1,285,789,083
Distributions in excess of net investment income		(363)
Accumulated undistributed net realized gain (loss) on investments		77,250
Net Assets, for 1,285,300,246 shares outstanding		$ 1,285,865,970
Net Asset Value, offering price and redemption price per share ($1,285,865,970 ÷ 1,285,300,246 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 570,898
Income from Fidelity Central Funds		47,334
Total income		618,232

Expenses
Management fee	$ 2,318,342
Transfer agent fees	861,177
Accounting fees and expenses	69,527
Custodian fees and expenses	7,714
Independent trustees' compensation	2,513
Registration fees	31,278
Audit	19,054
Legal	6,610
Miscellaneous	4,538
Total expenses before reductions	3,320,753
Expense reductions	(2,765,754)	554,999
Net investment income (loss)		63,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		76,843
Net increase in net assets resulting from operations		$ 140,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,233	$ 126,765
Net realized gain (loss)	76,843	176
Net increase in net assets resulting from operations	140,076	126,941
Distributions to shareholders from net investment income	(63,596)	(126,267)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,538,401,082	3,090,215,840
Reinvestment of distributions	59,402	119,686
Cost of shares redeemed	(1,584,991,561)	(3,100,402,579)
Net increase (decrease) in net assets and shares resulting from share transactions	(46,531,077)	(10,067,053)
Total increase (decrease) in net assets	(46,454,597)	(10,066,379)

Net Assets
Beginning of period	1,332,320,567	1,342,386,946
End of period (including distributions in excess of net investment income of $363 and undistributed net investment income of $0, respectively)	$ 1,285,865,970	$ 1,332,320,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)F	-	-	-	-	-	-
Distributions from net investment incomeF	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.15%
Ratios to Average Net AssetsD, E
Expenses before reductions	.52%A	.52%	.52%	.52%	.52%	.57%
Expenses net of fee waivers, if any	.09%A	.12%	.19%	.24%	.37%	.55%
Expenses net of all reductions	.09%A	.12%	.19%	.24%	.37%	.55%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,285,866	$ 1,332,321	$ 1,342,387	$ 1,106,601	$ 1,010,974	$ 1,029,552

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 528,577,203	$ 28,617,310	$ (2,662,315)	$ 25,954,995
Fidelity Ohio Municipal Money Market Fund	1,261,523,637	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $11,999,711 and $18,093,809, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit - continued

portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 509

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,764,933.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$ 622
Fidelity Ohio Municipal Money Market Fund	821

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OFF-USAN-0814
1.787787.111

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Pennsylvania Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,058.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.9	26.7
Health Care	22.8	23.3
Education	14.9	15.0
Transportation	10.7	10.7
Electric Utilities	9.9	10.8
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	5.4	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.6	7.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 0.7%	AAA 0.7%
AA,A 83.8%	AA,A 84.8%
BBB 12.9%	BBB 12.7%
BB and Below 0.7%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 651,132
6.25% 10/1/34 (c)	700,000	778,316
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,046,268
		2,475,716
Pennsylvania - 95.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,108,620
Allegheny County Series C:
5% 12/1/28 (d)	1,000,000	1,138,260
5% 12/1/30 (d)	1,365,000	1,541,030
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,713,326
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,569,929
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,844,189
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,206,760
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,281,664
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,794,414
Annville-Cleona School District:
6% 3/1/28	80,000	82,277
6% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	190,000	197,342
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	4,051,280
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,843,993
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	278,548
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,236,960
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,215,340
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,364,040
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Chambersburg Area School District:
Series 2007, 5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,096,900
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,556,235
5.25% 3/1/27 (Pre-Refunded to 9/1/15 @ 100)	515,000	545,334
5.25% 3/1/29 (Pre-Refunded to 9/1/15 @ 100)	1,585,000	1,678,357
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	918,592
5% 6/1/25	1,175,000	1,338,490
5% 6/1/26	1,250,000	1,414,525
5% 6/1/42	4,000,000	4,291,280
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,641,205
5% 11/1/42	3,000,000	3,217,140
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,277,920
5% 6/1/42	2,170,000	2,282,753
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,508,407
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,676,013
Series 2012:
5% 8/1/21	350,000	405,202
5% 8/1/22	300,000	348,117
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,635,125
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,197,580
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,813,253
7.75% 9/1/27	4,265,000	5,120,047
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,718,846
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,946,653
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	553,385
5% 8/1/31	3,080,000	3,490,441
5% 8/1/34	1,000,000	1,119,730
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	$ 1,770,000	$ 1,905,228
5.375% 7/1/42	2,130,000	2,241,825
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,800,988
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,135,524
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,771,952
5% 4/1/44	1,295,000	1,422,713
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,756,100
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,913,385
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,316,981
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,370,685
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,459,486
5% 1/1/41	1,750,000	1,798,405
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,750,665
5% 2/15/27	3,625,000	4,223,995
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,220,420
Series 2012 A:
5% 6/1/23	3,850,000	4,342,338
5% 6/1/24	1,500,000	1,672,920
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,097,410
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	940,752
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	515,005
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,190,920
5% 10/1/25	2,500,000	2,934,475
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25%: 8/15/16	1,245,000	1,342,434
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton County Gen. Purp. Auth. Hosp. Rev.: - continued
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25%: 8/15/18	$ 1,450,000	$ 1,634,687
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,945,553
5% 3/1/25	3,255,000	3,601,202
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,087,880
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,077,600
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,032,686
First Series 2008, 5% 5/15/27	805,000	888,720
Second Series 2005, 5% 1/1/25 (Pre-Refunded to 1/1/16 @ 100)	9,900,000	10,601,019
Second Series 2007 A, 5% 8/1/25	2,500,000	2,792,625
Second Series 2009, 5% 4/15/25	500,000	575,730
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,520,725
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	281,530
5% 3/1/20	300,000	346,200
5% 3/1/22	275,000	319,946
5% 3/1/23	585,000	675,523
5% 3/1/42	3,950,000	4,216,862
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,144,930
Series 2009 A, 5.25% 8/15/22	2,655,000	3,058,666
Series 2011 A, 5.75% 8/15/41	4,980,000	5,511,615
First Series 2012, 5% 4/1/20	750,000	871,950
First Series:
5% 4/1/21	500,000	584,215
5% 4/1/22	600,000	704,076
5% 4/1/23	800,000	927,176
5% 4/1/24	1,100,000	1,264,087
Series 2010 E, 5% 5/15/31	2,500,000	2,723,525
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Series 2010:
5% 9/1/30	$ 1,150,000	$ 1,300,558
5% 9/1/31	1,025,000	1,151,762
Series 2011 A, 5% 9/1/41	2,000,000	2,190,460
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School Dstrict of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,455,075
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,437,100
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,425,263
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,143,088
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,617,503
Series 2008 A, 5% 8/15/29	3,945,000	4,332,675
Series 2010, 5% 3/1/40	4,385,000	4,867,262
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,288,990
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,146,466
5% 12/1/25 (AMBAC Insured)	4,345,000	4,578,935
5% 12/1/26 (AMBAC Insured)	3,500,000	3,681,020
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,366,320
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,237,340
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	2,186,450
Series 2014 A, 5% 12/1/31	865,000	975,755
Series 2014 A2, 0% 12/1/40 (a)	5,500,000	3,510,815
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,505,115
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,003,210
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,003,130
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,708,721
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	$ 2,800,000	$ 2,811,144
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,690,838
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,362,779
Ninth Series, 5.25% 8/1/40	8,665,000	9,720,137
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,708,134
Series 1998 A, 5.25% 8/1/17	3,555,000	3,981,849
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,459,840
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	3,550,000	4,039,226
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,433,040
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,768,450
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,060
Series 2012:
5% 4/15/21	1,000,000	1,138,330
5% 4/15/25	2,230,000	2,470,483
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,012,201
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,221,165
Series 2010 C, 5% 9/1/21	4,000,000	4,530,960
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,294,120
Series 2011 A, 5% 1/1/41	2,715,000	2,899,321
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,500,695
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,109,840
5.25% 9/1/16 (FSA Insured)	3,000,000	3,294,270
Series 2012 A, 5% 9/1/22	2,000,000	2,330,060
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,668,960
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	$ 1,000,000	$ 1,114,480
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,822,050
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,613,340
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,100,080
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,902,392
5% 5/1/28 (FSA Insured)	1,000,000	1,070,280
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,254,080
Series 2000 C, 5% 9/15/35	2,000,000	2,209,420
Series 2007 B, 5.25% 9/15/28	2,500,000	2,875,300
Series 2009 A, 5% 9/15/16	1,150,000	1,263,609
Series 2009 B:
5% 9/15/28	2,000,000	2,284,220
5.5% 9/15/24	5,250,000	6,196,838
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,486,781
Series 2011 B, 5.75% 1/1/41	1,500,000	1,646,145
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,107,780
5% 7/1/25	4,465,000	4,836,890
5.25% 7/1/20	1,000,000	1,119,690
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,454,650
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,133,325
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,070,224
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,060,923
		412,966,248
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania, New Jersey - 1.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	$ 500,000	$ 582,975
5% 7/1/23	1,000,000	1,151,970
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,537,433
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,805,935
		7,078,313
Puerto Rico - 0.3%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	8,200,000	1,384,652
0% 8/1/41	1,200,000	174,000
		1,558,652
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $403,763,567)	424,078,929
NET OTHER ASSETS (LIABILITIES) - 1.9%	7,997,200
NET ASSETS - 100%	$ 432,076,129
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	22.9%
Health Care	22.8%
Education	14.9%
Transportation	10.7%
Electric Utilities	9.9%
Water & Sewer	6.5%
Escrowed/Pre-Refunded	5.0%
Others* (Individually Less Than 5%)	7.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $403,763,567)		$ 424,078,929
Cash		5,592,573
Receivable for fund shares sold		362,658
Interest receivable		5,517,218
Other receivables		728
Total assets		435,552,106

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,662,072
Payable for fund shares redeemed	144,240
Distributions payable	403,015
Accrued management fee	129,132
Other affiliated payables	112,962
Other payables and accrued expenses	24,556
Total liabilities		3,475,977

Net Assets		$ 432,076,129
Net Assets consist of:
Paid in capital		$ 411,598,897
Undistributed net investment income		42,986
Accumulated undistributed net realized gain (loss) on investments		118,884
Net unrealized appreciation (depreciation) on investments		20,315,362
Net Assets, for 38,633,183 shares outstanding		$ 432,076,129
Net Asset Value, offering price and redemption price per share ($432,076,129 ÷ 38,633,183 shares)		$ 11.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 8,010,017

Expenses
Management fee	$ 751,417
Transfer agent fees	168,113
Accounting fees and expenses	53,830
Custodian fees and expenses	5,050
Independent trustees' compensation	824
Registration fees	18,497
Audit	27,041
Legal	509
Miscellaneous	1,537
Total expenses before reductions	1,026,818
Expense reductions	(920)	1,025,898
Net investment income (loss)		6,984,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		173,503
Change in net unrealized appreciation (depreciation) on investment securities		16,698,953
Net gain (loss)		16,872,456
Net increase (decrease) in net assets resulting from operations		$ 23,856,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,984,119	$ 15,124,716
Net realized gain (loss)	173,503	3,170,536
Change in net unrealized appreciation (depreciation)	16,698,953	(30,930,637)
Net increase (decrease) in net assets resulting from operations	23,856,575	(12,635,385)
Distributions to shareholders from net investment income	(6,990,254)	(15,129,379)
Distributions to shareholders from net realized gain	(1,230,514)	(1,764,369)
Total distributions	(8,220,768)	(16,893,748)
Share transactions Proceeds from sales of shares	34,175,193	85,032,725
Reinvestment of distributions	5,433,663	11,170,075
Cost of shares redeemed	(27,662,942)	(149,805,023)
Net increase (decrease) in net assets resulting from share transactions	11,945,914	(53,602,223)
Redemption fees	1,013	2,282
Total increase (decrease) in net assets	27,582,734	(83,129,074)

Net Assets
Beginning of period	404,493,395	487,622,469
End of period (including undistributed net investment income of $42,986 and undistributed net investment income of $49,121, respectively)	$ 432,076,129	$ 404,493,395
Other Information Shares
Sold	3,091,540	7,665,675
Issued in reinvestment of distributions	491,871	1,011,043
Redeemed	(2,515,665)	(13,625,413)
Net increase (decrease)	1,067,746	(4,948,695)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21
Income from Investment Operations
Net investment income (loss) D	.185	.370	.387	.415	.418	.407
Net realized and unrealized gain (loss)	.444	(.654)	.395	.590	(.197)	.569
Total from investment operations	.629	(.284)	.782	1.005	.221	.976
Distributions from net investment income	(.186)	(.370)	(.386)	(.415)	(.418)	(.407)
Distributions from net realized gain	(.033)	(.046)	(.026)	-	(.073)	-
Total distributions	(.219)	(.416)	(.412)	(.415)	(.491)	(.407)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.001
Net asset value, end of period	$ 11.18	$ 10.77	$ 11.47	$ 11.10	$ 10.51	$ 10.78
Total ReturnB, C	5.88%	(2.50)%	7.13%	9.76%	2.02%	9.70%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.49%	.48%	.50%	.50%	.51%
Net investment income (loss)	3.39% A	3.33%	3.40%	3.87%	3.85%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,076	$ 404,493	$ 487,622	$ 424,693	$ 430,961	$ 428,569
Portfolio turnover rate	7% A	9%	16%	12%	19%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/14	% of fund's investments 12/31/13	% of fund's investments 6/30/13
1 - 7	86.1	88.7	86.3
8 - 30	2.8	0.5	0.6
31 - 60	1.8	2.9	4.3
61 - 90	3.5	0.0	1.0
91 - 180	1.4	1.3	3.3
> 180	4.4	6.6	4.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/14	12/31/13	6/30/13
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	22 Days	27 Days
Pennsylvania Tax-Free Money Market Funds Average*	33 Days	22 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/14	12/31/13	6/30/13
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	22 Days	27 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Variable Rate Demand Notes (VRDNs) 70.8%	Variable Rate Demand Notes (VRDNs) 77.8%
Other Municipal Debt 18.4%	Other Municipal Debt 11.7%
Investment Companies 10.7%	Investment Companies 9.3%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 1.2%

Current and Historical Seven-Day Yields

	6/30/14	3/31/14	12/31/13	9/30/13	6/30/13
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2014, the most recent period shown in the table, would have been -0.42%.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 70.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/14, VRDN (b)(e)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.12% 7/7/14, LOC Bank of America NA, VRDN (b)	800,000	800,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.13% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	3,240,000	3,240,000
Georgia - 0.1%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.2% 7/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	655,000	655,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 7/7/14, VRDN (b)	3,200,000	3,200,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.3% 7/7/14, VRDN (b)	300,000	300,000
Series 2010 B1, 0.3% 7/7/14, VRDN (b)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/14, VRDN (b)(e)	400,000	400,000
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.24% 7/7/14, VRDN (b)(e)	300,000	300,000
Pennsylvania, New Jersey - 1.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.05% 7/7/14, LOC Barclays Bank PLC, VRDN (b)	7,700,000	7,700,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 7/7/14, LOC KeyBank NA, VRDN (b)	100,000	100,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.1% 7/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	2,200,000	2,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 67.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	$ 2,990,000	$ 2,990,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	8,305,000	8,305,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	4,200,000	4,200,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	2,600,000	2,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	3,530,000	3,530,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.09% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	4,315,000	4,315,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.04% 7/1/14, LOC Bank of Nova Scotia, VRDN (b)(e)	5,000,000	5,000,000
Berks County Muni. Auth. Rev. Participating VRDN:
Series MS 3374, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	8,420,000	8,420,000
Series Putters 3779 Z, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	3,865,000	3,865,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.26% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,500,000	3,500,000
(Snowball Real Estate LP Proj.) 0.25% 7/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,210,000	1,210,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Chester County Health & Ed. Auth. Rev. 0.07% 7/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,600,000	7,600,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	31,645,000	31,645,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (b)	$ 2,000,000	$ 2,000,000
Cumberland County Muni. Auth. Rev.:
(Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.06% 7/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,455,000	7,455,000
(Presbyterian Homes Proj.) Series 2008 B, 0.05% 7/7/14, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Delaware County Indl. Dev. Auth. Rev.:
(The Agnes Irwin School Proj.) Series 2003, 0.4% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,385,000	8,385,000
Series 2013 A, 0.1% 7/7/14, LOC Bank of America NA, VRDN (b)	7,235,000	7,235,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.08% 7/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,600,000	6,600,000
Series Putters 3915 Z, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,285,000	6,285,000
Haverford Township School District Series 2009, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	8,110,000	8,110,000
Luzerne County Convention Ctr. Series 2012, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	2,265,000	2,265,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.06% 7/7/14, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.13% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	212,000	212,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.11% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	700,000	700,000
Series 2002 B5, 0.09% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	4,700,000	4,700,000
Series 2004 B, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
Series 2004 D2, 0.11% 7/7/14, LOC PNC Bank NA, VRDN (b)(e)	800,000	800,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.09% 7/7/14, LOC Citibank NA, VRDN (b)(e)	5,700,000	5,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 5,000,000	$ 5,000,000
Series Putters 3352Z, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215,000	4,215,000
Series Putters 4014, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R 11505, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14070, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	11,800,000	11,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Second Series, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	3,710,000	3,710,000
Series B, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,755,000	2,755,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.06% 7/7/14, LOC Bank of America NA, VRDN (b)	16,255,000	16,255,000
Participating VRDN:
ROC II R 11721, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series MS 3252, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	3,760,000	3,760,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.05% 7/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	20,905,000	20,905,000
Series 2005 C2, 0.05% 7/7/14, LOC Royal Bank of Canada, VRDN (b)(e)	13,900,000	13,900,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,700,000	1,700,000
(The Franklin Institute Proj.) Series 2006, 0.09% 7/7/14, LOC Bank of America NA, VRDN (b)	8,700,000	8,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev.: - continued
(William Penn Charter School Proj.) Series 2008, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	$ 4,400,000	$ 4,400,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.05% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	26,600,000	26,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.04% 7/7/14, LOC Wells Fargo Bank NA, VRDN (b)	16,850,000	16,850,000
Eighth Series C, 0.05% 7/7/14, LOC Barclays Bank PLC, VRDN (b)	3,000,000	3,000,000
Eighth Series D, 0.05% 7/7/14, LOC Royal Bank of Canada, VRDN (b)	17,800,000	17,800,000
Fifth Series A2, 0.03% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,300,000	9,300,000
Philadelphia Gen. Oblig. Series 2009 B, 0.05% 7/7/14, LOC Bank of New York, New York, VRDN (b)	3,450,000	3,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,665,000	3,665,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.08% 7/7/14, LOC Bank of America NA, VRDN (b)	12,300,000	12,300,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 28, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	11,155,000	11,155,000
Series RBC E 29, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,500,000	6,500,000
Series RBC E 30, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,000,000	6,000,000
Series RBC E 45, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)	8,200,000	8,200,000
Ridley School District Series 2009, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (b)	4,440,000	4,440,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.18% 7/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	435,000	435,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.1% 7/7/14, LOC PNC Bank NA, VRDN (b)	13,500,000	13,500,000
Washington County Auth. Rev. 0.03% 7/7/14, VRDN (b)	7,480,000	7,480,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	$ 1,380,000	$ 1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (b)	7,145,000	7,145,000
		488,697,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	300,000	300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 7/1/14, VRDN (b)	200,000	200,000
Series 2004, 0.25% 7/7/14, VRDN (b)(e)	200,000	200,000
		700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $509,472,000)		509,472,000
Other Municipal Debt - 18.4%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.25% tender 7/1/14, CP mode (e)	1,100,000	1,100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.27% tender 8/11/14, CP mode	900,000	900,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A2, 0.32% tender 8/11/14, CP mode (e)	1,900,000	1,900,000
Series 1990 B, 0.37% tender 7/31/14, CP mode	800,000	800,000
		2,700,000
Pennsylvania - 17.7%
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	14,870,000	14,991,802
3% 10/15/14	1,000,000	1,008,309
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
3% 1/1/15	$ 2,620,000	$ 2,657,477
4% 7/1/14	25,160,000	25,160,000
5% 7/1/15	5,200,000	5,452,458
Geisinger Auth. Health Sys. Rev. Bonds Series WF 11 69C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	1,600,000	1,600,000
Monroeville Fin. Auth. UPMC Rev. Bonds Series 2013 B, 1.25% 7/1/14	1,590,000	1,590,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2013 A, 1.25% 7/1/14	2,100,000	2,100,000
Pennsylvania Gen. Oblig. Bonds:
Series 2006, 5% 10/1/14	1,165,000	1,179,165
Series 2010 A, 5% 2/15/15	1,150,000	1,184,705
Series 2012:
5% 7/1/14	3,000,000	3,000,000
5% 6/1/15	6,800,000	7,104,763
Series 2014, 5% 7/1/15	3,000,000	3,145,747
Series I, 5% 9/1/14	9,040,000	9,114,678
Third Series 2010 A, 5% 7/15/14	2,175,000	2,179,081
4% 11/15/14	8,000,000	8,116,162
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,000,000	5,000,000
Pennsylvania State Univ. Bonds:
Series 2002, 5.25% 8/15/14	1,400,000	1,408,899
Series B, 5% 8/15/14	1,000,000	1,006,007
Philadelphia Arpt. Rev. Bonds Series 2010 D, 5% 6/15/15 (e)	4,545,000	4,751,469
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN:
Series 2014, 2% 7/22/15	7,000,000	7,138,670
2% 7/11/14	7,800,000	7,803,884
Bonds (Univ. Cap. Proj.):
Series 2005 C, 0.09% tender 7/30/14, CP mode	10,000,000	10,000,000
Series 2009 B, 5% 9/15/14	1,100,000	1,111,019
		127,804,295
Other Municipal Debt - continued
	Principal Amount	Value
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 7/16/14, CP mode (e)	$ 200,000	$ 200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $132,704,295)		132,704,295
Investment Company - 10.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $77,180,800)	77,180,800	77,180,800
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $719,357,095)		719,357,095
NET OTHER ASSETS (LIABILITIES) - 0.1%		773,007
NET ASSETS - 100%		$ 720,130,102
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,200,000 or 1.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 20,366
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $642,176,295)	$ 642,176,295
Fidelity Central Funds (cost $77,180,800)	77,180,800
Total Investments (cost $719,357,095)		$ 719,357,095
Cash		230,033
Receivable for fund shares sold		11,217,555
Interest receivable		1,549,745
Distributions receivable from Fidelity Central Funds		4,341
Other receivables		34
Total assets		732,358,803

Liabilities
Payable for investments purchased	$ 7,415,867
Payable for fund shares redeemed	4,766,682
Distributions payable	245
Accrued management fee	45,677
Other affiliated payables	230
Total liabilities		12,228,701

Net Assets		$ 720,130,102
Net Assets consist of:
Paid in capital		$ 720,099,264
Undistributed net investment income		135
Accumulated undistributed net realized gain (loss) on investments		30,703
Net Assets, for 719,923,803 shares outstanding		$ 720,130,102
Net Asset Value, offering price and redemption price per share ($720,130,102 ÷ 719,923,803 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 301,802
Income from Fidelity Central Funds		20,366
Total income		322,168

Expenses
Management fee	$ 1,876,496
Independent trustees' compensation	1,480
Total expenses before reductions	1,877,976
Expense reductions	(1,593,188)	284,788
Net investment income (loss)		37,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,577
Net increase in net assets resulting from operations		$ 64,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,380	$ 77,919
Net realized gain (loss)	27,577	14,650
Net increase in net assets resulting from operations	64,957	92,569
Distributions to shareholders from net investment income	(37,245)	(78,107)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	919,128,628	1,970,739,620
Reinvestment of distributions	35,758	75,597
Cost of shares redeemed	(988,757,800)	(1,969,619,379)
Net increase (decrease) in net assets and shares resulting from share transactions	(69,593,414)	1,195,838
Total increase (decrease) in net assets	(69,565,702)	1,210,300

Net Assets
Beginning of period	789,695,804	788,485,504
End of period (including undistributed net investment income of $135 and $0, respectively)	$ 720,130,102	$ 789,695,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.09%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.53%
Expenses net of fee waivers, if any	.08%A	.11%	.18%	.22%	.30%	.49%
Expenses net of all reductions	.08%A	.11%	.18%	.22%	.30%	.49%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 720,130	$ 789,696	$ 788,486	$ 686,162	$ 670,790	$ 678,148

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 403,758,359	$ 21,981,482	$ (1,660,912)	$ 20,320,570
Fidelity Pennsylvania Municipal Money Market Fund	719,357,095	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $22,261,495 and $13,860,324, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 383

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,592,970.

Semiannual Report

7. Expense Reductions - continued

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 920

In addition, through an arrangement with the Money Market Fund's custodian, $218 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PFR-USAN-0814
1.787788.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 22, 2014